Filed pursuant to Rule 497(b)
File No. 333-258930

BMO FUNDS, INC.

BMO Aggressive Allocation Fund

BMO Growth Allocation Fund

BMO Balanced Allocation Fund

BMO Conservative Allocation Fund

BMO Moderate Allocation Fund

790 North Water Street, Suite 1100

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

www.bmofunds.com

October 5, 2021

Dear Shareholder:

I am writing to inform you that a joint special meeting of shareholders of the BMO Funds, Inc. (the “Target Company”) will be held at 9:00 a.m., local time, on November 8, 2021, at the Target Company’s principal executive offices at 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202. The purpose of the meeting is to ask shareholders to consider and vote on proposals to reorganize each of BMO Aggressive Allocation Fund, BMO Growth Allocation Fund, BMO Balanced Allocation Fund, BMO Conservative Allocation Fund and BMO Moderate Allocation Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of the Target Company, into a corresponding series of the Columbia Funds Series Trust or Columbia Funds Series Trust II, as applicable, managed by Columbia Management Investment Advisers, LLC and to amend the Articles of Incorporation of the Target Company to dissolve and terminate the Target Fund.

If you are a shareholder of record of a Target Fund as of the close of business on August 31, 2021, you have the opportunity to vote on the proposal affecting your Target Fund (each, a “Proposal” and together, the “Proposals”). This package contains information about the Proposals and the materials to use when casting your vote. If a Proposal is approved by a Target Fund’s shareholders and the other conditions to the reorganization are satisfied on the effective date of the reorganization, the Target Fund’s shareholders will be issued shares of the corresponding Acquiring Fund that are equal in aggregate net asset value to the shares of the Target Fund that those shareholders held immediately prior to the effective time of the reorganization.

The reorganizations have been recommended by BMO Asset Management Corp., the investment adviser to the Target Funds, and the Proposals have been carefully reviewed and approved by the Board of Directors of the Target Company (the “BMO Funds Board”). Based on its review, the BMO Funds Board recommends that you vote “FOR” the Proposal for your Target Fund. More information on the specific details of, and reasons for, the reorganizations is contained in the enclosed Combined Proxy Statement/Prospectus.

Please read the enclosed materials carefully and cast your vote on the proxy card. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card, enter the control number found on the card, and follow the recorded instructions. You may also vote your shares by Internet. Simply go to the website indicated on your proxy card, enter the control number found on the front of your proxy card, and follow the instructions to cast your vote. You may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call our proxy solicitor at 888-991-1289. Thank you for your participation in this important initiative.

Sincerely,

John M. Blaser, President

BMO Funds, Inc.

QUESTIONS & ANSWERS

This is a brief overview of the Proposals to be considered by shareholders of (i) BMO Aggressive Allocation Fund, (ii) BMO Growth Allocation Fund, (iii) BMO Balanced Allocation Fund, (iv) BMO Conservative Allocation Fund and (v) BMO Moderate Allocation Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of BMO Funds, Inc. We encourage you to read the full text of the enclosed Combined Proxy Statement/Prospectus to obtain detailed information with respect to the Proposal for your Target Fund.

Q: Why are you sending me this information?

The Target Funds are required to obtain shareholder approval for certain kinds of matters. As a shareholder of one or more of the Target Funds, you are being asked to vote on a reorganization involving your Target Fund (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding series of Columbia Funds Series Trust (“CFST”) or Columbia Funds Series Trust II (“CFST II”) (each, an “Acquiring Fund” and together, the “Acquiring Funds”) managed by Columbia Management Investment Advisers, LLC (“Columbia”). As proposed, each Target Fund would reorganize into an Acquiring Fund as set forth in the table below:

Target Fund	Acquiring Trust	Acquiring Fund
BMO Aggressive Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
BMO Growth Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
BMO Balanced Allocation Fund	CFST	Columbia Capital Allocation Moderate Aggressive Portfolio
BMO Conservative Allocation Fund	CFST II	Columbia Capital Allocation Conservative Portfolio
BMO Moderate Allocation Fund	CFST II	Columbia Capital Allocation Moderate Portfolio

Q: Is my vote important?

Yes. While the Board of Directors of BMO Funds, Inc. (the “BMO Funds Board”), with respect to each of the Target Funds listed above, has approved the Proposals and recommends that you approve them, these Proposals cannot go forward without the approval of the shareholders of the Target Funds. Each Target Fund will continue to contact shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Q: What is a fund reorganization?

A fund reorganization involves one target fund transferring all of its assets to an acquiring fund in exchange for shares of such acquiring fund and the assumption by the acquiring fund of all identified liabilities and obligations of the target fund. Once completed, shareholders of the fund being reorganized (i.e., the target fund) will hold shares of the acquiring fund.

Q: Why are the Reorganizations being proposed?

Bank of Montreal, the parent of BMO Asset Management Corp. (“BMO AM”), reached a definitive agreement with Ameriprise Financial, Inc. (“Ameriprise”), the parent of Columbia, to sell the entities that represent its EMEA (Europe, the Middle East and Africa) asset management business. In addition, BMO AM and Bank of Montreal (collectively, “BMO”) have determined to exit the mutual fund investment advisory business in the United States, including ceasing management of the Target Funds. The EMEA acquisition also establishes a strategic relationship between Ameriprise and BMO, giving BMO’s North American wealth management clients opportunities to access a range of Columbia Threadneedle Investments1 management solutions, including the Acquiring Funds. As a result, to ensure that shareholders of the Target Funds have continued access to a large and stable mutual fund platform, BMO AM has proposed reorganizing each of the Target Funds into an

[1]	Columbia Threadneedle Investments (“Columbia Threadneedle”) is the global brand name of the Columbia and Threadneedle group of companies.

Acquiring Fund with an investment strategy that is similar to that of the Target Fund. Columbia or an affiliate will pay BMO an amount based on a percentage of the advisory fees previously paid by the Target Funds to BMO AM with respect to the assets transferred in the Reorganizations.

Q: Will the portfolio managers of my fund change as a result of the Reorganizations?

Yes. The portfolio managers of the Acquiring Funds are different than the portfolio managers for each Target Fund. The portfolio managers of the Acquiring Funds will continue to manage the Acquiring Funds following the Reorganizations. Columbia is the investment manager of each Acquiring Fund.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

Yes. All services will be provided by the Acquiring Funds and their service providers following the Reorganizations. The account-level features and options such as dividend distributions, automatic investment plans, systematic withdrawals and dollar cost averaging currently offered by the Acquiring Funds are detailed in Section C of the enclosed Combined Proxy Statement/Prospectus. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

Q. What will happen to my current elections with respect to options or services associated with my account?

Your current elections with respect to the automatic investment plan, systematic withdrawal plan and dividend reinvestment plan, as well as your current bank instructions and beneficiary information will be automatically applied to your new account at Columbia for accounts held directly with the Fund. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details. If you are a non-U.S. shareholder of a Target Fund, as a shareholder of the combined fund you will not be eligible for additional share purchases, except related to dividend reinvestments.

Q. Will my purchase privileges be converted or do I need to re-enroll?

The majority of shareholders with net asset value purchase privileges and rights of accumulation will remain eligible following a Reorganization and no action will be required to maintain such purchase privileges. However, continued eligibility is subject to the requirements of the Acquiring Funds, which are detailed in Section C of the enclosed Combined Proxy Statement/Prospectus. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

Q: What are the costs of the Reorganizations?

You will not pay any sales charges in connection with receiving Acquiring Fund shares issued in the Reorganizations. Reorganization costs will be allocated among BMO AM, Columbia and their respective affiliates, whether or not such Reorganizations are consummated. Costs of the Reorganizations, which are estimated to be approximately $3.8 million, will not be borne by the Target Funds or Acquiring Funds.

Q: Will there be any costs associated with portfolio repositioning?

Yes. There will be repositioning costs in connection with some of the Reorganizations. BMO AM has agreed to bear brokerage and transaction fees arising from sales of portfolio assets by each Target Fund in anticipation of the Reorganization. A discussion of the anticipated capital gains impact of the portfolio repositioning by each Target Fund on an aggregate and per share basis is included under “Section A – Proposals 1-6: Reorganization Proposal – Fees and Expenses” in the enclosed Combined Proxy Statement/Prospectus.

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Q: What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders who receive shares of the corresponding Acquiring Fund in a Reorganization will not recognize gain or loss as a direct result of the Reorganization and no Acquiring Fund will recognize gain or loss as a direct result of a Reorganization. Prior to the closing of each Reorganization, each Target Fund expects to declare a distribution of all of its net investment income and net capital gains, if any. All or a portion of such distribution may be taxable to such Target Fund’s shareholders for U.S. federal income tax purposes. To the extent that portfolio securities of a Target Fund are sold in connection with any portfolio repositioning prior to the closing of a Reorganization, the Target Fund may realize gains or losses, which may increase or decrease the net capital gains or net investment income to be distributed by such Target Fund. For more information see the section of the enclosed Combined Proxy Statement/Prospectus entitled “Section A – Proposals 1-5: Reorganization Proposals – Additional Information About the Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.”

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

Yes. Following the proposed Reorganizations, the expenses borne by Target Fund shareholders as shareholders of the corresponding Acquiring Fund will change. Because the fees and expense structure of the BMO Funds and Columbia Funds differ, operating expenses of the Acquiring Funds generally are expected to be the same as or higher than the those of the Target Funds. See the enclosed Combined Proxy Statement/Prospectus under “Section A—Proposals 1-5: Reorganization Proposals—Summary—Fees and Expenses.”

Q: If approved, when will the Reorganizations happen?

Each Reorganization will take place following shareholder approval of such Reorganization, and is expected to close in the first quarter of 2022.

Q: How does the BMO Funds Board recommend that I vote?

After careful consideration, the BMO Funds Board recommends that you vote “FOR” the Proposal with respect to the Reorganization of your Target Fund.

Q: How can I vote?

You can vote in one of four ways:

•	By telephone (call the toll-free number listed on your proxy card)

•	By Internet (log on to the Internet site listed on your proxy card)

•	By mail (using the enclosed postage pre-paid envelope)

•	In person at the shareholder meeting scheduled to occur at 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202, on November 8, 2021

The deadline for voting by telephone or Internet is 11:59 P.M. E.T. on November 7, 2021. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Q: Whom should I call if I have questions?

If you have questions about any of the Proposals described in the Combined Proxy Statement/Prospectus or about voting procedures, please call the Target Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., toll free at 888-991-1289.

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BMO FUNDS, INC.

BMO Aggressive Allocation Fund

BMO Growth Allocation Fund

BMO Balanced Allocation Fund

BMO Conservative Allocation Fund

BMO Moderate Allocation Fund

790 North Water Street, Suite 1100

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

www.bmofunds.com

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

To be held on November 8, 2021

A Special Joint Meeting of Shareholders (the “Meeting”) of each of the funds listed above will be held at 9:00 a.m., local time, on November 8, 2021, at 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202, for the purpose of considering the following proposals, as well as any other business that may properly come before the Meeting or any adjournments thereof.

Proposals 1-5: Approve the Agreement and Plan of Reorganization

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc. (the “Target Company”), on behalf of its series BMO Aggressive Allocation Fund, BMO Growth Allocation Fund, BMO Balanced Allocation Fund, BMO Conservative Allocation Fund and BMO Moderate Allocation Fund (each, a “Target Fund” and together, the “Target Funds”), Columbia Funds Series Trust (“CFST”) and Columbia Funds Series Trust II (“CFST II”) (each, an “Acquiring Trust”), on behalf of its respective series set forth in the table below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) each Target Fund, as indicated below, will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Acquiring Fund, in exchange for shares of a corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund reflected in the Target Fund’s Statement of Assets and Liabilities prepared in accordance with generally accepted accounting principles and any director indemnification obligation of the Target Fund, in each case as described in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of any other proposed reorganization.

Shareholders of each Target Fund will vote separately on the proposals as shown below, as well as any other business that may properly come before the Meeting.

Proposal	Target Fund	Acquiring Trust	Acquiring Fund
1	BMO Aggressive Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
2	BMO Growth Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
3	BMO Balanced Allocation Fund	CFST	Columbia Capital Allocation Moderate Aggressive Portfolio
4	BMO Conservative Allocation Fund	CFST II	Columbia Capital Allocation Conservative Portfolio
5	BMO Moderate Allocation Fund	CFST II	Columbia Capital Allocation Moderate Portfolio

Only shareholders of record of the Target Funds at the close of business on August 31, 2021, the record date for the Meeting, are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.

By order of the Board of Directors,

John M. Blaser

Secretary

October 5, 2021

BMO FUNDS, INC.

BMO Aggressive Allocation Fund

BMO Growth Allocation Fund

BMO Balanced Allocation Fund

BMO Conservative Allocation Fund

BMO Moderate Allocation Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated October 5, 2021

Introduction

This Combined Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special joint meeting of shareholders (the “Meeting”) of BMO Aggressive Allocation Fund, BMO Growth Allocation Fund, BMO Balanced Allocation Fund, BMO Conservative Allocation Fund and BMO Moderate Allocation Fund (together, the “Target Funds” and each, a “Target Fund”), each of which is a series of BMO Funds, Inc. (the “Target Company”). The Meeting is scheduled for November 8, 2021 at 9:00 a.m., local time, at the offices of the Target Company, 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202. The purpose of the Meeting is to vote on proposals to reorganize each of the Target Funds into a series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of the Columbia Funds Series Trust (“CFST”) or the Columbia Funds Series Trust II (“CFST II”), as applicable (each, an “Acquiring Trust”) and to amend the Articles of Incorporation of the Target Company to dissolve and terminate the Target Fund as follows:

Target Fund	Acquiring Trust	Acquiring Fund
BMO Aggressive Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
BMO Growth Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
BMO Balanced Allocation Fund	CFST	Columbia Capital Allocation Moderate Aggressive Portfolio
BMO Conservative Allocation Fund	CFST II	Columbia Capital Allocation Conservative Portfolio
BMO Moderate Allocation Fund	CFST II	Columbia Capital Allocation Moderate Portfolio

Specifically, at the Meeting, you and other shareholders of the Target Funds will be asked to consider and vote upon the following proposals (each, a “Proposal” and together, the “Proposals”):

Proposal		Target Fund Voting on the Proposal
1	To approve an Agreement and Plan of Reorganization pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate the Target Fund.	BMO Aggressive Allocation Fund

2	To approve an Agreement and Plan of Reorganization pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed	BMO Growth Allocation Fund

Proposal		Target Fund Voting on the Proposal
by the distribution of the Acquiring Fund’s shares of each class to the Target Fund shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate the Target Fund.

3	To approve an Agreement and Plan of Reorganization pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate the Target Fund.	BMO Balanced Allocation Fund

4	To approve an Agreement and Plan of Reorganization pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate the Target Fund.	BMO Conservative Allocation Fund

5	To approve an Agreement and Plan of Reorganization pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate the Target Fund.	BMO Moderate Allocation Fund

If shareholders of a Target Fund vote to approve the Agreement and Plan of Reorganization (the “Agreement”) and the other closing conditions are satisfied or waived, shareholders of the Target Fund will receive in their Target Fund’s Reorganization (as defined below) shares of the corresponding Acquiring Fund (in the share class corresponding to their current investment) having an aggregate net asset value equal to the net asset value of the shares of the Target Fund they held immediately prior to the Reorganization, as determined pursuant to the Agreement. The Target Fund will then be liquidated, dissolved and terminated as a series of the Target Company. The table below shows the Target Funds (and share classes) and corresponding Acquiring Funds (and share classes):

Target Fund and Share Classes	Acquiring Trust	Corresponding Acquiring Fund and Share Classes
BMO Aggressive Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
Class I Class R6 Class Y Class R3		Class Advisor (“Class Adv”) Class Institutional 3 (“Class Inst3”) Class A Class R

Target Fund and Share Classes	Acquiring Trust	Corresponding Acquiring Fund and Share Classes
BMO Growth Allocation Fund	CFST II	Columbia Capital Allocation Aggressive Portfolio
Class I Class R6 Class Y Class R3		Class Adv Class Inst3 Class A Class R

BMO Balanced Allocation Fund	CFST	Columbia Capital Allocation Moderate Aggressive Portfolio
Class I Class R6 Class Y Class R3		Class Adv Class Inst3 Class A Class R

BMO Conservative Allocation Fund	CFST II	Columbia Capital Allocation Conservative Portfolio
Class I Class R6 Class Y Class R3		Class Adv Class Inst3 Class A Class R

BMO Moderate Allocation Fund	CFST II	Columbia Capital Allocation Moderate Portfolio
Class I Class R6 Class Y Class R3		Class Adv Class Inst3 Class A Class R

This document is a proxy statement for each Target Fund and a prospectus for each corresponding Acquiring Fund. This Combined Proxy Statement/Prospectus and the enclosed proxy card will be mailed to shareholders of each Target Fund beginning on or about October 8, 2021. This Combined Proxy Statement/Prospectus contains information you should know before voting on the Proposal with respect to your Target Fund. This Combined Proxy Statement/Prospectus also sets forth concisely the information about the Acquiring Funds that an investor should know before investing. You should retain this document for future reference. The shareholders of each Target Fund will vote separately on the Proposal for their Target Fund. If the shareholders of one or more of the Target Funds approve the Proposal but the shareholders of the other Target Fund(s) do not approve the Proposal, then the Reorganization(s) will be implemented with regard to the Target Fund(s) that received shareholder approval of the Proposal provided the other closing conditions are satisfied or waived. The Target Company’s Board of Directors (the “BMO Funds Board”) will consider additional actions with respect to any Target Fund that does not receive shareholder approval or if other closing conditions are not satisfied or waived, which may include liquidating the Target Fund. Among other closing conditions, BMO’s ownership levels in the Acquiring Funds may not exceed certain thresholds.

The Proposal for each Target Fund will be considered by shareholders who owned shares of each respective Target Fund on August 31, 2021 (the “Record Date”). Each of the Target Funds and the Acquiring Funds (each, a “Fund” and together, the “Funds”) is a registered open-end management investment company (or a series thereof). The principal business address of the Target Funds is 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202. The telephone number of the Target Funds is 1-800-236-3863. The principal business address of the Acquiring Funds is 290 Congress Street, Boston, Massachusetts 02210. The telephone number of the Acquiring Funds is 1-800-345-6611.

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Proxy Statement/Prospectus by reference:

•	Reorganization-Related Documents: the Statement of Additional Information of the Acquiring Funds relating to the Reorganizations, dated October 5, 2021; and

•

Target Company Documents (SEC File Nos. 033-48907 and  811-58433): (i) the Prospectus of the Target Funds dated December  29, 2020, as supplemented February  16, 2021, February 24, 2021, April  6, 2021, April 13, 2021, April  19, 2021, June 2, 2021 and August 17, 2021; (ii) the Statement of Additional Information of the Target Funds dated December  29, 2020, as supplemented February 24, 2021, April  6, 2021, April 19, 2021, June  2, 2021, July  6, 2021 and August 17, 2021; (iii) the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to Shareholders of the Target Funds for the year ended August 31, 2020; and (iv)  the unaudited financial statements included in the Semiannual Report to Shareholders of the Target Funds for the period ended February 28, 2021.

For a free copy of any of the documents listed above and/or to ask questions about this Combined Proxy Statement/Prospectus, please call your Target Fund’s proxy solicitor toll free at 888-991-1289.

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Copies of these reports, proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov. Copies of the Target Funds’ prospectuses, statements of additional information and reports to shareholders are also available at no charge on the Target Funds’ website www.bmofunds.com or by calling 1-800-236-FUND (3863). Copies of the Acquiring Funds’ documents are available at no charge at https://www.columbiathreadneedleus.com/investor/ or by calling 1-800-345-6611.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

AS WITH ALL OPEN-END MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SECTION A — PROPOSALS 1-5: REORGANIZATION PROPOSALS

The following information describes the proposed reorganization of each Target Fund into the corresponding Acquiring Fund (each, a “Reorganization” and together, the “Reorganizations”). The Target Funds and the Acquiring Funds are referred to collectively as the “Funds.”

SUMMARY

Bank of Montreal, the parent company of BMO Asset Management Corp. (“BMO AM”), reached a definitive agreement with Ameriprise Financial, Inc. (“Ameriprise Financial”), the parent company of Columbia Management Investment Advisers, LLC (“Columbia”), to sell to Ameriprise Financial the entities that represent BMO AM’s EMEA (Europe, the Middle East and Africa) asset management business (the “EMEA Purchase Agreement”). In addition, BMO AM and Bank of Montreal (collectively, “BMO”) have determined to exit the mutual fund investment advisory business in the United States, including ceasing management of the Target Funds. The EMEA acquisition also establishes a strategic relationship between Ameriprise and BMO, giving BMO’s North American wealth management clients opportunities to access a range of Columbia Threadneedle Investments2 management solutions, including the Acquiring Funds. As a result, to ensure that shareholders of the Target Funds have continued access to a large and stable mutual fund platform, BMO AM has proposed reorganizing the Target Funds into similar funds managed by Columbia. BMO AM believes that the Reorganizations offer shareholders of each Target Fund the opportunity to remain invested in an investment company with an investment strategy that is similar to that of the Target Funds. Columbia or an affiliate will pay BMO an amount based on a percentage of the advisory fees previously paid by the Target Funds to BMO AM with respect to the assets transferred in the Reorganizations. Pursuant to the terms of the EMEA Purchase Agreement, with respect to the Reorganizations, Ameriprise agreed that the Adviser would use reasonable endeavors to conduct its business to enable the following to be true: (i) for a period of not less than three (3) years after a reorganization, no more than twenty-five per cent (25%) of the members of the board of directors or trustees of any Acquiring Fund shall be “interested persons” (as defined in the Investment Company Act) of the Adviser and (ii) for a period of not less than two (2) years after a Reorganization, neither the Adviser nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act, including any interpretations or no-action letters of the SEC) on any such Acquiring Fund as a result of the transactions contemplated by the EMEA Purchase Agreement. The BMO Funds Board has approved the Reorganizations, as has the Board of Trustees of the Acquiring Trusts (the “Columbia Funds Board”). If approved by shareholders of a Target Fund, that Target Fund’s Reorganization is expected to close in the first quarter of 2022.

This Combined Proxy Statement/Prospectus is being used by each Target Fund to solicit proxies to vote at the Meeting. Shareholders of each Target Fund are being asked to consider a Proposal to approve the Agreement providing for the Reorganization relating to their Target Fund, and an amendment to the Target Company’s articles of incorporation to dissolve and terminate their Target Fund.

The following is a summary of the Proposals. More complete information appears later in this Combined Proxy Statement/Prospectus. You should carefully read the entire Combined Proxy Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work. The following provides an overview of how each Reorganization will work.

•

Pursuant to the Agreement, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquisition Shares”) and the Acquiring Fund’s assumption of (i) all liabilities and obligations of the Target Fund reflected on a Statement of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the

[2]	Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

Valuation Date (as defined below) in accordance with generally accepted accounting principles and (ii) any obligation of the Target Fund to indemnify a BMO Funds director under the Target Company’s Articles of Incorporation and By-Laws, in each case as further described in the Agreement. As soon as practicable thereafter, each Target Fund will liquidate and distribute pro rata to shareholders of record of each class of its shares the Acquisition Shares of the corresponding class received by the Target Fund.

•

The Acquiring Fund will issue and deliver to the corresponding Target Fund, in exchange for the assets attributable to each class of its shares, Acquisition Shares of the corresponding class with an aggregate net asset value equal to the aggregate net asset value of the then-outstanding Target Fund shares of such class owned by Target Fund shareholders, in each case determined as set forth in the Agreement. Acquisition Shares of each participating class of shares of the Acquiring Funds will be distributed to the shareholders of the corresponding class of such Target Fund in proportion to their holdings of such class of shares of such Target Fund.

•

Under the Agreement, at the Closing, the net asset value of your Target Fund shares will be determined pursuant to the Acquiring Fund’s valuation procedures, which are substantially the same as the Target Fund’s valuation procedures with respect to the types of assets held by the Funds. The aggregate net asset value of your Target Fund shares, as so determined at the close of regular trading on the NYSE on the Valuation Date, will equal the aggregate net asset value of the Acquiring Fund shares received in the Reorganization.

•

Costs of the Reorganizations will be borne by BMO AM and Columbia, or their respective affiliates, whether or not such Reorganizations are consummated. Costs of the Reorganizations will not be borne by shareholders of the Funds, except to the extent that BMO AM and/or Columbia or their respective affiliates, who are bearing the costs of the Reorganizations, are themselves shareholders in the Funds. In addition, BMO AM has agreed to bear commissions and transaction fees incurred by the Target Funds in connection with portfolio repositioning prior to the Reorganizations. BMO AM has also agreed to bear the cost of a transition manager to execute transactions related to portfolio repositioning, if such a manager is deemed necessary.

•

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders who exchange their Target Fund shares for Acquisition Shares of the corresponding Acquiring Fund in a Reorganization will not recognize gain or loss as a direct result of the Reorganization and no Acquiring Fund will recognize gain or loss as a direct result of a Reorganization. For more information about the U.S. federal income tax consequences of the Reorganizations, see the section of this Combined Proxy Statement/Prospectus entitled “Section A – Proposals 1-5: Reorganization Proposals – Additional Information About the Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.”

•

Shareholders will not incur any initial or contingent deferred sales charges in connection with the Acquisition Shares issued in connection with a Reorganization. Subsequent purchases of shares will be subject to the policies of the Acquiring Funds described under “Additional information Applicable to the Acquiring Funds” below.

•

After a Reorganization is completed, Target Fund shareholders will be shareholders of the corresponding Acquiring Fund, and each Target Fund will be dissolved and terminated. Approval of a Reorganization includes approval to amend the Articles of Incorporation of the Target Company to dissolve and terminate the Target Fund.

•	Each Acquiring Fund will be the accounting and performance survivor of its Reorganization.

U.S. Federal Income Tax Consequences of the Reorganizations. Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Target Fund and the Acquiring Fund involved in such Reorganization receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes, as described in more detail in the section entitled “Section A – Proposals 1-5: Reorganization Proposals – Additional Information About the Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by any Target Fund or its shareholders as a direct result of its Reorganization. A portion of the portfolio assets of each Target Fund is expected to be sold by the Target Fund before its Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Target Fund in such assets and the holding period of such assets at the time of such sale. Any capital gains recognized in any such sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders for U.S. federal income tax purposes. Additionally, because each Reorganization will end the tax year of the applicable Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, net income and net capital gains, to the extent not offset by available capital loss carryovers, if any, resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Target Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. A discussion of the anticipated capital gains impact of the portfolio repositioning by each Target Fund on an aggregate and per share basis is included under “Section A – Proposals 1-6: Reorganization Proposal – Fees and Expenses.” If a shareholder holds Target Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares generally will not be currently taxable to the shareholder if those amounts remain in the non-taxable account.

A Target Fund shareholder’s aggregate tax basis in the Acquisition Shares received is expected to carry over from the shareholder’s Target Fund shares, and a Target Fund shareholder’s holding period in the Acquisition Shares is expected to include the shareholder’s holding period in the Target Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Section A – Proposals 1-5: Reorganization Proposals – Additional Information About the Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.” For more information regarding repositioning costs, see the section “Section A – Proposals 1-5: Reorganization Proposals – Summary – Fees and Expenses – Portfolio Turnover” below.

Fees and Expenses. The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of a Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The tables enable you to compare and contrast the expense levels for the Target Funds and the Acquiring Funds, and obtain a general idea of what the expense levels will be if a Reorganization occurs.

Annual fund operating expenses shown in the tables below are based on expenses for the semi-annual period ended February 28, 2021 (annualized) for the Target Funds and for the semi-annual period ended July 31, 2021 (annualized) for the Acquiring Funds. Also shown are annual fund operating expenses projected for each Acquiring Fund on a pro forma basis as of the six months ended as of July 31, 2021 after giving effect to each proposed Reorganization for that Acquiring Fund. Each Acquiring Fund includes share classes in addition to those whose expenses are shown below. The tables below include only those Acquiring Fund share classes that will participate in a Reorganization.

In comparing the fees and expenses of a Target Fund and its corresponding Acquiring Fund, you may wish to consider differences in fee structure. Each Acquiring Fund pays Columbia a fee for its management services, which include investment advisory services and administrative services. In contrast, BMO AM does not receive an advisory fee for the services it performs for the Funds; instead BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. BMO AM, as administrator of the Target Funds, is entitled to receive a fee from the Class I, Class Y and Class R3 shares of each Target Fund of 0.15% of each Target Fund’s average daily net assets. This separate administrative services fee is reflected in each Target Fund’s “Other expenses” in the Annual Fund Operating Expenses tables below.

Shareholders of a Target Fund that hold Class I shares will receive Class Adv shares of the corresponding Acquiring Fund. Shareholders of a Target Fund that hold Class R6 shares will receive Class Inst3 shares of the corresponding Acquiring Fund. Shareholders of a Target Fund that hold Class Y shares will receive Class A shares of the corresponding Acquiring Fund. Shareholders of a Target Fund that hold Class R3 shares will receive Class R shares of the corresponding Acquiring Fund. Class A Shares received in the Reorganizations will not be subject to an initial or contingent deferred sales charges.

Reorganization of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund into Columbia Capital Allocation Aggressive Portfolio

The tables below present information assuming that the Reorganization of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund are each completed on a standalone basis and that the Reorganization of BMO Aggressive Allocation Fund and BMO Growth Allocation into Columbia Capital Allocation Aggressive Portfolio is completed.

Shareholder Fees (fees paid directly from your investment)

BMO Aggressive Allocation Fund (Current)	Class I	Class R6	Class Y		Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None		None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None		None

BMO Growth Allocation Fund (Current)	Class I	Class R6	Class Y		Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None		None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None		None

Columbia Capital Allocation Aggressive Portfolio (Current and Pro Forma)	Class Adv	Class Inst3	Class A		Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	5.75%		None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

BMO Aggressive Allocation Fund (Current)	Class I		Class R6		Class Y		Class R3
Management fees	0.00%		0.00%		0.00%		0.00%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%		0.50%
Other expenses	0.28%		0.13%		0.53%		0.28%
Acquired fund fees and expenses	0.47%(2)		0.47%(2)		0.47%(2)		0.47%(2)

Total annual Fund operating expenses	0.75%		0.60%		1.00%		1.25%
Less: Fee waivers and/or expense reimbursements	(0.20	)%(3)	(0.20	)%(3)	(0.20	)% (3)	(0.20	)%(3)

Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.55%		0.40%		0.80%		1.05%

BMO Growth Allocation Fund (Current)	Class I		Class R6		Class Y		Class R3
Management fees	0.00%		0.00%		0.00%		0.00%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%		0.50%
Other expenses	0.33%		0.18%		0.58%		0.33%
Acquired fund fees and expenses	0.48%(2)		0.48%(2)		0.48%(2)		0.48%(2)

Total annual Fund operating expenses	0.81%		0.66%		1.06%		1.31%
Less: Fee waivers and/or expense reimbursements	(0.28	)%(4)	(0.28	)%(4)	(0.28	)%(4)	(0.28	)%(4)

Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.53%		0.38%		0.78%		1.03%

Columbia Capital Allocation Aggressive Portfolio (Current)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.10%		0.03%		0.10%		0.10%
Acquired Fund Fees and Expenses	0.63%(2)		0.63%(2)		0.63%(2)		0.63%(2)

Total annual Fund operating expenses	0.77%		0.70%		1.02%		1.27%

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Aggressive Allocation Fund Reorganization Only)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.10%		0.04%		0.10%		0.10%
Acquired Fund Fees and Expenses	0.63%(2)		0.63%(2)		0.63%(2)		0.63%(2)

Total annual Fund operating expenses	0.77%		0.71%		1.02%		1.27%

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Growth Allocation Fund Reorganization Only)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.10%		0.04%		0.10%		0.10%
Acquired Fund Fees and Expenses	0.63%(2)		0.63%(2)		0.63%(2)		0.63%(2)

Total annual Fund operating expenses	0.77%		0.71%		1.02%		1.27%

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – Both Reorganizations)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.10%		0.03%		0.10%		0.10%
Acquired Fund Fees and Expenses	0.63%(2)		0.63%(2)		0.63%(2)		0.63%(2)

Total annual Fund operating expenses	0.77%		0.70%		1.02%		1.27%

(1)

This charge is imposed on certain Acquiring Fund investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(2)

Includes pro rata expenses indirectly incurred by the Fund as a result of its investments in other investment companies (“Acquired Fund Fees and Expenses”). Total Annual Fund Operating Expenses shown will not correlate to, and may be higher than, the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)

BMO AM has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Target Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.08% for Class I, (0.07)% for Class R6, 0.33% for Class Y and 0.58% for Class R3 through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the BMO Funds Board, unless terminated due to the termination of the investment advisory agreement.

(4)

BMO AM has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Target Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.05% for Class I, (0.10)% for Class R6, 0.30% for Class Y and 0.55% for Class R3 through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the BMO Funds Board, unless terminated due to the termination of the investment advisory agreement.

Expense Examples

These examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include any contractual fee waiver/expense reimbursement arrangements only for the period indicated in the Annual Fund Operating Expenses table above. Although your actual costs may be higher or lower, based on those assumptions, your costs would be (whether or not shares are redeemed):

BMO Aggressive Allocation Fund (Current)	1 Year	3 Years	5 Years	10 Years
Class I	$56	$220	$397	$912
Class R6	$41	$172	$315	$731
Class Y	$82	$298	$533	$1,206
Class R3	$107	$377	$667	$1,494

BMO Growth Allocation Fund (Current)	1 Year	3 Years	5 Years	10 Years
Class I	$54	$231	$422	$976
Class R6	$39	$183	$340	$796
Class Y	$80	$309	$558	$1,269
Class R3	$105	$388	$691	$1,555

Columbia Capital Allocation Aggressive Portfolio (Current)	1 Year	3 Years	5 Years	10 Years
Class Adv	$79	$246	$428	$954
Class Inst3	$72	$224	$390	$871
Class A	$673	$881	$1,106	$1,751
Class R	$129	$403	$697	$1,534

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Aggressive Allocation Fund Reorganization Only)	1 Year	3 Years	5 Years	10 Years
Class Adv	$79	$246	$428	$954
Class Inst3	$73	$227	$395	$883
Class A	$673	$881	$1,106	$1,751
Class R	$129	$403	$697	$1,534

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Growth Allocation Fund Reorganization Only)	1 Year	3 Years	5 Years	10 Years
Class Adv	$79	$246	$428	$954
Class Inst3	$73	$227	$395	$883
Class A	$673	$881	$1,106	$1,751
Class R	$129	$403	$697	$1,534

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – Both Reorganizations)	1 Year	3 Years	5 Years	10 Years
Class Adv	$79	$246	$428	$954
Class Inst3	$72	$224	$390	$871
Class A	$673	$881	$1,106	$1,751
Class R	$129	$403	$697	$1,534

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the Annual Fund Operating Expenses table or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year for which financial statements were published, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Portfolio Turnover
BMO Aggressive Allocation Fund	37%
BMO Growth Allocation Fund	58%
Columbia Capital Allocation Aggressive Portfolio	74%

A portion of each Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to its Reorganization. If the Reorganization had occurred as of April 30, 2021, it is estimated that approximately 94% of BMO Aggressive Allocation Fund’s investment portfolio and 91% of BMO Growth Allocation Fund’s investment portfolio would have been sold by the Target Funds before the Reorganization. BMO AM will bear brokerage commissions and transaction fees in connection with such repositioning. If such repositioning had occurred as of April 30, 2021, BMO Aggressive Allocation Fund would have realized net capital gains of $70,753,059 on an aggregate basis and $3.68 per share, and BMO Growth Allocation Fund would have realized net capital gains of $41,311,669 on an aggregate basis and $3.55 per share.

Reorganization of BMO Balanced Allocation Fund into Columbia Capital Allocation Moderate Aggressive Portfolio

Shareholder Fees (fees paid directly from your investment)

BMO Balanced Allocation Fund (Current)	Class I	Class R6	Class Y	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None	None

Columbia Capital Allocation Moderate Aggressive Portfolio (Current and Pro Forma)	Class Adv	Class Inst3	Class A	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	5.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	1.00%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
BMO Balanced Allocation Fund (Current)	Class I	Class R6	Class Y	Class R3
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.50%
Other expenses	0.24%	0.09%	0.49%	0.24%
Acquired fund fees and expenses	0.46%(2)	0.46%(2)	0.46%(2)	0.46%(2)

Total annual Fund operating expenses	0.70%	0.55%	0.95%	1.20%
Less: Fee waivers and/or expense reimbursements	(0.16)%(3)	(0.16)%(3)	(0.16)%(3)	(0.16)%(3)

Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.54%	0.39%	0.79%	1.04%

Columbia Capital Allocation Moderate Aggressive Portfolio (Current)	Class Adv	Class Inst3	Class A	Class R
Management fees	0.04%	0.04%	0.04%	0.04%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.25%	0.50%
Other expenses	0.11%(4)	0.03%(4)	0.11%(4)	0.11%(4)
Acquired fund fees and expenses	0.60%(2)	0.60%(2)	0.60%(2)	0.60%(2)

Total annual Fund operating expenses	0.75%	0.67%	1.00%	1.25%

Columbia Capital Allocation Moderate Aggressive Portfolio (Pro Forma)	Class Adv	Class Inst3	Class A	Class R
Management fees	0.04%	0.04%	0.04%	0.04%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.25%	0.50%
Other expenses	0.11%	0.03%	0.11%	0.11%
Acquired fund fees and expenses	0.60%(2)	0.60%(2)	0.60%(2)	0.60%(2)

Total annual Fund operating expenses	0.75%	0.67%	1.00%	1.25%

(1)

This charge is imposed on certain Acquiring Fund investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(2)

Includes pro rata expenses indirectly incurred by the Fund as a result of its investments in other investment companies (“Acquired Fund Fees and Expenses”). Total Annual Fund Operating Expenses shown will not correlate to, and may be higher than, the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)

BMO AM has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Target Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.08% for Class I, (0.07)% for Class R6, 0.33% for Class Y and 0.58% for Class R3 through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the BMO Funds Board, unless terminated due to the termination of the investment advisory agreement.

(4)	Other expenses have been restated to reflect current fees paid by the Acquiring Fund.

Expense Examples

These examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Annual Fund Operating Expenses table above. Although your actual costs may be higher or lower, based on those assumptions, your costs would be (whether or not shares are redeemed):

BMO Balanced Allocation Fund (Current)	1 Year	3 Years	5 Years	10 Years
Class I	$55	$208	$374	$855
Class R6	$40	$160	$291	$674
Class Y	$81	$287	$510	$1,152
Class R3	$106	$365	$644	$1,440

Columbia Capital Allocation Moderate Aggressive Portfolio (Current)	1 Year	3 Years	5 Years	10 Years
Class Adv	$77	$240	$417	$930
Class Inst3	$68	$214	$373	$835
Class A	$671	$875	$1,096	$1,729
Class R	$127	$397	$686	$1,511

Columbia Capital Allocation Moderate Aggressive Portfolio (Pro Forma)	1 Year	3 Years	5 Years	10 Years
Class Adv	$77	$240	$417	$930
Class Inst3	$68	$214	$373	$835
Class A	$671	$875	$1,096	$1,729
Class R	$127	$397	$686	$1,511

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the Annual Fund Operating Expenses table or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year for which financial statements were published, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Portfolio Turnover
BMO Balanced Allocation Fund	60%
Columbia Capital Allocation Moderate Aggressive Portfolio	76%

A portion of the Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to its Reorganization. If the Reorganization had occurred as of April 30, 2021, it is estimated that approximately 93% of the Target Fund’s investment portfolio would have been sold by the Target Fund before the Reorganization. BMO AM will bear brokerage commissions and transaction fees in connection with such repositioning. If such repositioning had occurred as of April 30, 2021, the Target Fund would have realized net capital gains of $74,024,361 on an aggregate basis and $2.48 per share.

Reorganization of BMO Conservative Allocation Fund into Columbia Capital Allocation Conservative Portfolio

Shareholder Fees (fees paid directly from your investment)

BMO Conservative Allocation Fund (Current)	Class I	Class R6	Class Y	Class R3

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None	None

Columbia Capital Allocation Conservative Portfolio (Current and Pro Forma)	Class Adv	Class Inst3	Class A	Class R

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	1.00%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
BMO Conservative Allocation Fund (Current)	Class I	Class R6	Class Y	Class R3
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.50%
Other expenses	0.57%	0.42%	0.82%	0.57%
Acquired fund fees and expenses	0.43%(2)	0.43%(2)	0.43%(2)	0.43%(2)

Total annual Fund operating expenses	1.00%	0.85%	1.25%	1.50%
Less: Fee waivers and/or expense reimbursements	(0.49)%(3)	(0.49)%(3)	(0.49)%(3)	(0.49)%(3)

Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.51%	0.36%	0.76%	1.01%

Columbia Capital Allocation Conservative Portfolio (Current)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.07%		0.07%		0.07%		0.07%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.18	%(4)	0.12	%(4)	0.18	%(4)	0.18	%(4)
Acquired Fund Fees and Expenses	0.43	%(2)	0.43	%(2)	0.43	%(2)	0.43	%(2)

Total annual Fund operating expenses	0.68%		0.62%		0.93%		1.18%

Columbia Capital Allocation Conservative Portfolio (Pro Forma)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.07%		0.07%		0.07%		0.07%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.17%		0.10%		0.17%		0.17%
Acquired Fund Fees and Expenses	0.43	%(2)	0.43	%(2)	0.43	%(2)	0.43	%(2)

Total annual Fund operating expenses	0.67%		0.60%		0.92%		1.17%

(1)

This charge is imposed on certain Acquiring Fund investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(2)

Includes pro rata expenses indirectly incurred by the Fund as a result of its investments in other investment companies (“Acquired Fund Fees and Expenses”). Total Annual Fund Operating Expenses shown will not correlate to, and may be higher than, the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)

BMO AM has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Target Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.08% for Class I, (0.07)% for Class R6, 0.33% for Class Y and 0.58% for Class R3 through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the BMO Funds Board, unless terminated due to the termination of the investment advisory agreement.

(4)	Other expenses have been restated to reflect current fees paid by the Acquiring Fund.

Expense Examples

These examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Annual Fund Operating Expenses table above. Although your actual costs may be higher or lower, based on those assumptions, your costs would be (whether or not shares are redeemed):

BMO Conservative Allocation Fund (Current)	1 year	3 years	5 years	10 years
Class I	$52	$270	$505	$1,180
Class R6	$37	$222	$423	$1,004
Class Y	$78	$348	$639	$1,468
Class R3	$103	$426	$772	$1,749

Columbia Capital Allocation Conservative Portfolio (Current)	1 Year	3 Years	5 Years	10 Years
Class Adv	$69	$218	$379	$847
Class Inst3	$63	$199	$346	$774
Class A	$565	$757	$965	$1,564
Class R	$120	$375	$649	$1,432

Columbia Capital Allocation Conservative Portfolio (Pro Forma)	1 Year	3 Years	5 Years	10 Years
Class Adv	$68	$214	$373	$835
Class Inst3	$61	$192	$335	$750
Class A	$564	$754	$960	$1,553
Class R	$119	$372	$644	$1,420

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the annual Fund operating expenses table or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year for which financial statements were published, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Portfolio Turnover
BMO Conservative Allocation Fund	77%
Columbia Capital Allocation Conservative Portfolio	63%

A portion of the Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to its Reorganization. If the Reorganization had occurred as of April 30, 2021, it is estimated that approximately 96% of the Target Fund’s investment portfolio would have been sold by the Target Fund before the Reorganization. BMO AM will bear brokerage commissions and transaction fees in connection with such repositioning. If such repositioning had occurred as of April 30, 2021, the Target Fund would have realized net capital gains of $5,939,610 on an aggregate basis and $1.12 per share.

Reorganization of BMO Moderate Allocation Fund into Columbia Capital Allocation Moderate Portfolio

Shareholder Fees (fees paid directly from your investment)

BMO Moderate Allocation Fund (Current)	Class I	Class R6	Class Y		Class R3

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None		None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None		None

Columbia Capital Allocation Moderate Portfolio (Current and Pro Forma)	Class Adv	Class Inst3	Class A		Class R

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	5.75%		None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

BMO Moderate Allocation Fund (Current)	Class I		Class R6		Class Y		Class R3
Management fees	0.00%		0.00%		0.00%		0.00%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%		0.50%
Other expenses	0.40%		0.25%		0.65%		0.40%
Acquired fund fees and expenses	0.45	%(2)	0.45	%(2)	0.45	%(2)	0.45	%(2)

Total annual Fund operating expenses	0.85%		0.70%		1.10%		1.35%
Less: Fee waivers and/or expense reimbursements	(0.35	)%(3)	(0.35	)%(3)	(0.35	)%(3)	(0.35	)%(3)

Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.50%		0.35%		0.75%		1.00%

Columbia Capital Allocation Moderate Portfolio (Current)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.09%		0.04%		0.09%		0.09%
Acquired fund fees and expenses	0.56	%(2)	0.56	%(2)	0.56	%(2)	0.56	%(2)

Total annual Fund operating expenses	0.69%		0.64%		0.94%		1.19%

Columbia Capital Allocation Moderate Portfolio (Pro Forma)	Class Adv		Class Inst3		Class A		Class R
Management fees	0.04%		0.04%		0.04%		0.04%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.25%		0.50%
Other expenses	0.09%		0.03%		0.09%		0.09%
Acquired fund fees and expenses	0.56	%(2)	0.56	%(2)	0.56	%(2)	0.56	%(2)

Total annual Fund operating expenses	0.69%		0.63%		0.94%		1.19%

(1)

This charge is imposed on certain Acquiring Fund investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(2)

Includes pro rata expenses indirectly incurred by the Fund as a result of its investments in other investment companies (“Acquired Fund Fees and Expenses”). Total Annual Fund Operating Expenses shown will not correlate to, and may be higher than, the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)

BMO AM has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Target Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.05% for Class I, (0.10)% for Class R6, 0.30% for Class Y and 0.55% for Class R3 through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the BMO Funds Board, unless terminated due to the termination of the investment advisory agreement.

Expense Examples

These examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Annual Fund Operating Expenses table above.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be (whether or not shares are redeemed):

BMO Moderate Allocation Fund (Current)	1 year	3 years	5 years	10 years
Class I	$51	$236	$437	$1,017
Class R6	$36	$189	$355	$838
Class Y	$77	$315	$572	$1,309
Class R3	$102	$393	$706	$1,593

Columbia Capital Allocation Moderate Portfolio (Current)	1 Year	3 Years	5 Years	10 Years
Class Adv	$70	$221	$384	$859
Class Inst3	$65	$205	$357	$798
Class A	$665	$857	$1,065	$1,663
Class R	$121	$378	$654	$1,443

Columbia Capital Allocation Moderate Portfolio (Pro Forma)	1 Year	3 Years	5 Years	10 Years
Class Adv	$70	$221	$384	$859
Class Inst3	$64	$202	$351	$786
Class A	$665	$857	$1,065	$1,663
Class R	$121	$378	$654	$1,443

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the annual Fund operating expenses table or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year for which financial statements were published, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Portfolio Turnover
BMO Moderate Allocation Fund	82%
Columbia Capital Allocation Moderate Portfolio	86%

A portion of the Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to its Reorganization. If the Reorganization had occurred as of April 30, 2021, it is estimated that approximately 95% of the Target Fund’s investment portfolio would have been sold by the Target Fund before the Reorganization. BMO AM will bear brokerage commissions and transaction fees in connection with such repositioning. If such repositioning had occurred as of April 30, 2021, the Target Fund would have realized net capital gains of $15,629,945 on an aggregate basis and $1.76 per share.

Comparison of Acquiring Fund and Target Fund Service Providers. The following provides a comparison of the service providers for the Funds.

Service Provider	Target Funds	Acquiring Funds
Administrator	BMO Asset Management Corp. 115 South LaSalle Street Chicago, Illinois 60603	Columbia Management Investment Advisers, LLC* 290 Congress Street Boston, Massachusetts 02210
Sub-Administrator	State Street Bank and Trust Company 1 Iron Street Boston, Massachusetts 02116	N/A

Service Provider	Target Funds	Acquiring Funds
Custodian	State Street Bank and Trust Company 1 Iron Street Boston, Massachusetts 02116	JPMorgan Chase Bank, N.A. 1 Chase Manhattan Plaza, 19th Floor New York, New York, 10005
Fund Accounting Services Provider	State Street Bank and Trust Company 1 Iron Street Boston, Massachusetts 02116	Columbia Management Investment Advisers, LLC* 290 Congress Street Boston, Massachusetts 02210
Transfer Agent	SS&C Technologies, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02171	Columbia Management Investment Services Corp. 290 Congress Street Boston, Massachusetts 02210
Independent Registered Public Accountant	KPMG LLP 191 West Nationwide Blvd., Suite 500 Columbus, Ohio 43215	PricewaterhouseCoopers LLP 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402
Distributor	Foreside Financial Services, LLC Three Canal Plaza Portland, Maine 04101	Columbia Management Investment Distributors, Inc. 290 Congress Street Boston, Massachusetts 02210

*	Services provided by Columbia under the terms of the Acquiring Funds’ Investment Management Agreements.

Comparison of Target Fund and Acquiring Fund Sales Charges and Distribution Arrangements. Class I, Class R6, Class Y and Class R3 shares of each Target Fund are not subject to front-end sales loads or contingent deferred sales charges.

Class A shares of each Acquiring Fund are subject to a front-end sales load. For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio, the maximum front-end sales load on purchases of Class A shares is 5.75%. For Columbia Capital Allocation Conservative Portfolio, the maximum front-end sales load is 4.75%.

Purchases of Class A shares of between $1 million and $50 million of each Acquiring Fund are subject to a contingent deferred sales charge of 1.00% on redemptions within 12 months of purchase and 0.50% on redemptions after 12 months but within 18 months of purchase. Each Acquiring Fund’s sales load is subject to reduction or waiver based on factors such as the identity of the buyer, the amount of shares purchased, or the financial intermediary through which a shareholder acquired Acquiring Fund shares. Class Adv, Class Inst3 and Class R shares of the Acquiring Funds do not impose a front-end sales load or contingent deferred sales charge.

Class A shares of the Acquiring Funds are subject to a 0.25% Rule 12b-1 distribution and service fee. Class R shares of the Acquiring Funds and Class R3 shares of the Target Funds are subject to a 0.50% Rule 12b-1 distribution and service fee.

Comparison of Target Fund and Acquiring Fund Purchase and Redemption Provisions. Shares of the Target Funds may be purchased or sold on any day the NYSE is open for business. Class Y shares of the Target Funds have an investment minimum of $1,000 with a subsequent investment minimum of $50. Class I shares have an investment minimum of $1,000,000. In certain instances the investment minimums may be waived in the particular Target Fund’s discretion. Class R3 and Class R6 shares of the Target Funds do not have an investment minimum are available generally for purchase by eligible retirement plans. Class R6 shares are also available generally for purchase by fee-based wrap programs and other registered investment companies. The Target Funds may be purchased by phone, by mail or by wire transaction.

Shares of the Acquiring Funds may be purchased or sold on any day the NYSE is open for business. Class A shares of the Acquiring Funds have a $2,000 investment minimum for non-IRA accounts and a $1,000 investment minimum for IRA accounts. Class R shares of the Acquiring Funds do not have an investment minimum, but are available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Acquiring Fund’s distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. The minimum initial investment in Class Adv and Class Inst3 shares is $2,000 ($1,000 for IRA accounts; $100 for systematic investment plan accounts) is applicable only for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customers, charges the customer a commission for effecting transactions in Acquiring Fund shares; provided that the financial intermediary has an agreement with the Acquiring Funds’ distributor that specifically authorizes offering, as applicable, Class Adv or Class Inst3 shares within such platform and, with respect to Class Inst3 shares, Acquiring Fund shares are held in an omnibus account; for all other eligible Class Adv share investors, there is no minimum initial investment.

There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Acquiring Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Acquiring Funds’ distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Acquiring Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Acquiring Funds’ distributor that specifically authorizes offering Class Inst3 shares and provided that Acquiring Fund shares are held in an omnibus account. For certain institutional investors, the minimum initial investment in Class Inst3 is $1 million, which may be waived in the discretion of the Acquiring Funds’ distributor. In each case above where noted that Acquiring Fund shares are required to be held in an omnibus account, the Acquiring Funds’ distributor may, in its discretion, determine to waive this requirement.

There is no minimum initial investment in Class Adv shares for (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms; (ii) trust companies or similar institutions; (iii) broker-dealers, banks, trust companies and similar institutions that clear Acquiring Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Acquiring Fund’s transfer agent with respect to Class Adv eligibility apart from selling, servicing or similar agreements; (iv) 501(c)(3) charitable organizations; (v) 529 plans; (vi) health savings accounts; and (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Acquiring Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Acquiring Fund’s transfer agent.

No share classes of the Acquiring Funds have a subsequent investment minimum.

SYNOPSIS OF PROPOSAL 1: COMPARISON OF BMO AGGRESSIVE ALLOCATION FUND AND COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO

Overview. BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio:

•

Have similar investment objectives, but there are some differences. BMO Aggressive Allocation Fund seeks to provide total investment return primarily from appreciation, secondarily from income. Columbia Capital Allocation Aggressive Portfolio is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. Both Funds are diversified.

•	Are managed as funds that substantially invest in other funds (i.e., a “fund-of-funds”).

•	Have different fiscal year ends. BMO Aggressive Allocation Fund’s fiscal year end is August 31 and Columbia Capital Allocation Aggressive Portfolio’s fiscal year end is January 31.

•

Are structured as series of separate open-end management investment companies. BMO Aggressive Allocation Fund is organized as a series of a Wisconsin corporation. Columbia Capital Allocation Aggressive Portfolio is organized as a series of a Massachusetts business trust.

•	Have different advisers. BMO AM is the investment adviser to BMO Aggressive Allocation Fund. Columbia is the investment adviser to Columbia Capital Allocation Aggressive Portfolio.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio are set forth in the table below. BMO Aggressive Allocation Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Columbia Capital Allocation Aggressive Portfolio’s investment objective is fundamental and only shareholders can change the Fund’s investment objective.

Both Funds are managed as funds-of-funds that substantially invest in other mutual funds with an emphasis on funds categorized as equity funds. The Target Fund invests primarily in other series of the Target Company (“BMO Funds”) while the Acquiring Fund invests primarily in other funds managed by Columbia (“Columbia Funds”). Both Funds may invest in unaffiliated mutual funds. The Funds’ target allocations among the equity, fixed income, alternative and money market asset classes differ. The Target Fund does not allocate assets to the fixed income asset class, while the Acquiring Fund does (although currently, only a small portion of the portfolio is allocated to such asset class).

	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Investment Objective	To provide total investment return primarily from appreciation, secondarily from income.	The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Principal Investment Strategies	BMO AM constructs an overall portfolio for the Fund consistent with its investment objective by investing substantially, but without limitation, in other BMO Funds from a variety of asset classes and supplementing those with unaffiliated funds as considered desirable. Despite the predominant use of BMO Funds, BMO AM has the sole discretion to select unaffiliated funds, including exchange-	The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other

	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
	traded funds, in any asset class as an underlying fund at any time even if a BMO Fund exists in a similar asset class.	funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).
	The underlying funds invest their assets directly in equity securities, fixed income securities, derivatives and other alternative investments, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.	The Fund may also pursue alternative investment strategies (alternative strategies) including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.
Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities, money market securities and certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.
Equity Exposure

The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 90-100% of its total assets in funds that invest principally in equity securities.

Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds.

Under normal circumstances, the Fund emphasizes investments in underlying funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources).
Fixed Income Exposure	—

The Fund may invest in underlying funds categorized as fixed income, which can include those that invest in treasury inflation protected securities, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk

	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure.
Money Market Funds and Cash Equivalents

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds.

The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, convertible securities (fixed income securities convertible into shares of common or preferred stock), and other short-term fixed income instruments, including money market funds.

Under normal circumstances, the Fund may invest up to 40% of its assets in cash and cash equivalents.
Foreign Investments	While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.	The Fund may invest in funds categorized as equity that invest in international markets (including emerging markets), and may invest in funds categorized as fixed income that invest in international bonds (including those of issuers in developed and emerging markets).
Derivatives	The Fund may invest directly in certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options.
Diversification	The Fund is diversified.	The Fund is diversified.

Additional Information About Principal Investment Strategies. The overall allocation, or asset mix of the underlying funds is at the discretion of BMO AM and is periodically rebalanced or modified. The target investment allocation for BMO Aggressive Allocation Fund, based on the Fund’s total assets, is set forth below.

Equity	Fixed Income	Alternatives	Money Market Funds
90-100%	0%	0-10%	0-10%

BMO AM will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that BMO AM believes could benefit shareholders. BMO AM will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. BMO AM also integrates environmental, social, and governance (ESG) considerations into its investment process.

Under normal circumstances, Columbia Capital Allocation Aggressive Portfolio may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in underlying funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*

Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
25-100%	0-50%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia may modify the target allocation ranges only with the approval of the Columbia Funds Board.

Columbia uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select underlying funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the underlying funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these underlying funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia regularly reviews asset class allocations and allocations to underlying funds, as well as security selection within the 20% Sleeve. Columbia may reallocate, including on a daily basis, each Fund’s investments in the underlying funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies. Both BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio have adopted certain fundamental investment policies. Each Fund’s fundamental investment restrictions are substantially similar. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Issuing Senior Securities	The Fund will not issue senior securities, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing Money	The Fund will not borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of its total assets (including the

Policy	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Lending Cash or Securities	The Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This restriction shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1⁄3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Investing in Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
Investing in Real Estate	The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the

Policy	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
	agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.	voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
Concentration	The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.(a)
Underwriting	The Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of portfolio securities.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

(a)

Capital Allocation Aggressive Portfolio considers the concentration policies of any underlying funds in which it invests and will consider the portfolio positions at the time of purchase, which in the case of unaffiliated underlying funds is based on portfolio information made publicly available by each underlying fund.

Comparison of Principal Risks. Columbia Capital Allocation Aggressive Portfolio is subject to the principal risks described in “Section C – Additional Information Applicable to the Acquiring Funds” below. Columbia Capital Allocation Aggressive Portfolio and BMO Aggressive Allocation Fund are subject to many of the same principal risks, but such risks differ primarily due to Columbia Capital Allocation Aggressive Portfolio’s ability to invest in fixed income and alternative strategies as a principal investment strategy. In addition, while some of the risk factors attributable to the Funds are similar, they are presented in a different manner by each Fund due to differing disclosure practices between the two fund complexes. For example, the BMO Funds disclose Management Risk as a principal risk factor while the Columbia Funds do not.

Principal Risks	BMO Aggressive Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Allocation Risk	X	X
Alternative Strategies Investment Risk		X
Counterparty Risk	X*	X
Credit Risk		X
Cybersecurity Risk	X
Derivatives Risk	X	X
- Forward Contracts Risk	X	X
- Futures Contracts Risk	X	X
- Options Risk	X	X
- Swap Agreements Risk	X
Emerging Markets Risk	X
Exchange-Traded Fund Risk		X
Equity Risk	X
Foreign Securities Risk	X	X
Fund-of-Funds (e.g., Underlying Fund Investment) Risk	X	X
High Yield Investments Risk		X
Interest Rate Risk		X
Issuer Risk	X^	X
Large, Mid-, and Small-Cap Risk	X
Liquidity Risk	X
Management Risks	X	X+
Market (e.g., Stock Market) Risk	X	X
Money Market Fund Investment Risk		X
Prepayment and Extension Risk		X
Sector Risk	X
Style (e.g., Growth, Value) Risk	X	X

*	The Target Fund’s “Derivatives Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Counterparty Risk.”
^	The Target Fund’s “Fund-of-Funds Risk” generally covers risk considerations covered in the Acquiring Fund’s “Issuer Risk.”
+	The Acquiring Fund’s “Allocation Risk” generally covers risk considerations covered in the Target Fund’s “Management Risk.”

Comparison of Management of the Funds. BMO AM serves as the investment adviser to BMO Aggressive Allocation Fund and supervises the management of the Fund’s investments and business affairs. Columbia serves as investment manager to Columbia Capital Allocation Aggressive Portfolio, providing the Fund with investment research and advice, as well as administrative and accounting services. In its capacity as investment manager, Columbia manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. BMO AM does not receive an advisory fee for the services it performs for BMO Aggressive Allocation Fund. However, BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. For the semi-annual period ended July 31, 2021 (annualized), Columbia Capital Allocation Aggressive Portfolio paid Columbia an effective management fee of 0.04% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of BMO Aggressive Allocation Fund into Columbia Capital Allocation Aggressive Portfolio.” The table below shows the current contractual management fee schedule for Columbia Capital Allocation Aggressive Portfolio, which will apply following completion of the Reorganization.

Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)

Assets Invested In	Fee
Funds advised by Columbia (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to Columbia	0.02%
Non-exchange-traded third-party advised mutual funds	0.12%
Securities, other than third-party advised mutual funds, and Columbia’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.57%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of members of the BMO Funds Board and the Columbia Funds Board, please refer to the Statement of Additional Information for the relevant Fund. BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio have different portfolio management teams. “Section C – Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of Columbia Capital Allocation Aggressive Portfolio.

Comparison of Performance. Historical performance information for BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio is set forth below. The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of each Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show BMO Aggressive Allocation Fund’s average annual total returns for certain time periods compared to the returns of broad-based securities market indices, and Columbia Capital Allocation Aggressive Portfolio’s returns for the periods shown compared with a blended benchmark that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest. Past performance (before and after tax) is not necessarily an indication of how either Fund will perform in the future. The maximum Class A sales charge for Columbia Capital Allocation Aggressive Portfolio, which is normally deducted when you purchase shares, is included in the average annual total returns in the tables below. The performance of Class Adv and Class Inst3 shares of Columbia Capital Allocation Aggressive Portfolio shown in the table below begins before the indicated inception date for such share class. The returns for each such share class include the returns of Columbia Capital Allocation Aggressive Portfolio’s Class A shares for periods prior to its inception date (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable).

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

BMO Aggressive Allocation Fund Performance – Class I

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	19.43%
Worst	First Quarter 2020	(22.34%)

*	Year-to-Date return as of June 30, 2021: 14.02%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years	Since Inception (5/30/2014)
Class I	07/31/1994
Returns before taxes		14.10%	11.39%	9.90%	N/A
Returns after taxes on distributions		10.74%	8.15%	7.99%	N/A
Returns after taxes on distributions and sale of Fund shares		10.29%	8.31%	7.65%	N/A
Class Y– Returns before taxes	05/30/2014	13.74%	11.09%	N/A	8.49%
Class R3 – Returns before taxes	05/30/2014	13.55%	10.83%	N/A	8.23%
Class R6 – Returns before taxes	05/30/2014	14.18%	11.54%	N/A	8.93%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		18.40%	15.22%	13.88%	12.94%

Columbia Capital Allocation Aggressive Portfolio Performance – Class Adv

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	18.21%
Worst	First Quarter 2020	(19.45)%

*	Year-to-Date return as of June 30, 2021: 12.23%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Adv	06/13/2013
Returns before taxes		14.49%	11.05%	9.39%
Returns after taxes on distributions		12.52%	8.93%	7.57%
Returns after taxes on distributions and sale of Fund shares		9.48%	8.26%	7.06%
Class A – Returns before taxes	03/04/2004	7.67%	9.47%	8.54%
Class Inst3 – Returns before taxes	06/13/2013	14.47%	11.13%	9.48%
Class R – Returns before taxes	09/27/2010	13.92%	10.49%	8.92%
Blended Benchmark (consisting of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		16.64%	12.35%	10.33%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		20.89%	15.43%	13.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%

SYNOPSIS OF PROPOSAL 2: COMPARISON OF BMO GROWTH ALLOCATION FUND AND COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO

Overview. BMO Growth Allocation Fund and Columbia Capital Allocation Aggressive Portfolio:

•

Have similar investment objectives, but there are some differences. BMO Growth Allocation Fund seeks to provide total investment return from income and appreciation. Columbia Capital Allocation Aggressive Portfolio is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. Both Funds are diversified.

•	Are managed as funds that substantially invest in other funds (i.e., a “fund-of-funds”).

•	Have different fiscal year ends. BMO Growth Allocation Fund’s fiscal year end is August 31 and Columbia Capital Allocation Aggressive Portfolio’s fiscal year end is January 31.

•

Are structured as series of separate open-end management investment companies. BMO Growth Allocation Fund is organized as a series of a Wisconsin corporation. Columbia Capital Allocation Aggressive Portfolio is organized as a series of a Massachusetts business trust.

•	Have different advisers. BMO AM is the investment adviser to BMO Growth Allocation Fund. Columbia is the investment adviser to Columbia Capital Allocation Aggressive Portfolio.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of BMO Growth Allocation Fund and Columbia Capital Allocation Aggressive Portfolio are set forth in the table below. BMO Growth Allocation Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Columbia Capital Allocation Aggressive Portfolio’s investment objective is fundamental and only shareholders can change the Fund’s investment objective.

Both Funds are funds-of-funds that substantially invest in other mutual funds with an emphasis in funds categorized as equity funds. The Target Fund invests primarily in other BMO Funds while the Acquiring Fund invests primarily in other Columbia Funds. Both Funds may invest in unaffiliated mutual funds. The Funds’ target allocations among the equity, fixed income, alternative and money market asset classes differ.

	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Investment Objective	To provide total investment return from income and appreciation.	The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Principal Investment Strategies	BMO AM constructs an overall portfolio for the Fund consistent with its investment objective by investing substantially, but without limitation, in other BMO Funds from a variety of asset classes and supplementing those with unaffiliated funds as considered desirable. Despite the predominant use of BMO Funds, BMO AM has the sole discretion to select unaffiliated funds, including exchange-traded funds, in any asset class as an underlying fund at any time even if a BMO Fund exists in a similar asset class.	The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs), equity securities, fixed

	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)

The underlying funds invest their assets directly in equity securities, fixed income securities, derivatives and other alternative investments, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities, money market securities and certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.

income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).

The Fund may also pursue alternative investment strategies (alternative strategies) including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

Equity Exposure

The Fund normally targets an allocation of approximately 80% of its total assets in funds that invest principally in equity securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 70-90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds.

Under normal circumstances, the Fund emphasizes investments in underlying funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources).
Fixed Income Exposure

The Fund normally targets an allocation of approximately 20% of its total assets in funds that invest principally in fixed income securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 10-30% of its total assets in funds that invest principally in fixed income securities.

The underlying funds may also invest in fixed income securities including corporate bonds and government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed

The Fund may invest in underlying funds categorized as fixed income, which can include those that invest in treasury inflation protected securities, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure.

	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)

income securities convertible into shares of common or preferred stock).

The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

Money Market Funds and Cash Equivalents	The Fund may invest in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.	Under normal circumstances, the Fund may invest up to 40% of its assets in cash and cash equivalents.
Foreign Investments	While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.	The Fund may invest in funds categorized as equity that invest in international markets (including emerging markets), and may invest in funds categorized as fixed income that invest in international bonds (including those of issuers in developed and emerging markets).
Derivatives	The Fund may invest directly in certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options.
Diversification	The Fund is diversified.	The Fund is diversified.

Additional Information About Principal Investment Strategies. The overall allocation or asset mix of the underlying funds is at the discretion of BMO AM and is periodically rebalanced or modified. The target investment allocation for BMO Growth Allocation Fund, based on the Fund’s total assets, is set forth below.

Equity	Fixed Income	Alternatives	Money Market Funds
70-90%	5-25%	0-15%	0-10%

BMO will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that BMO believes could benefit shareholders. BMO will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. BMO also integrates environmental, social, and governance (ESG) considerations into its investment process.

Under normal circumstances, Columbia Capital Allocation Aggressive Portfolio may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in underlying funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*

Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
25-100%	0-50%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia may modify the target allocation ranges only with the approval of the Columbia Funds Board.

Columbia uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select underlying funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the underlying funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these underlying funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia regularly reviews asset class allocations and allocations to underlying funds, as well as security selection within the 20% Sleeve. Columbia may reallocate, including on a daily basis, each Fund’s investments in the underlying funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies. Both BMO Growth Allocation Fund and Columbia Capital Allocation Aggressive Portfolio have adopted certain fundamental investment policies. Each Fund’s fundamental investment restrictions are substantially similar. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Issuing Senior Securities	The Fund will not issue senior securities, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing Money	The Fund will not borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the

Policy	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
borrowings. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Lending Cash or Securities	The Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This restriction shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1⁄3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Investing in Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
Investing in Real Estate	The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be

Policy	BMO Growth Allocation Fund (Target Fund)	Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
	investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.	invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
Concentration	The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.(a)
Underwriting	The Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

(a)

Capital Allocation Aggressive Portfolio considers the concentration policies of any underlying funds in which it invests and will consider the portfolio positions at the time of purchase, which in the case of unaffiliated underlying funds is based on portfolio information made publicly available by each underlying fund.

Comparison of Principal Risks. Columbia Capital Allocation Aggressive Portfolio is subject to the principal risks described in “Section C – Additional Information Applicable to the Acquiring Funds” below. Columbia Capital Allocation Aggressive Portfolio and BMO Growth Allocation Fund are subject to many of the same principal risks, but such risks differ primarily due to BMO Growth Allocation Fund’s ability to invest in underlying funds focused on asset-backed/mortgage-backed securities, and Columbia Capital Allocation Aggressive Portfolio’s ability to invest in alternative strategies as a principal investment strategy. In addition, while some of the risk factors attributable to the Funds are similar, they are presented in a different manner by each Fund due to differing disclosure practices between the two fund complexes. For example, the BMO Funds disclose Management Risk as a principal risk factor while the Columbia Funds do not.

Principal Risks	BMO Growth Allocation Fund (Target Fund)		Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)
Allocation Risk	X		X
Alternative Strategies Investment Risk			X
Asset-Backed/Mortgage-Backed Securities Risk	X
Counterparty Risk	X	*	X
Credit Risk	X	^	X
Cybersecurity Risk	X
Derivatives Risk	X		X
- Forward Contracts Risk	X		X
- Futures Contracts Risk	X		X
- Options Risk	X		X
- Swap Agreements Risk	X
Emerging Markets Risk	X
Exchange-Traded Fund Risk			X
Equity Risk	X
Fixed Income Risk	X		X	^
Foreign Securities Risk	X		X
Fund-of-Funds (e.g., Underlying Fund Investment) Risk	X		X
Government Obligations Risk	X
High Yield Investments Risk			X
Interest Rate Risk	X	^	X
Issuer Risk	X	+	X
Large, Mid- and Small-Cap Risk	X
Liquidity Risk	X
Management Risks	X	**	X
Market (e.g., Stock Market) Risk	X		X
Money Market Fund Investment Risk			X
Prepayment and Extension Risk			X
Sector Risk	X
Style (e.g., Growth, Value) Risk	X		X

*	The Target Fund’s “Derivatives Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Counterparty Risk”
^	The Target Fund’s “Fixed Income Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Credit Risk” and “Interest Rate Risk.”
+	The Target Fund’s “Fund-of-Funds Risk” generally covers risk considerations covered in the Acquiring Fund’s “Issuer Risk.”
**	The Acquiring Fund’s “Allocation Risk” generally covers risk considerations covered in the Target Fund’s “Management Risk.”

Comparison of Management of the Funds. BMO AM serves as the investment adviser to BMO Growth Allocation Fund and supervises the management of the Fund’s investments and business affairs. Columbia serves as investment manager to Columbia Capital Allocation Aggressive Portfolio providing the Fund with investment research and advice, as well as administrative and accounting services. In its capacity as investment manager, Columbia manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. BMO AM does not receive an advisory fee for the services it performs for BMO Growth Allocation Fund. However, BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. For the semi-annual period ended July 31, 2021 (annualized), Columbia Capital Allocation Aggressive Portfolio paid Columbia an effective management fee of 0.04% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of BMO Growth Allocation Fund into Columbia Capital Allocation Aggressive Portfolio.” The table below shows the current contractual management fee schedule for Columbia Capital Allocation Aggressive Portfolio, which will apply following completion of the Reorganization.

Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)

Assets Invested In	Fee
Funds advised by Columbia (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to Columbia	0.02%
Non-exchange-traded third-party advised mutual funds	0.12%
Securities, other than third-party advised mutual funds, and Columbia’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.57%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of members of the BMO Funds Board and the Columbia Funds Board, please refer to the Statement of Additional Information for the relevant Fund. BMO Aggressive Allocation Fund and Columbia Capital Allocation Aggressive Portfolio have different portfolio management teams. “Section C – Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of Columbia Capital Allocation Aggressive Portfolio.

Comparison of Performance. Historical performance information for BMO Growth Allocation Fund and Columbia Capital Allocation Aggressive Portfolio is set forth below. The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of each Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show BMO Growth Allocation Fund’s average annual total returns for certain time periods compared to the returns of broad-based securities market indices, and Columbia Capital Allocation Aggressive Portfolio’s returns for the periods shown compared with a blended benchmark that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest. Past performance (before and after tax) is not necessarily an indication of how either Fund will perform in the future. The maximum Class A sales charge for Columbia Capital Allocation Aggressive Portfolio, which is normally deducted when you purchase shares, is included in the average annual total returns in the tables below. The performance of Class Adv and Class Inst3 shares of Columbia Capital Allocation Aggressive Portfolio shown in the table below begins before the indicated inception date for such share class. The returns for each such share class include the returns of Columbia Capital Allocation Aggressive Portfolio’s Class A shares for periods prior to its inception date (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable).

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

BMO Growth Allocation Fund Performance – Class I

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	16.64%
Worst	First Quarter 2020	(18.86)%

*	Year-to-Date return as of June 30, 2021: 11.84%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years	Since Inception (5/30/2014)
Class I	07/31/1994
Returns before taxes		12.92%	10.06%	8.74%	N/A
Returns after taxes on distributions		10.12%	7.59%	7.25%	N/A
Returns after taxes on distributions and sale of Fund shares		9.15%	7.36%	6.75%	N/A
Class Y– Returns before taxes	05/30/2014	12.57%	9.79%	N/A	7.39%
Class R3 – Returns before taxes	05/30/2014	12.30%	9.51%	N/A	7.12%
Class R6 – Returns before taxes	05/30/2014	13.09%	10.22%	N/A	7.82%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		18.40%	15.22%	13.88%	12.94%

Columbia Capital Allocation Aggressive Portfolio Performance – Class Adv

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	18.21%
Worst	First Quarter 2020	(19.45)%

*	Year-to-Date return as of June 30, 2021: 12.23%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Adv	06/13/2013
Returns before taxes		14.49%	11.05%	9.39%
Returns after taxes on distributions		12.52%	8.93%	7.57%
Returns after taxes on distributions and sale of Fund shares		9.48%	8.26%	7.06%
Class A – Returns before taxes	03/04/2004	7.67%	9.47%	8.54%
Class Inst3 – Returns before taxes	06/13/2013	14.47%	11.13%	9.48%
Class R – Returns before taxes	09/27/2010	13.92%	10.49%	8.92%
Blended Benchmark (consisting of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		16.64%	12.35%	10.33%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		20.89%	15.43%	13.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%

SYNOPSIS OF PROPOSAL 3: COMPARISON OF BMO BALANCED ALLOCATION FUND AND COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO

Overview. BMO Balanced Allocation Fund and Columbia Capital Allocation Moderate Aggressive Portfolio:

•

Have similar investment objectives, but there are some differences. BMO Balanced Allocation Fund seeks to provide total investment return from income and appreciation. Columbia Capital Allocation Moderate Aggressive Portfolio is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. Both Funds are diversified.

•	Are managed as funds that substantially invest in other funds (i.e., a “fund-of-funds”).

•	Have different fiscal year ends. BMO Balanced Allocation Fund’s fiscal year end is August 31 and Columbia Capital Allocation Moderate Aggressive Portfolio’s fiscal year end is January 31.

•

Are structured as series of separate open-end management investment companies. BMO Balanced Allocation Fund is organized as a series of a Wisconsin corporation. Columbia Capital Allocation Moderate Aggressive Portfolio is organized as a series of a Delaware statutory trust.

•	Have different advisers. BMO AM is the investment adviser to BMO Balanced Allocation Fund. Columbia is the investment adviser to Columbia Capital Allocation Moderate Aggressive Portfolio.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of BMO Balanced Allocation Fund and Columbia Capital Allocation Moderate Aggressive Portfolio are set forth in the table below. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Both Funds are managed as funds-of-funds that substantially invest in other mutual funds with an emphasis on funds categorized as equity funds. The Target Fund invests primarily in other BMO Funds while the Acquiring Fund invests primarily in other Columbia Funds. Both Funds may invest in unaffiliated mutual funds. The Funds’ target allocations among the equity, fixed income, alternative and money market asset classes differ.

	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
Investment Objective	To provide total investment return from income and appreciation.	The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Principal Investment Strategies	BMO AM constructs an overall portfolio for the Fund consistent with its investment objective by investing substantially, but without limitation, in other BMO Funds from a variety of asset classes and supplementing those with unaffiliated funds as considered desirable. Despite the predominant use of BMO Funds, BMO AM has the sole discretion to select unaffiliated funds, including exchange-traded funds, in any asset class as an underlying fund at any time even if a BMO Fund exists in a similar asset class.	The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs), equity securities, fixed

	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)

The underlying funds invest their assets directly in equity securities, fixed income securities, derivatives and other alternative investments, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities, money market securities and certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.

income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).

The Fund may also pursue alternative investment strategies (alternative strategies) including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

Equity Exposure

The Fund normally targets an allocation of approximately 60% of its total assets in funds that invest principally in equity securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 50-70% of its total assets in funds that invest principally in equity securities.

Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds.

Under normal circumstances, the Fund emphasizes investments in underlying funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources).
Fixed Income Exposure

The Fund normally targets an allocation of approximately 40% of its total assets in funds that invest principally in fixed income securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 30-50% of its total assets in funds that invest principally in fixed income securities.

The Fund may invest in underlying funds categorized as fixed income, which can include those that invest in treasury inflation protected securities, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure.
Fixed income securities in which the underlying funds may invest include corporate bonds and government securities, mortgage-backed and asset-

	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock).
The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds).
Money Market Funds and Cash Equivalents	The Fund may invest in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.	Under normal circumstances, the Fund may invest up to 40% of its assets in cash and cash equivalents.
Foreign Investments	While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.	The Fund may invest in funds categorized as equity that invest in international markets (including emerging markets), and may invest in funds categorized as fixed income that invest in international bonds (including those of issuers in developed and emerging markets).
Derivatives	The Fund may invest directly in certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options.
Diversification	The Fund is diversified.	The Fund is diversified.

Additional Information About Principal Investment Strategies. The overall allocation or asset mix of the underlying funds is at the discretion of BMO AM and is periodically rebalanced or modified. The target investment allocation for BMO Balanced Allocation Fund, based on the Fund’s total assets, is set forth below.

Equity	Fixed Income	Alternatives	Money Market Funds
50-70%	25-45%	0-15%	0-10%

BMO AM will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that BMO AM believes could benefit shareholders. BMO AM will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. BMO AM also integrates environmental, social, and governance (ESG) considerations into its investment process.

Under normal circumstances, Columbia Capital Allocation Moderate Aggressive Portfolio may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in underlying funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*

Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
20-85%	15-60%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia may modify the target allocation ranges only with the approval of the Columbia Funds Board.

Columbia uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select underlying funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the underlying funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these underlying funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia regularly reviews asset class allocations and allocations to underlying funds, as well as security selection within the 20% Sleeve. Columbia may reallocate, including on a daily basis, each Fund’s investments in the underlying funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies. Both BMO Balanced Allocation Fund and Columbia Capital Allocation Moderate Aggressive Portfolio have adopted certain fundamental investment policies. Each Fund’s fundamental investment restrictions are substantially similar. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
Issuing Senior Securities	The Fund will not issue senior securities, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
Borrowing Money	The Fund will not borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
Lending Cash or Securities	The Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules

Policy	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
	Fund’s total assets. This restriction shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.	and regulations thereunder and any exemptive relief obtained by the Fund.
Investing in Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Investing in Real Estate	The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.
Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.

Policy	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
Concentration	The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
Underwriting	The Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

Comparison of Principal Risks. Columbia Capital Allocation Moderate Aggressive Portfolio is subject to the principal risks described in “Section C – Additional Information Applicable to the Acquiring Funds” below. Columbia Capital Allocation Moderate Aggressive Portfolio and BMO Balanced Allocation Fund are subject to many of the same principal risks, but such risks differ primarily due to BMO Balanced Allocation Fund’s ability to invest in investments in underlying funds focused on asset-backed/mortgage-backed securities, and Columbia Capital Allocation Moderate Aggressive Portfolio’s ability to invest in alternative strategies as a principal investment strategy. In addition, while some of the risk factors attributable to the Funds are similar, they are presented in a different manner by each Fund due to differing disclosure practices between the two fund complexes. For example, the BMO Funds disclose Management Risk as a principal risk factor while the Columbia Funds do not.

Principal Risks	BMO Balanced Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)
Allocation Risk	X	X
Alternative Strategies Investment Risk		X
Asset-Backed/Mortgage-Backed Securities Risk	X
Counterparty Risk	X*	X
Credit Risk	X^	X
Cybersecurity Risk	X
Derivatives Risk	X	X
- Forward Contracts Risk	X	X
- Futures Contracts Risk	X	X
- Options Risk	X	X
- Swap Agreements Risk	X
Emerging Markets Risk	X
Exchange-Traded Fund Risk		X
Equity Risk	X
Fixed Income Risk	X	X^
Foreign Securities Risk	X	X
Fund-of-Funds (e.g., Underlying Fund Investment) Risk	X	X
Government Obligations Risk	X
High Yield Investments Risk	X	X
Interest Rate Risk	X^	X
Issuer Risk	X+	X
Large, Mid- and Small-Cap Risk	X
Liquidity Risk	X
Management Risks	X	X**
Market (e.g., Stock Market) Risk	X	X
Money Market Fund Investment Risk		X
Prepayment and Extension Risk		X
Sector Risk	X
Style (e.g., Growth, Value) Risk	X	X

*	The Target Fund’s “Derivatives Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Counterparty Risk”
^	The Target Fund’s “Fixed Income Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Credit Risk” and “Interest Rate Risk.”
+	The Target Fund’s “Fund-of-Funds Risk” generally covers risk considerations covered in the Acquiring Fund’s “Issuer Risk.”
**	The Acquiring Fund’s “Allocation Risk” generally covers risk considerations covered in the Target Fund’s “Management Risk.”

Comparison of Management of the Funds. BMO AM serves as the investment adviser to BMO Balanced Allocation Fund and supervises the management of the Fund’s investments and business affairs. Columbia serves as investment manager to Columbia Capital Allocation Moderate Aggressive Portfolio providing the Fund with investment research and advice, as well as administrative and accounting services. In its capacity as investment manager, Columbia manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. BMO AM does not receive an advisory fee for the services it performs for BMO Balanced Allocation Fund. However, BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. For the semi-annual period ended July 31, 2021 (annualized), Columbia Capital Allocation Moderate Aggressive Portfolio paid Columbia an effective management fee of 0.04% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of BMO Balanced Allocation Fund into Columbia Capital Allocation Moderate Aggressive Portfolio.” The table below shows the current contractual management fee schedule for Columbia Capital Allocation Moderate Aggressive Portfolio, which will apply following completion of the Reorganization.

Columbia Capital Allocation Moderate Aggressive Portfolio (Acquiring Fund)

Assets Invested In	Fee
Funds advised by Columbia excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to Columbia	0.02%
Non-exchange-traded third-party advised mutual funds	0.12%
Securities, other than third-party advised mutual funds, and Columbia’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) including exchange-traded funds, derivatives and individual securities	0.57%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of members of the BMO Funds Board and the Columbia Funds Board, please refer to the Statement of Additional Information for the relevant Fund. BMO Balanced Allocation Fund and Columbia Capital Allocation Moderate Aggressive Portfolio have different portfolio management teams. “Section C – Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of Columbia Capital Allocation Moderate Aggressive Portfolio.

Comparison of Performance. Historical performance information for BMO Balanced Allocation Fund and Columbia Capital Allocation Moderate Aggressive Portfolio is set forth below. The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of each Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show BMO Balanced Allocation Fund’s average annual total returns for certain time periods compared to the returns of broad-based securities market indices, and Columbia Capital Allocation Moderate Aggressive Portfolio’s returns for the periods shown compared with a blended benchmark that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest. Past performance (before and after tax) is not necessarily an indication of how either Fund will perform in the future. The maximum Class A sales charge for Columbia Capital Allocation Moderate Aggressive Portfolio, which is normally deducted when you purchase shares, is included in the average annual total returns in the tables below. The performance of Class Adv and Class Inst3 shares of Columbia Capital Allocation Moderate Aggressive Portfolio shown in the table below begins before the indicated inception date for such share class. The returns for each such share class include the returns of Columbia Capital Allocation Moderate Aggressive Portfolio’s Class A shares for periods prior to its inception date (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable).

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

BMO Balanced Allocation Fund Performance – Class I

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	13.81%
Worst	First Quarter 2020	(14.41)%

*	Year-to-Date return as of June 30, 2021: 8.77%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years	Since Inception (5/30/2014)
Class I	07/31/1994
Returns before taxes		12.35%	8.87%	7.57%	N/A
Returns after taxes on distributions		8.55%	5.89%	5.77%	N/A
Returns after taxes on distributions and sale of Fund shares		9.20%	6.33%	5.70%	N/A
Class Y – Returns before taxes	05/30/2014	12.18%	8.60%	N/A	6.44%
Class R3 – Returns before taxes	05/30/2014	11.81%	8.32%	N/A	6.17%
Class R6 – Returns before taxes	05/30/2014	12.57%	9.02%	N/A	6.87%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		18.40%	15.22%	13.88%	12.94%

Columbia Capital Allocation Moderate Aggressive Portfolio Performance – Class Adv

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	15.66%
Worst	First Quarter 2020	(16.17)%

*	Year-to-Date return as of June 30, 2021: 9.58%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Adv	11/08/2012
Returns before taxes		13.46%	10.03%	8.46%
Returns after taxes on distributions		11.61%	7.95%	6.57%
Returns after taxes on distributions and sale of Fund shares		8.68%	7.37%	6.23%
Class A – Returns before taxes	10/15/1996	6.55%	8.45%	7.59%
Class Inst3 – Returns before taxes	06/13/2013	13.52%	10.16%	8.54%
Class R – Returns before taxes	01/23/2006	12.85%	9.51%	7.97%
Blended Benchmark (consisting of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		15.15%	11.03%	9.30%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		20.89%	15.43%	13.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%

SYNOPSIS OF PROPOSAL 4: COMPARISON OF BMO CONSERVATIVE ALLOCATION FUND AND COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO

Overview. BMO Conservative Allocation Fund and Columbia Capital Allocation Conservative Portfolio:

•

Have similar investment objectives, but there are some differences. BMO Conservative Allocation Fund seeks to provide total return primarily from income, secondarily from appreciation. Columbia Capital Allocation Conservative Portfolio is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. Both Funds are diversified.

•	Are managed as funds that substantially invest in other funds (i.e., a “fund-of-funds”).

•	Have different fiscal year ends. BMO Conservative Allocation Fund’s fiscal year end is August 31 and Columbia Capital Allocation Conservative Portfolio’s fiscal year end is January 31.

•

Are structured as series of separate open-end management investment companies. BMO Conservative Allocation Fund is organized as a series of a Wisconsin corporation. Columbia Capital Allocation Conservative Portfolio is organized as a series of a Massachusetts business trust.

•	Have different advisers. BMO AM is the investment adviser to BMO Conservative Allocation Fund. Columbia is the investment adviser to Columbia Capital Allocation Conservative Portfolio.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of BMO Conservative Allocation Fund and Columbia Capital Allocation Conservative Portfolio are set forth in the table below. BMO Conservative Allocation Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Columbia Capital Allocation Conservative Portfolio’s investment objective is fundamental and only shareholders can change the Fund’s investment objective.

Both Funds are funds-of-funds that substantially invest in other mutual funds with an emphasis on funds categorized as fixed income funds. The Target Fund invests primarily in other BMO Funds while the Acquiring Fund invests primarily in other Columbia Funds. Both Funds may invest in unaffiliated mutual funds. The Funds’ target allocations among the equity, fixed income, alternative and money market asset classes differ.

	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
Investment Objective	To provide total return primarily from income, secondarily from appreciation.	The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Principal Investment Strategies	BMO AM constructs an overall portfolio for the Fund consistent with its investment objective by investing substantially, but without limitation, in other BMO Funds from a variety of asset classes and supplementing those with unaffiliated funds as considered desirable. Despite the predominant use of BMO Funds, BMO AM has the sole discretion to select unaffiliated funds, including exchange-traded funds, in any asset class as an underlying fund at any time even if a BMO Fund exists in a similar asset class.	The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs), equity securities, fixed

	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).

The underlying funds invest their assets directly in equity securities, fixed income securities, derivatives and other alternative investments, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities, money market securities and certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.

The Fund may also pursue alternative investment strategies (alternative strategies) including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.
Equity Exposure

The Fund normally targets an allocation of approximately 20% of its total assets in funds that invest principally in equity securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 10-30% of its total assets in funds that invest principally in equity securities.

Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds.

The Fund may invest in underlying funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources).
Fixed Income Exposure

The Fund normally targets an allocation of approximately 80% of its total assets in funds that invest principally in fixed income securities

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 70-90% of its total assets in funds that invest principally in fixed income securities.

Fixed income securities in which the underlying funds may invest include corporate bonds and government

The Fund can invest up to 90% of its net assets in fixed income securities. Under normal circumstances, the Fund emphasizes investments in underlying funds categorized as fixed income, which can include those that invest in treasury inflation protected securities, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have

	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
	securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock).	varying interest rates, terms, duration and credit exposure.
The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds).
Money Market Funds and Cash Equivalents	The Fund may invest in funds that invest in cash, cash equivalents and other short-term fixed-income instruments, including money market funds.	Under normal circumstances, the Fund may invest up to 40% of its assets in cash and cash equivalents.
Foreign Investments	—	The Fund may invest in funds categorized as equity that invest in international markets (including emerging markets), and may invest in funds categorized as fixed income that invest in international bonds (including those of issuers in developed and emerging markets).
Derivatives	The Fund may invest directly in certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options.
Diversification	The Fund is diversified.	The Fund is diversified.

Additional Information About Principal Investment Strategies. The overall allocation, or asset mix of the underlying funds is at the discretion of BMO AM and is periodically rebalanced or modified. The target investment allocation for BMO Conservative Allocation Fund based on the Fund’s total assets, is set forth below.

Equity	Fixed Income	Alternatives	Money Market Funds
10-30%	60-80%	0-15%	0-10%

BMO AM will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that BMO AM believes could benefit shareholders. BMO AM will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. BMO AM also integrates environmental, social, and governance (ESG) considerations into its investment process.

Under normal circumstances, Columbia Capital Allocation Conservative Portfolio may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in underlying funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*

Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
0-40%	50-90%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia may modify the target allocation ranges only with the approval of the Columbia Funds Board.

Columbia uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select underlying funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the underlying funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these underlying funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia regularly reviews asset class allocations and allocations to underlying funds, as well as security selection within the 20% Sleeve. Columbia may reallocate, including on a daily basis, each Fund’s investments in the underlying funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies. Both BMO Conservative Allocation Fund and Columbia Capital Allocation Conservative Portfolio have adopted certain fundamental investment policies. Each Fund’s fundamental investment restrictions are substantially similar. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
Issuing Senior Securities	The Fund will not issue senior securities, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing Money	The Fund will not borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity,

Policy	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
under current Board policy, the Fund has no current intention to borrow to a material extent.
Lending Cash or Securities	The Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This restriction shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 331/3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Investing in Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
Investing in Real Estate	The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in

Policy	BMO Conservative Allocation Fund (Target Fund)	Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
	would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.	the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
Concentration	The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.
Underwriting	The Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Comparison of Principal Risks. Columbia Capital Allocation Conservative Portfolio is subject to the principal risks described in “Section C – Additional Information Applicable to the Acquiring Funds” below. Columbia Capital Allocation Conservative Portfolio and BMO Conservative Allocation Fund are subject to many of the same principal risks, but such risks differ primarily due to Columbia Capital Allocation Conservative Portfolio’s Fund’s ability to invest in alternative strategies as a principal investment strategy and BMO

Conservative Allocation Fund’s investments in asset-backed/mortgage-backed securities. In addition, while some of the risk factors attributable to the Funds are similar, they are presented in a different manner by each Fund due to differing disclosure practices between the two fund complexes. For example, the BMO Funds disclose Management Risk as a principal risk factor while the Columbia Funds do not.

Principal Risks	BMO Conservative Allocation Fund (Target Fund)		Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)
Allocation Risk	X		X
Alternative Strategies Investment Risk			X
Asset-Backed/Mortgage-Backed Securities Risk	X
Counterparty Risk	X	*	X
Credit Risk	X	^	X
Cybersecurity Risk	X
Derivatives Risk	X		X
- Forward Contracts Risk	X		X
- Futures Contracts Risk	X		X
- Options Risk	X		X
- Swap Agreements Risk	X
Emerging Markets Risk	X
Exchange-Traded Fund Risk			X
Equity Risk	X
Fixed Income Risk	X		X	^
Foreign Securities Risk	X		X
Fund-of-Funds (e.g., Underlying Fund Investment) Risk	X		X
Government Obligations Risk	X
High Yield Investments Risk	X		X
Interest Rate Risk	X	^	X
Issuer Risk	X	+	X
Large, Mid- and Small-Cap Risk	X
Liquidity Risk	X
Management Risks	X		X	**
Market (e.g., Stock Market) Risk	X		X
Money Market Fund Investment Risk			X
Prepayment and Extension Risk			X
Sector Risk	X
Style (e.g., Growth, Value) Risk	X		X

*	The Target Fund’s “Derivatives Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Counterparty Risk.”
^	The Target Fund’s “Fixed Income Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Credit Risk” and “Interest Rate Risk.”
+	The Target Fund’s “Fund-of-Funds Risk” generally covers risk considerations covered in the Acquiring Fund’s “Issuer Risk.”
**	The Acquiring Fund’s “Allocation Risk” generally covers risk considerations covered in the Target Fund’s “Management Risk.”

Comparison of Management of the Funds. BMO AM serves as the investment adviser to BMO Conservative Allocation Fund and supervises the management of the Fund’s investments and business affairs. Columbia serves as investment manager to Columbia Capital Allocation Conservative Portfolio providing the Fund with investment research and advice, as well as administrative and accounting services. In its capacity as investment manager, Columbia manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. BMO AM does not receive an advisory fee for the services it performs for BMO Conservative Allocation Fund. However, BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. For the semi-annual period ended July 31, 2021 (annualized), Columbia Capital Allocation Conservative Portfolio paid Columbia an effective management fee of 0.07% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of BMO Conservative Allocation Fund into Columbia Capital Allocation Conservative Portfolio.” The table below shows the current contractual management fee schedule for Columbia Capital Allocation Conservative Portfolio, which will apply following completion of the Reorganization.

Columbia Capital Allocation Conservative Portfolio (Acquiring Fund)

Assets Invested In	Fee
Funds advised by Columbia excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to Columbia	0.02%
Non-exchange-traded third-party advised mutual funds	0.12%
Securities, other than third-party advised mutual funds, and Columbia’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) including exchange-traded funds, derivatives and individual securities	0.57%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of members of the BMO Funds Board and the Columbia Funds Board, please refer to the Statement of Additional Information for the relevant Fund. BMO Conservative Allocation Fund and Columbia Capital Allocation Conservative Portfolio have different portfolio management teams. “Section C – Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of Columbia Capital Allocation Conservative Portfolio.

Comparison of Performance. Historical performance information for BMO Conservative Allocation Fund and Columbia Capital Allocation Conservative Portfolio is set forth below. The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of each Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show BMO Conservative Allocation Fund’s average annual total returns for certain time periods compared to the returns of broad-based securities market indices, and Columbia Capital Allocation Conservative Portfolio’s returns for the periods shown compared with a blended benchmark that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest. Past performance (before and after tax) is not necessarily an indication of how either Fund will perform in the future. The maximum Class A sales charge for Columbia Capital Allocation Conservative Portfolio, which is normally deducted when you purchase shares, is included in the average annual total returns in the tables below. The performance of Class Adv and Class Inst3 shares of Columbia Capital Allocation Conservative Portfolio shown in the table below begins before the indicated inception date for such share class. The returns for each such share class include the returns of Columbia Capital Allocation Conservative Portfolio’s Class A shares for periods prior to its inception date (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable).

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

BMO Conservative Allocation Fund Performance – Class I

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	7.95%
Worst	First Quarter 2020	(6.05)%

*	Year-to-Date return as of June 30, 2021: 2.73%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years	Since Inception (5/30/2014)
Class I	07/31/1994
Returns before taxes		9.14%	5.98%	4.99%	N/A
Returns after taxes on distributions		7.26%	3.43%	3.51%	N/A
Returns after taxes on distributions and sale of Fund shares		5.73%	3.94%	3.54%	N/A
Class Y – Returns before taxes	05/30/2014	8.76%	5.70%	N/A	4.14%
Class R3 – Returns before taxes	05/30/2014	8.58%	5.45%	N/A	3.88%
Class R6 – Returns before taxes	05/30/2014	9.23%	6.14%	N/A	4.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%	3.75%

Columbia Capital Allocation Conservative Portfolio Performance – Class Adv

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	7.96%
Worst	First Quarter 2020	(5.53)%

*	Year-to-Date return as of June 30, 2021: 2.81%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Adv	06/13/2013
Returns before taxes		8.39%	5.68%	4.78%
Returns after taxes on distributions		7.05%	4.47%	3.37%
Returns after taxes on distributions and sale of Fund shares		5.19%	3.98%	3.30%
Class A – Returns before taxes	03/04/2004	2.91%	4.39%	4.09%
Class Inst3 – Returns before taxes	06/13/2013	8.48%	5.75%	4.87%
Class R – Returns before taxes	09/27/2010	7.90%	5.16%	4.35%
Blended Benchmark (consisting of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		9.29%	6.23%	5.34%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		20.89%	15.43%	13.79%

SYNOPSIS OF PROPOSAL 5: COMPARISON OF BMO MODERATE ALLOCATION FUND AND COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO

Overview. BMO Moderate Allocation Fund and Columbia Capital Allocation Moderate Portfolio:

•

Have similar investment objectives, but there are some differences. BMO Moderate Allocation Fund seeks to provide total investment return from income and appreciation. Columbia Capital Allocation Moderate Portfolio is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. Both Funds are diversified.

•	Are managed as funds that substantially invest in other funds (i.e., a “fund-of-funds”).

•	Have different fiscal year ends. BMO Moderate Allocation Fund’s fiscal year end is August 31 and Columbia Capital Allocation Moderate Portfolio’s fiscal year end is January 31.

•

Are structured as series of separate open-end management investment companies. BMO Moderate Allocation Fund is organized as a series of a Wisconsin corporation. Columbia Capital Allocation Moderate Portfolio is organized as a series of a Massachusetts business trust.

•	Have different advisers. BMO AM is the investment adviser to BMO Moderate Allocation Fund. Columbia is the investment adviser to Columbia Capital Allocation Moderate Portfolio.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of BMO Moderate Allocation Fund and Columbia Capital Allocation Moderate Portfolio are set forth in the table below. BMO Moderate Allocation Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Columbia Capital Allocation Moderate Portfolio’s investment objective is fundamental and only shareholders can change the Fund’s investment objective.

Both Funds are funds-of-funds that substantially invest in other mutual funds that are categorized as both equity funds and fixed income funds. The Target Fund invests primarily in other BMO Funds while the Acquiring Fund invests primarily in other Columbia Funds. Both Funds may invest in unaffiliated mutual funds. The Funds’ target allocations among the equity, fixed income, alternative and money market asset classes differ.

	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)
Investment Objective	To provide total investment return from income and appreciation.	The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Principal Investment Strategies	BMO AM constructs an overall portfolio for the Fund consistent with its investment objective by investing substantially, but without limitation, in other BMO Funds from a variety of asset classes and supplementing those with unaffiliated funds as considered desirable. Despite the predominant use of BMO Funds, BMO AM has the sole discretion to select unaffiliated funds, including exchange-traded funds, in any asset class as an underlying fund at any time even if a BMO Fund exists in a similar asset class.	The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs), equity securities, fixed

	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)

The underlying funds invest their assets directly in equity securities, fixed income securities, derivatives and other alternative investments, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities, money market securities and certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.

income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).

The Fund may also pursue alternative investment strategies (alternative strategies) including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

Equity Exposure

The Fund normally targets an allocation of approximately 40% of its total assets in funds that invest principally in equity securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 30-50% of its total assets in funds that invest principally in equity securities.

The Fund may invest in underlying funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources).
Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds.
Fixed Income Exposure

The Fund normally targets an allocation of approximately 60% of its total assets in funds that invest principally in fixed income securities.

Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 50-70% of its total assets in funds that invest principally in fixed income securities.

Fixed income securities in which the underlying funds may invest include corporate bonds and government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities

Under normal circumstances, the Fund emphasizes investments in underlying funds categorized as fixed income, which can include those that invest in treasury inflation protected securities, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure.

	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)

convertible into shares of common or preferred stock).

The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds).

Money Market Funds and Cash Equivalents	The Fund may invest in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.	Under normal circumstances, the Fund may invest up to 40% of its assets in cash and cash equivalents.
Foreign Investments	While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.	The Fund may invest in funds categorized as equity that invest in international markets (including emerging markets), and may invest in funds categorized as fixed income that invest in international bonds (including those of issuers in developed and emerging markets).
Derivatives	The Fund may invest directly in certain derivative instruments including currency and index-related futures and forwards for both hedging and investment purposes.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options. Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio.
Diversification	The Fund is diversified.	The Fund is diversified.

Additional Information About Principal Investment Strategies. The overall allocation or asset mix of underlying funds is at the discretion of BMO AM and is periodically rebalanced or modified. The target investment allocation for BMO Moderate Allocation Fund, BMO AM, based on the Fund’s total assets, is set forth below.

Equity	Fixed Income	Alternatives	Money Market Funds
30-50%	40-60%	0-15%	0-10%

BMO will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that BMO believes could benefit shareholders. BMO will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. BMO also integrates environmental, social, and governance (ESG) considerations into its investment process.

Under normal circumstances, Columbia Capital Allocation Moderate Portfolio may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in underlying funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*

Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
10-70%	30-75%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia may modify the target allocation ranges only with the approval of the Columbia Funds Board.

Columbia uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select underlying funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the underlying funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these underlying funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia regularly reviews asset class allocations and allocations to underlying funds, as well as security selection within the 20% Sleeve. Columbia may reallocate, including on a daily basis, each Fund’s investments in the underlying funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies. Both BMO Moderate Allocation Fund and Columbia Capital Allocation Moderate Portfolio have adopted certain fundamental investment policies. Each Fund’s fundamental investment restrictions are substantially similar. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)
Issuing Senior Securities	The Fund will not issue senior securities, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing Money	The Fund will not borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of its total assets (including the

Policy	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)
amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Lending Cash or Securities	The Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This restriction shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1⁄3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
Investing in Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
Investing in Real Estate	The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent the Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that:

Policy	BMO Moderate Allocation Fund (Target Fund)	Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)
	securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.	(a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
Concentration	The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.
Underwriting	The Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Comparison of Principal Risks. Columbia Capital Allocation Moderate Portfolio is subject to the principal risks described in “Section C – Additional Information Applicable to the Acquiring Funds” below. Columbia Capital Allocation Moderate Portfolio and BMO Moderate Allocation Fund are subject to many of the same principal risks, but such risks differ primarily due to BMO Moderate Allocation Fund’s ability to invest in underlying funds focused on asset-backed/mortgage-backed securities, and Columbia Capital Allocation Moderate Portfolio’s ability to invest in alternative strategies as a principal investment strategy. In addition, while some of the risk factors attributable to the Funds are similar, they are presented in a different manner by each Fund due to differing disclosure practices between the two fund complexes. For example, the BMO Funds disclose Management Risk as a principal risk factor while the Columbia Funds do not.

Principal Risks	BMO Moderate Allocation Fund (Target Fund)		Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)
Allocation Risk	X		X
Alternative Strategies Investment Risk			X
Asset-Backed/Mortgage-Backed Securities Risk	X
Counterparty Risk	X	*	X
Credit Risk	X	^	X
Cybersecurity Risk	X
Derivatives Risk	X		X
- Forward Contracts Risk	X		X
- Futures Contracts Risk	X		X
- Options Risk	X		X
- Swap Agreements Risk	X
Emerging Markets Risk	X
Exchange-Traded Fund Risk			X
Equity Risk	X
Fixed Income Risk	X		X	^
Foreign Securities Risk	X		X
Fund-of-Funds (e.g., Underlying Fund Investment) Risk	X		X
Government Obligations Risk	X
High Yield Investments Risk	X		X
Interest Rate Risk	X	^	X
Issuer Risk	X	+	X
Large, Mid- and Small-Cap Risk	X
Liquidity Risk	X
Management Risks	X		X	**
Market (e.g., Stock Market) Risk	X		X
Money Market Fund Investment Risk			X
Prepayment and Extension Risk			X
Sector Risk	X
Style (e.g., Growth, Value) Risk	X		X

*	The Target Fund’s “Derivatives Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Counterparty Risk.”
^	The Target Fund’s “Fixed Income Risk” generally addresses risk considerations covered in the Acquiring Fund’s “Credit Risk” and “Interest Rate Risk.”
+	The Target Fund’s “Fund-of-Funds Risk” generally covers risk considerations covered in the Acquiring Fund’s “Issuer Risk.”
**	The Acquiring Fund’s “Allocation Risk” generally covers risk considerations covered in the Target Fund’s “Management Risk.”

Comparison of Management of the Funds. BMO AM serves as the investment adviser to BMO Moderate Allocation Fund and supervises the management of the Fund’s investments and business affairs. Columbia serves as investment manager to Columbia Capital Allocation Moderate Portfolio providing the Fund with investment research and advice, as well as administrative and accounting services. In its capacity as investment manager, Columbia manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. BMO AM does not receive an advisory fee for the services it performs for BMO Moderate Allocation Fund. However, BMO AM is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds. For the semi-annual period ended July 31, 2021 (annualized), Columbia Capital Allocation Moderate Portfolio paid Columbia an effective management fee of 0.04% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of BMO Moderate Allocation Fund into Columbia Capital Allocation Moderate Portfolio.” The table below shows the current contractual management fee schedule for Columbia Capital Allocation Moderate Portfolio, which will apply following completion of the Reorganization.

Columbia Capital Allocation Moderate Portfolio (Acquiring Fund)

Assets Invested In	Fee
Funds advised by Columbia excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to Columbia	0.02%
Non-exchange-traded third-party advised mutual funds	0.12%
Securities, other than third-party advised mutual funds, and Columbia’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) including exchange-traded funds, derivatives and individual securities	0.57%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of members of the BMO Funds Board and the Columbia Funds Board, please refer to the Statement of Additional Information for the relevant Fund. BMO Moderate Allocation Fund and Columbia Capital Allocation Moderate Portfolio have different portfolio management teams. “Section C – Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of Columbia Capital Allocation Moderate Portfolio.

Comparison of Performance. Historical performance information for BMO Moderate Allocation Fund and Columbia Capital Allocation Moderate Portfolio is set forth below. The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of each Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show BMO Moderate Allocation Fund’s average annual total returns for certain time periods compared to the returns of broad-based securities market indices, and Columbia Capital Allocation Moderate Portfolio’s returns for the periods shown compared with a blended benchmark that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest. Past performance (before and after tax) is not necessarily an indication of how either Fund will perform in the future. The maximum Class A sales charge for Columbia Capital Allocation Moderate Portfolio, which is normally deducted when you purchase shares, is included in the average annual total returns in the tables below. The performance of Class Adv and Class Inst3 shares of Columbia Capital Allocation Moderate Portfolio shown in the table below begins before the indicated inception date for such share class. The returns for each such share class include the returns of Columbia Capital Allocation Moderate Portfolio’s Class A shares for periods prior to its inception date (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable).

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

BMO Moderate Allocation Fund Performance – Class I

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	10.78%
Worst	First Quarter 2020	(9.93)%

*	Year-to-Date return as of June 30, 2021: 5.70%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years	Since Inception (05/30/2014)
Class I	07/31/1994
Returns before taxes		11.40%	7.59%	6.37%	N/A
Returns after taxes on distributions		8.55%	5.30%	4.99%	N/A
Returns after taxes on distributions and sale of Fund shares		7.79%	5.29%	4.71%	N/A
Class Y – Returns before taxes	05/30/2014	11.06%	7.31%	N/A	5.42%
Class R3 – Returns before taxes	05/30/2014	10.79%	7.06%	N/A	5.16%
Class R6 – Returns before taxes	05/30/2014	11.49%	7.74%	N/A	5.84%
Bloomberg U.S. Aggregate Bond Index ( (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%	3.75%

Columbia Capital Allocation Moderate Portfolio Performance – Class Adv

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart*

Best	Second Quarter 2020	13.62%
Worst	First Quarter 2020	(13.45)%

*	Year-to-Date return as of June 30, 2021: 7.22%.

Average Annual Total Returns (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Adv	06/13/2013
Returns before taxes		12.25%	8.83%	7.56%
Returns after taxes on distributions		10.22%	6.87%	5.70%
Returns after taxes on distributions and sale of Fund shares		7.71%	6.34%	5.46%
Class A – Returns before taxes	03/04/2004	5.53%	7.28%	6.72%
Class Inst3 – Returns before taxes	06/13/2013	12.41%	8.92%	7.66%
Class R – Returns before taxes	09/27/2010	11.82%	8.30%	7.09%
Blended Benchmark (consisting of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		13.40%	9.57%	8.14%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		20.89%	15.43%	13.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.51%	4.44%	3.84%

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of Each Reorganization. Each of the BMO Funds Board and the Columbia Funds Board has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this Combined Proxy Statement/Prospectus is a part, the following is a summary of certain terms of the Agreement:

•

Each Reorganization is expected to occur in the first quarter of 2022, subject to approval by applicable Target Fund shareholders, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Target Fund and the applicable Acquiring Fund.

•

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the Acquiring Fund will (a) assume (i) all liabilities and obligations of the Target Fund reflected on a Statement of Assets and Liabilities prepared as of the close of regular trading on the NYSE on the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audit period, and (ii) any obligation of the Target Fund to indemnify a BMO Funds director under the Target Company’s Articles of Incorporation and By-Laws, so long as such BMO Funds director shall have exercised commercially reasonable efforts to maximize recovery from the insurance coverage described in the Agreement before seeking to assert any claim against an Acquiring Fund and (b) issue Acquisition Shares to the Target Fund. (The liabilities and obligations of the Target Fund in the foregoing sentence, as defined in the Agreement, are referred to hereafter as the “Target Fund’s Obligations.”) As soon as practicable after the closing, each Target Fund will liquidate and distribute pro rata to its shareholders of record of each class of its shares the Acquisition Shares of the corresponding class received by the Target Fund.

•

The value of the net assets of the Target Fund and of the Acquisition Shares to be issued in a Reorganization will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the closing date of such Reorganization (the “Valuation Date”). Under the Agreement, at the Closing, the net asset value of your Target Fund shares will be determined pursuant to the Acquiring Fund’s valuation procedures, which are substantially the same as the Target Fund’s valuation procedures with respect to the types of assets held by the Funds. The aggregate net asset value of your Target Fund shares, as so determined at the close of regular trading on the NYSE on the Valuation Date, will equal the aggregate net asset value of the Acquiring Fund shares received in the Reorganization.

•

As a result, shareholders of the Target Fund will become shareholders of the Acquiring Fund. Shareholders will not incur any sales charges, redemption fee, commission or other transactional fee in connection with receiving Acquisition Shares in the Reorganization.

Conditions to Closing Each Reorganization. In order for a Reorganization to be completed, all closing conditions must be satisfied or waived. If shareholders approve a Reorganization, but other conditions are not satisfied or waived, the Reorganization will not be completed. The completion of each Reorganization is subject to certain conditions described in the Agreement, including among others:

•

At or prior to the close of regular trading on the NYSE on the Valuation Date, the Target Fund shall have declared and paid a dividend or dividends that, together with all previous dividends, shall have the effect of distributing all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, to the shareholders of the Target Fund for all taxable periods ending on or before the closing date of the Reorganization (after reduction for any available capital loss carryforwards and excluding any net capital gains on which the Target Fund paid U.S. federal income tax).

•	The Target Fund and the Acquiring Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Target Fund will have approved the Agreement (and related amendment to the Target Company’s articles of incorporation) by the requisite vote.

•

As a non-waivable condition to closing, the Target Fund and the Acquiring Fund will have received a satisfactory opinion of tax counsel to the effect that, as described in more detail below, among other things, the shareholders of the Target Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Target Fund shares for the Acquisition Shares of the Acquiring Fund in connection with the Reorganization and the Acquiring Fund will not recognize gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization.

•

Bank of Montreal and any person controlling, controlled by or under common control with the Bank of Montreal shall hold shares of each Acquiring Fund, immediately following the closing of a Reorganization, of less than 19%. If the ownership of Bank of Montreal or any person controlling, controlled by or under common control with Bank of Montreal would exceed the threshold set forth above and this closing condition is not otherwise waived, such Target Fund will not be reorganized into the corresponding Acquiring Fund, independent of the shareholder vote obtained with respect to the proposed Reorganization. Instead, the BMO Funds Board would consider alternatives to the proposed Reorganization with respect to such Target Fund.

Termination of the Agreement. The Agreement and the transactions contemplated by it may be terminated with respect to any Reorganization by mutual agreement of the Target Company and the applicable Acquiring Trust at any time prior to the closing thereof, or by either the Target Company or the applicable Acquiring Trust in the event of a material breach of the Agreement by the other party or a failure of any condition precedent to the terminating party’s obligations under the Agreement. In the event of a termination of a Reorganization, costs associated with that Reorganization will be borne by BMO AM and Columbia as agreed to between the parties.

U.S. Federal Income Tax Status of the Reorganizations. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Vedder Price P.C. substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with the respect to the Reorganization, for U.S. federal income tax purposes:

•

The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations, immediately followed by the pro rata, by class, distribution of all the Acquisition Shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the dissolution and termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

•

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations.

•

No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations or upon the distribution (whether actual or constructive) of the Acquisition Shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

•	No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for Acquisition Shares.

•

The aggregate basis of the Acquisition Shares received by each Target Fund shareholder pursuant to the Agreement will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

•

The holding period of the Acquisition Shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.

•

The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

•	The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

•

The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

No opinion will be expressed as to (a) the effect of a Reorganization on a Target Fund, an Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (b) any other U.S. federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

No private letter ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the U.S. federal income tax consequences of a Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If a Reorganization were consummated but the IRS or the courts determine that the Reorganization did not qualify as a tax-free reorganization under the Code, the applicable Target Fund would recognize gain or loss on the transfer of its assets to an Acquiring Fund and each shareholder of the applicable Target Fund would recognize a taxable gain or loss for U.S. federal income tax purposes equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquisition Shares it received. Shareholders of a Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.

A portion of the portfolio assets of each Target Fund is expected to be sold by the Target Fund prior to its Reorganization. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets and the holding period of such assets. Any capital gains recognized in these sales on a net basis, after reduction by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) and/or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Target Fund, and potentially will accelerate any distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed income and capital gains resulting from portfolio turnover prior to the Reorganization.

More generally, prior to the closing of each Reorganization, each Target Fund will declare and pay a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and realized net capital gains (after reduction for available capital loss carryforwards and excluding certain capital gains on which the Target Fund paid U.S. federal income tax), if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. Even if reinvested in additional shares of the Target Fund, which would be exchanged for shares of the corresponding Acquiring Fund in the Reorganization, such distributions will be taxable to shareholders for U.S. federal income tax purposes, and such distributions by the Target Fund will include any undistributed net income and net capital gains resulting from portfolio turnover prior to the Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, a Target Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the Acquiring Fund after the Reorganization to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, a Target Fund’s capital loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the capital gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay U.S. federal income tax sooner, or pay more U.S. federal income tax, than they would have had the Reorganization not occurred.

In addition, shareholders of a Target Fund will in each case receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain an Acquiring Fund realizes after its Reorganization, including any built-in gain in the portfolio investments of the corresponding Target Fund or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of a Target Fund who hold shares of the corresponding Acquiring Fund following a Reorganization). As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had its Reorganization not occurred. In addition, any pre-acquisition losses of a Target Fund remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the corresponding Acquiring Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganizations will determine the extent to which the combining Funds’ respective losses will be available to reduce gains realized by an Acquiring Fund following the Reorganization, and consequently the extent to which an Acquiring Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

As April 30, 2021, the Target Funds and the Acquiring Funds had the following net unrealized gain:

Fund	Net Unrealized Gain
BMO Aggressive Allocation Fund	$75,269,212
BMO Growth Allocation Fund	$45,397,439
BMO Balanced Allocation Fund	$79,596,087
BMO Conservative Allocation Fund	$6,187,094
BMO Moderate Allocation Fund	$16,452,574
Columbia Capital Allocation Aggressive Portfolio	$273,069,380
Columbia Capital Allocation Moderate Aggressive Portfolio	$262,527,373
Columbia Capital Allocation Conservative Portfolio	$11,142,564
Columbia Capital Allocation Moderate Portfolio	$141,921,220

As of April 30, 2021, the Funds had capital loss carryforwards as follows:

Fund	Total Capital Loss Carryforwards
BMO Aggressive Allocation Fund	—
BMO Growth Allocation Fund	—
BMO Balanced Allocation Fund	—
BMO Conservative Allocation Fund	—
BMO Moderate Allocation Fund	—
Columbia Capital Allocation Aggressive Portfolio	—
Columbia Capital Allocation Moderate Aggressive Portfolio	—
Columbia Capital Allocation Conservative Portfolio	—
Columbia Capital Allocation Moderate Portfolio	—

Capitalization. The following tables show the capitalization of each Target Fund and each corresponding Acquiring Fund as of July 31, 2021 and on a pro forma basis, assuming the proposed Reorganizations had taken place as of the dates indicated.

Proposals 1 and 2: Reorganization of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund into Columbia Capital Allocation Aggressive Portfolio

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
BMO Aggressive Allocation Fund (Current)
Class I(1)	$8,896,536	$9.92	896,567
Class R3(2)	$24,112,371	$9.88	2,440,708
Class R6(3)	$136,204,780	$9.97	13,666,090
Class Y(4)	$19,022,669	$9.92	1,918,216

Total	$188,236,356		18,921,581

BMO Growth Allocation Fund (Current)
Class I(1)	$5,576,523	$10.76	518,156
Class R3(2)	$11,723,914	$10.75	1,090,231
Class R6(3)	$103,753,025	$10.82	9,584,832
Class Y(4)	$2,598,392	$10.75	241,798

Total	$123,651,854		11,435,017

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding

Columbia Capital Allocation Aggressive Portfolio (Current)
Class A	$1,318,968,134	$14.41	91,510,378
Class Adv	$8,940,831	$14.06	635,884
Class C	$89,151,543	$13.91	6,407,928
Class Inst	$44,121,937	$14.35	3,074,109
Class Inst2	$9,698,611	$14.05	690,125
Class Inst3	$13,422,246	$14.04	955,767
Class R	$3,192,861	$14.25	224,110

Total	$1,487,496,163		103,498,301

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Aggressive Allocation Fund Reorganization Only)(5)
Class A	$1,337,990,803	$14.41	92,830,480
Class Adv	$17,837,367	$14.06	1,268,639
Class C	$89,151,543	$13.91	6,407,928
Class Inst	$44,121,937	$14.35	3,074,109
Class Inst2	$9,698,611	$14.05	690,125
Class Inst3	$149,627,026	$14.04	10,656,962
Class R	$27,305,232	$14.25	1,916,206

Total	$1,675,732,519		116,844,449

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Growth Allocation Fund Reorganization Only)(6)
Class A	$1,321,566,526	$14.41	91,690,697
Class Adv	$14,517,354	$14.06	1,032,507
Class C	$89,151,543	$13.91	6,407,928
Class Inst	$44,121,937	$14.35	3,074,109
Class Inst2	$9,698,611	$14.05	690,125
Class Inst3	$117,175,271	$14.04	8,345,584
Class R	$14,916,775	$14.25	1,046,841

Total	$1,611,148,017		112,287,791

Columbia Capital Allocation Aggressive Portfolio (Pro Forma – BMO Aggressive Allocation Fund and BMO Growth Allocation Fund Reorganizations)(7)
Class A(8)	$1,340,589,195	$14.41	93,010,799
Class Adv(9)	$23,413,890	$14.06	1,665,262
Class C	$89,151,543	$13.91	6,407,928
Class Inst	$44,121,937	$14.35	3,074,109
Class Inst2	$9,698,611	$14.05	690,125
Class Inst3(10)	$253,380,051	$14.04	18,046,779
Class R(11)	$39,029,146	$14.25	2,738,937

Total	$1,799,384,373		125,633,939

(1)

Class I shares of each Target Fund are exchanged for Class Adv shares of Columbia Capital Allocation Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Aggressive Portfolio’s Class Adv shares at the time of the Reorganization.

(2)

Class R3 shares of each Target Fund are exchanged for Class R shares of Columbia Capital Allocation Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Aggressive Portfolio’s Class R shares at the time of the Reorganization.

(3)

Class R6 shares of each Target Fund are exchanged for Class Inst3 shares of Columbia Capital Allocation Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Aggressive Portfolio’s Class Inst3 shares at the time of the Reorganization.

(4)

Class Y shares of each Target Fund are exchanged for Class A shares of Columbia Capital Allocation Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Aggressive Portfolio’s Class A shares at the time of the Reorganization.

(5)

Assumes the Reorganization was consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Aggressive Portfolio will be received by the shareholders of the BMO Aggressive Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Aggressive Portfolio that actually will be received on or after such date.

(6)

Assumes the Reorganization was consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Aggressive Portfolio will be received by the shareholders of the BMO Growth Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Aggressive Portfolio that actually will be received on or after such date.

(7)

Assumes both Reorganizations were consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Aggressive Portfolio will be received by the shareholders of the BMO Aggressive Allocation Fund and BMO Growth Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Aggressive Portfolio that actually will be received on or after such date.

(8)	Includes net assets and shares from Class Y. Class Y will merge into Class A on the date of the Reorganization.
(9)	Includes net assets and shares from Class I. Class I will merge into Class Adv on the date of the Reorganization.
(10)	Includes net assets and shares from Class R6. Class R6 will merge into Class Inst3 on the date of the Reorganization.
(11)	Includes net assets and shares from Class R3. Class R3 will merge into Class R on the date of the Reorganization.

Proposal 3: Reorganization of BMO Balanced Allocation Fund into Columbia Capital Allocation Moderate Aggressive Portfolio

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
BMO Balanced Allocation Fund (Current)
Class I(1)	$43,218,389	$8.76	4,933,045
Class R3(2)	$17,479,398	$8.76	1,994,273
Class R6(3)	$148,177,258	$8.81	16,824,264
Class Y(4)	$46,205,949	$8.76	5,272,995

Total	$255,080,994		29,024,577

Columbia Capital Allocation Moderate Aggressive Portfolio (Current)
Class A	$1,788,835,044	$13.24	135,072,649
Class Adv	$9,808,487	$13.40	732,182
Class C	$113,158,990	$13.27	8,524,880
Class Inst	$113,181,303	$13.21	8,567,933
Class Inst2	$12,792,687	$13.38	956,126
Class Inst3	$16,421,096	$12.97	1,265,764
Class R	$5,637,736	$13.23	426,083
Class V	$88,868,624	$13.24	6,709,727

Total	$2,148,703,967		162,255,344

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding

Columbia Capital Allocation Moderate Aggressive Portfolio (Pro Forma Combined)(5)
Class A(6)	$1,835,040,993	$13.24	138,562,524
Class Adv(7)	$53,026,876	$13.40	3,957,435
Class C	$113,158,990	$13.27	8,524,880
Class Inst	$113,181,303	$13.21	8,567,933
Class Inst2	$12,792,687	$13.38	956,126
Class Inst3(8)	$164,598,354	$12.97	12,690,379
Class R(9)	$23,117,134	$13.23	1,747,277
Class V	$88,868,624	$13.24	6,709,727

Total	$2,403,784,961		181,716,281

(1)

Class I shares of BMO Balanced Allocation Fund are exchanged for Class Adv shares of Columbia Capital Allocation Moderate Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Aggressive Portfolio’s Class Adv shares at the time of the Reorganization.

(2)

Class R3 shares of BMO Balanced Allocation Fund are exchanged for Class R shares of Columbia Capital Allocation Moderate Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Aggressive Portfolio’s Class R shares at the time of the Reorganization.

(3)

Class R6 shares of BMO Balanced Allocation Fund are exchanged for Class Inst3 shares of Columbia Capital Allocation Moderate Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Aggressive Portfolio’s Class Inst3 shares at the time of the Reorganization.

(4)

Class Y shares of BMO Balanced Allocation Fund are exchanged for Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Aggressive Portfolio’s Class A shares at the time of the Reorganization.

(5)

Assumes the Reorganization was consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Moderate Aggressive Portfolio will be received by the shareholders of the BMO Balanced Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Moderate Aggressive Portfolio that actually will be received on or after such date.

(6)	Includes net assets and shares from Class Y. Class Y will merge into Class A on the date of the Reorganization.
(7)	Includes net assets and shares from Class I. Class I will merge into Class Adv on the date of the Reorganization.
(8)	Includes net assets and shares from Class R6. Class R6 will merge into Class Inst3 on the date of the Reorganization.
(9)	Includes net assets and shares from Class R3. Class R3 will merge into Class R on the date of the Reorganization.

Proposal 4: Reorganization of BMO Conservative Allocation Fund into Columbia Capital Allocation Conservative Portfolio

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
BMO Conservative Allocation Fund (Current)
Class I(1)	$423,027	$8.35	50,643
Class R3(2)	$658,276	$8.10	81,305
Class R6(3)	$29,647,576	$8.04	3,689,032
Class Y(4)	$9,344,118	$7.92	1,179,137

Total	$40,072,997		5,000,117

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding

Columbia Capital Allocation Conservative Portfolio (Current)
Class A	$205,865,996	$10.65	19,321,524
Class Adv	$7,021,391	$10.57	664,066
Class C	$19,106,325	$10.59	1,804,724
Class Inst	$11,626,721	$10.65	1,091,852
Class Inst2	$1,454,402	$10.57	137,561
Class Inst3	$3,251,227	$10.56	308,019
Class R	$322,420	$10.65	30,284

Total	$248,648,482		23,358,030

Columbia Capital Allocation Conservative Portfolio (Pro Forma Combined)(5)
Class A(6)	$215,210,114	$10.65	20,198,906
Class Adv(7)	$7,444,418	$10.57	704,087
Class C	$19,106,325	$10.59	1,804,724
Class Inst	$11,626,721	$10.65	1,091,852
Class Inst2	$1,454,402	$10.57	137,561
Class Inst3(8)	$32,898,803	$10.56	3,115,555
Class R(9)	$980,696	$10.65	92,094

Total	$288,721,479		27,144,779

(1)

Class I shares of BMO Conservative Allocation Fund are exchanged for Class Adv shares of Columbia Capital Allocation Conservative Portfolio based on the net asset value per share of Columbia Capital Allocation Conservative Portfolio’s Class Adv shares at the time of the Reorganization.

(2)

Class R3 shares of BMO Conservative Allocation Fund are exchanged for Class R shares of Columbia Capital Allocation Conservative Portfolio based on the net asset value per share of Columbia Capital Allocation Conservative Portfolio’s Class R shares at the time of the Reorganization.

(3)

Class R6 shares of BMO Conservative Allocation Fund are exchanged for Class Inst3 shares of Columbia Capital Allocation Conservative Portfolio based on the net asset value per share of Columbia Capital Allocation Conservative Portfolio’s Class Inst3 shares at the time of the Reorganization.

(4)

Class Y shares of BMO Conservative Allocation Fund are exchanged for Class A shares of Columbia Capital Allocation Conservative Portfolio based on the net asset value per share of Columbia Capital Allocation Conservative Portfolio’s Class A shares at the time of the Reorganization.

(5)

Assumes the Reorganization was consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Conservative Portfolio will be received by the shareholders of the BMO Conservative Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Conservative Portfolio that actually will be received on or after such date.

(6)	Includes net assets and shares from Class Y. Class Y will merge into Class A on the date of the Reorganization.
(7)	Includes net assets and shares from Class I. Class I will merge into Class Adv on the date of the Reorganization.
(8)	Includes net assets and shares from Class R6. Class R6 will merge into Class Inst3 on the date of the Reorganization.
(9)	Includes net assets and shares from Class R3. Class R3 will merge into Class R on the date of the Reorganization.

Proposal 5: Reorganization of BMO Moderate Allocation Fund into Columbia Capital Allocation Moderate Portfolio

Fund	Net assets	Net asset value per share	Shares outstanding
BMO Moderate Allocation Fund (Selling Fund)
Class I(1)	$7,021,586	$9.72	722,129
Class R3(2)	$9,287,983	$9.67	960,901
Class R6(3)	$64,833,355	$9.76	6,641,255
Class Y(4)	$2,481,189	$9.66	256,872

Total	$83,624,113		8,581,157

Columbia Capital Allocation Moderate Portfolio (Actual Buying Fund)
Class A	$1,376,257,259	$11.99	114,807,659
Class Adv	$4,170,76	$11.79	353,620
Class C	$108,729,155	$11.86	9,165,425
Class Inst	$57,999,483	$11.97	4,846,042
Class Inst2	$7,435,507	$11.79	630,655
Class Inst3	$10,544,227	$11.80	893,743
Class R	$2,960,869	$11.94	247,876

Total	$1,568,097,268		130,945,020

Columbia Capital Allocation Moderate Portfolio (Pro Forma Combined)(5)
Class A(6)	$1,378,738,448	$11.99	115,014,597
Class Adv(7)	$11,192,354	$11.79	949,174
Class C	$108,729,155	$11.86	9,165,425
Class Inst	$57,999,483	$11.97	4,846,042
Class Inst2	$7,435,507	$11.79	630,655
Class Inst3(8)	$75,377,582	$11.80	6,388,095
Class R(9)	$12,248,852	$11.94	1,025,764

Total	$1,651,721,381		138,019,752

(1)

Class I shares of BMO Moderate Allocation Fund are exchanged for Class Adv shares of Columbia Capital Allocation Moderate Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Portfolio’s Class Adv shares at the time of the Reorganization.

(2)

Class R3 shares of BMO Moderate Allocation Fund are exchanged for Class R shares of Columbia Capital Allocation Moderate Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Portfolio’s Class R shares at the time of the Reorganization.

(3)

Class R6 shares of BMO Moderate Allocation Fund are exchanged for Class Inst3 shares of Columbia Capital Allocation Moderate Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Portfolio’s Class Inst3 shares at the time of the Reorganization.

(4)

Class Y shares of BMO Moderate Allocation Fund are exchanged for Class A shares of Columbia Capital Allocation Moderate Portfolio based on the net asset value per share of Columbia Capital Allocation Moderate Portfolio’s Class A shares at the time of the Reorganization.

(5)

Assumes the Reorganization was consummated on July 31, 2021 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Moderate Portfolio will be received by the shareholders of the BMO Moderate Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Capital Allocation Moderate Portfolio that actually will be received on or after such date.

(6)	Includes net assets and shares from Class Y. Class Y will merge into Class A on the date of the Reorganization.
(7)	Includes net assets and shares from Class I. Class I will merge into Class Adv on the date of the Reorganization.
(8)	Includes net assets and shares from Class R6. Class R6 will merge into Class Inst3 on the date of the Reorganization.
(9)	Includes net assets and shares from Class R3. Class R3 will merge into Class R on the date of the Reorganization.

For Information regarding the principal shareholders for each Acquiring Fund and Target Fund, see “Exhibit A – Principal Shareholders.”

Board Considerations. The BMO Funds Board considered and discussed the Reorganizations with representatives of BMO AM and Columbia at meetings held on May 11-12, June 2, July 14, and August 9-11, 2021 (the “August Meeting” and, collectively, the “BMO Funds Board Meetings”), and approved the Reorganizations at the August Meeting, subject to the approval of each Target Fund’s shareholders.

At the August Meeting, BMO AM recommended that the BMO Funds Board approve the Reorganizations. The BMO Funds Board considered that BMO AM proposed the Reorganizations following a decision to exit the mutual fund advisory business in the United States, subsequent to which BMO AM considered options for each Target Fund and ultimately proposed transitioning investment advisory responsibilities for the Target Funds to Columbia to ensure, among other things, that shareholders of the Target Funds have continued access to a large and stable mutual fund platform. The BMO Funds Board also considered that BMO AM believes, in the absence of the Reorganizations, an alternative would be to seek approval of the BMO Funds Board for the liquidation of the Target Funds. BMO AM added that, if a Target Fund were to liquidate, it is expected that such liquidation would result in the recognition of gain or loss by the Target Fund and its shareholders. In contrast, each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

In considering and approving the Reorganizations, the BMO Funds Board reviewed the proposed Reorganizations from the point of view of the interests of the Target Funds and their respective shareholders and discussed the future of the Target Funds and the potential advantages of reorganizing the Target Funds into the Acquiring Funds. Among other things, the BMO Funds Board reviewed the overall proposals for the Reorganizations, the principal terms and conditions of the Agreements, including that each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, the recommendation from BMO AM, and certain other materials and information provided prior to and during the BMO Funds Board Meetings (in writing and/or orally), including in response to due diligence requests by the independent Directors of the BMO Funds Board. The Board also considered Columbia’s (or an affiliate’s) agreement to pay BMO an amount based on a percentage of the advisory fees previously paid by the Target Funds to BMO AM with respect to the assets transferred in the Reorganizations. In considering the proposed Reorganizations, the BMO Funds Board considered the following significant factors, among others and in no order of priority:

•	each Reorganization was recommended by BMO AM as the investment advisor to the Target Funds;

•	BMO AM’s decision to exit the mutual fund advisory business in the United States;

•

Columbia’s experience and expertise in providing investment advisory services to the Acquiring Funds, including the capabilities of Columbia’s portfolio management teams and other investment personnel (which are expected to include certain BMO AM investment personnel after the Reorganizations);

•

the performance history of each Acquiring Fund relative to its benchmark(s) and peer group(s), including for various periods ended March 31, 2021 and June 30, 2021, as well as compared to the relevant performance history of its corresponding Target Fund, in each case including Morningstar rankings and recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

•	the terms and conditions of the Reorganizations;

•

the share class attributes of each Acquiring Fund, including the cost structure and other features, as compared to the relevant share classes of each Target Fund that were proposed to be reorganized into the corresponding class;

•	the similarities of the investment objectives, policies and strategies of each Acquiring Fund to its corresponding Target Fund;

•	various investment portfolio information and attributes for each Acquiring Fund as compared to its corresponding Target Fund;

•	the similarities of the benchmarks and Morningstar and Lipper categories of each Acquiring Fund as compared to its corresponding Target Fund;

•	the management and administrative fees of each Target Fund as compared to the management fees of its corresponding Acquiring Fund;

•

the total annual fund operating expenses and total net annual fund operating expenses (after waivers and/or reimbursements) of each Acquiring Fund as compared to such expenses of its corresponding Target Fund, as well as such expenses projected for each corresponding Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization for that Acquiring Fund;

•	Columbia’s approach to Acquiring Fund expense limitation arrangements to generally cap annual net operating expenses of each Fund at or below the third quintile of a competitive expense universe;

•

Columbia’s contractual agreement to waive fees and/or to reimburse expenses (excluding certain costs and expenses) to cap the annual net operating expenses of each Acquiring Fund until at least December 31, 2023;

•	the service provider arrangements for the Acquiring Funds, including the expense structure, as well as the distribution capabilities of Columbia and its affiliates;

•	the anticipated corporate governance of the Acquiring Funds, including the qualifications and experience of the Columbia Funds Board;

•

the relative size of each Acquiring Fund as compared to its corresponding Target Fund, and the anticipated combined pro forma assets of the Acquiring Fund after the Reorganization and potential for economies of scale;

•	BMO AM’s belief that, in the absence of the Reorganizations, it would likely recommend that the BMO Funds Board approve the liquidation of the Target Funds;

•	Reorganization costs will be allocated among BMO AM, Columbia and their affiliates and the Target Funds will not bear the cost of the Reorganizations;

•

each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Target Funds are generally not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;

•	the anticipated repositioning of Target Fund portfolio assets, considering that BMO AM will bear brokerage commissions and transaction fees in connection with such repositioning;

•

the tax consequences of the Reorganizations (including the repositioning of Target Fund portfolio assets prior to its Reorganization as applicable), including an analysis provided to the BMO Funds Board of certain estimated tax costs that Target Fund shareholders who do not hold their shares in retirement or other tax-advantaged accounts might experience, the potential limitation(s) on the use of capital loss carryforwards and estimated differences in unrealized gains or losses, as applicable, and estimated differences in taxable distributions as a result of the Reorganizations; and

•

Target Fund shareholders will be issued shares of the corresponding Acquiring Fund that are equal in aggregate net asset value to the shares of the Target Fund that those shareholders held immediately prior to the effective time of the Reorganization.

In their deliberations, the BMO Funds Board members did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. The BMO Funds Board also evaluated the information available to it on a Target Fund-by-Target Fund basis, and made determinations separately in respect of each Target Fund it oversees. Although in most cases, the performance history of the Acquiring Fund compared favorably versus the relevant benchmark(s) and peer group(s), and the relevant performance history of its corresponding Target Fund, there were some instances where the comparative performance for certain periods or time frames was less favorable than the Target Fund. Approval of a particular proposed reorganization was not conditioned on the Acquiring Fund having a more favorable performance history, nor was it necessary for any Acquiring Fund to have a more favorable expense structure than the corresponding Target Fund. Instead, the Board considered performance and expense information along with many other relevant factors. The BMO Funds Board also noted BMO AM’s explanation that it considered recommending to the Board possible alternatives to the Reorganizations and weighed the benefits of such alternatives, including the liquidation of one or more Target Funds and the viability of maintaining a Target Fund in its current state of operations if a Reorganization were not approved by such Fund’s shareholders. In considering the alternative of liquidating the Target Funds and the potential tax consequences to shareholders, the BMO Funds Board noted that: (1) shareholders not wishing to become shareholders of the Acquiring Funds following the Reorganizations could redeem their shares of the Target Fund(s) without penalty (however, redeeming shareholders will recognize a taxable gain or loss for U.S. federal income tax purposes based on the difference between the shareholder’s tax basis in the shares and the amount the shareholder receives for them); and (2) the Reorganizations would allow shareholders of a Target Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with similar investment objectives and strategies. With regard to maintaining the Target Funds in their current state of operations if a Reorganization was not approved, the BMO Funds Board determined that was not a viable option given BMO AM’s decision to exit the mutual fund advisory business in the United States.

After consideration of these and other factors it deemed appropriate, the BMO Funds Board determined that the Reorganization of each Target Fund as proposed by BMO AM is in the best interests of the Target Fund and its respective shareholders and that the interests of the existing shareholders of the Target Funds will not be diluted as a result of the Reorganizations. The BMO Funds Board, including those BMO Funds Board members who are not “interested persons” of the Target Company, as defined in the 1940 Act, unanimously approved the Reorganization of each Target Fund, subject to approval of each Target Fund’s shareholders.

THE BMO FUNDS BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR EACH REORGANIZATION.

SECTION B — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Board Recommendation and Required Vote. The BMO Funds Board unanimously recommends that shareholders of each Target Fund vote FOR each applicable Proposal.

As noted below under “Section B – Quorum and Methods of Tabulation,” there must be a quorum present in order to transact business at the Meeting. For each Target Fund, approval of the Reorganization on behalf of a Target Fund requires the affirmative vote of a “majority of the outstanding voting securities” of such Fund, which for this purpose means the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of such Fund or (ii) 67% or more of the outstanding voting securities of such Fund present at the Meeting if more than 50% of the outstanding voting securities of such Fund are present at the Meeting in person or represented by proxy. If a Reorganization is not approved for a Target Fund, the BMO Funds Board will consider what further action should be taken with respect to the relevant Target Fund. All share classes of a Target Fund will vote together as one class on the Target Fund’s proposed Reorganization. The approval of the Reorganization of one Target Fund is not conditioned upon the approval of the Reorganization of any other Target Fund.

Voting. Shareholders of record of each Target Fund on August 31, 2021 (previously defined as the “Record Date”) are entitled to vote at the Meeting. The record holders of the shares outstanding of each Target Fund are entitled to one vote per share (and a fractional vote per fractional share) on all matters presented at the Meeting. For a complete summary of the rights of shareholders of the Target Funds and the Acquiring Funds, see “Exhibit C – Comparison of Organizational Documents.” The total number of shares of each class of each Target Fund outstanding as of the close of business on the Record Date is set forth below.

Fund	Class I Shares Outstanding	Class R6 Shares Outstanding	Class Y Shares Outstanding	Class R3 Shares Outstanding	Total Shares Outstanding
BMO Aggressive Allocation Fund	878,535.46	13,532,806.55	1,729,922.43	2,452,542.87	18,593,807.31
BMO Growth Allocation Fund	498,196.77	9,574,576.57	219,975.61	1,093,943.82	11,386,692.77
BMO Balanced Allocation Fund	4,705,382.87	16,533,780.91	5,145,796.41	1,972,500.61	28,357,460.80
BMO Conservative Allocation Fund	238,568.52	3,710,149.44	1,144,150.67	68,272.98	5,161,141.61
BMO Moderate Allocation Fund	674,371.54	6,588,543.02	233,752.77	951,801.49	8,448,468.82

Quorum and Methods of Tabulation. In order to transact business at the Meeting, a quorum must be present. Under the Target Company’s Articles of Incorporation, as amended, a quorum is constituted by the presence in person or by proxy of one-third of the outstanding shares of the Target Fund entitled to vote at the Meeting. Accordingly, for purposes of the Meeting, a quorum will be constituted by the presence in person or by proxy of one-third of the outstanding shares of each Target Fund entitled to vote as of the Record Date. In the event that a quorum is not present at the Meeting with respect to a Target Fund, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization with respect to a Target Fund are not received, the persons named as proxies may propose one or more adjournments of the Meeting to a date within a reasonable time after the Record Date to permit further solicitation of proxies with respect to the Proposal. Any such adjournments will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies that are entitled to vote FOR the Proposal in favor of such adjournment and will vote those proxies required to be voted AGAINST the Proposal against such adjournment. They will vote, in their discretion, shares represented by proxies that reflect abstentions. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present and will have the effect of a “no” vote for purposes of obtaining the requisite approval for the Reorganization.

A broker non-vote occurs in connection with a shareholder meeting when the shareholders are asked to consider both “routine” and “non-routine” proposals. In such a case, if a broker-dealer votes on the “routine” proposal, but does not vote on the “non-routine” proposal because (a) the shares entitled to cast the vote are held by the broker-dealer in “street name” for the beneficial owner, (b) the broker-dealer lacks discretionary authority to vote the shares, and (c) the broker-dealer has not received voting instructions from the beneficial owner, a broker non-vote is said to occur with respect to the “non-routine” proposal. It is the Target Company’s understanding that because broker-dealers (in the absence of specific authorization from their customers) will not have discretionary authority to vote any shares held beneficially by their customers on a single matter expected to be presented at the Meeting with respect to the Target Funds, there will not be any “broker non-votes” at the Meeting.

Only the shareholders of record of the Target Funds at the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof.

Shareholder Proxies. If you properly authorize your proxy by Internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Target Fund. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more Proposals in the event that sufficient votes in favor of any Proposal are not received. Shareholders of a Target Fund will be entitled to cast votes and authorize proxies on only those Proposals affecting the Target Fund in which they are shareholders. If you intend to vote in person at the Meeting, please call 888-991-1289 to obtain important information regarding your attendance at the Meeting, including directions.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Target Funds who share a common address and who have not opted out of the householding process may receive a single copy of the Combined Proxy Statement/Prospectus along with the proxy cards. If you received more than one copy of the Combined Proxy Statement/Prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the Combined Proxy Statement/Prospectus, you may opt out of householding in the future by contacting your financial intermediary.

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Target Fund, you may revoke your proxy prior to the Meeting by providing written notice to the Target Funds’ Secretary at 790 North Water Street, Suite 1100, Milwaukee, Wisconsin 53202, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by Internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by Internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by Internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last Internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The Meeting for each Target Fund will be held simultaneously with the Meeting for each other Target Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his/her/their Target Fund’s Meeting to a time after the Meeting so that a meeting for that Target Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Target Company is asking for your vote and for you to vote as promptly as possible. Proxies will be solicited primarily through the mailing of this Combined Proxy Statement/Prospectus and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by employees or agents of BMO AM, or by employees or agents of Columbia and its affiliated companies. In addition, Broadridge Financial Solutions, Inc., has been engaged to assist in the solicitation of proxies, at the estimated cost set forth below, plus expenses.

Fund	Estimated Cost
BMO Aggressive Allocation Fund	$703
BMO Growth Allocation Fund	$437
BMO Balanced Allocation Fund	$727
BMO Conservative Allocation Fund	$527
BMO Moderate Allocation Fund	$441

Shareholder Proposals. The Target Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (if any) should send their written proposals to the Secretary of the Target Company at the Target Company’s principal office, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal to the Secretary of the Target Company does not guarantee that it will be submitted at the shareholders meeting.

Dissenters’ Right of Appraisal. Under applicable legal and regulatory requirements, none of the Target Funds’ shareholders will be entitled to exercise dissenters’ rights (i.e., to demand the fair value of their shares in connection with a Reorganization). Therefore, shareholders will be bound by the terms of the Agreement. However, any shareholder of a Target Fund may redeem his/her/their shares prior to the Reorganization.

Other Business. The Target Company does not know of any matters to be presented at the Meeting other than the Proposals. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. If the quorum required for the Meeting has not been met for any Target Fund, the persons named as proxies may propose adjournment of the Meeting with respect to any Target Fund that has not reached a quorum and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more Proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more Proposals to allow further solicitation of shareholders. For each Target Fund, the Meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice.

SECTION C — ADDITIONAL INFORMATION APPLICABLE TO THE ACQUIRING FUNDS

Below is information regarding the Acquiring Funds. All references to a “Fund” in this Section C refer to each of the Acquiring Funds, unless otherwise noted. All references to the Acquiring Trust or an Acquiring Trust refer to each of CFST and CFST II. This Section C may describe share classes not offered pursuant to this Combined Proxy Statement/Prospectus.

Principal Risks of the Acquiring Funds

An investment in an Acquiring Fund involves risks. Each Acquiring Fund has the same principal risks. Descriptions of these risks of investing in the Acquiring Funds are provided below. There is no assurance that the Acquiring Funds will achieve their investment objectives and you may lose money. The value of an Acquiring Fund’s holdings may decline, and an Acquiring Fund’s net asset value (“NAV”) and share price may go down. An investment in an Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds that use Alternative Strategies, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Debt instruments backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Unless otherwise provided in the Fund’s principal investment strategies, investment grade debt instruments are those rated at or above BBB- by S&P Global Ratings, or equivalently rated by Moody’s Investors Service, Inc. or Fitch Ratings, Inc., or, if unrated, determined by the management team to be of comparable quality. Conversely, below investment grade (commonly called “high-yield” or “junk”) debt instruments are those rated below BBB- by S&P Global Ratings, or equivalently rated by Moody’s Investors Service, Inc. or Fitch Ratings, Inc., or, if unrated, determined by the management team to be of comparable quality. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower quality or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an “underlying reference”). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk — Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk — Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

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An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities or the securities in an equity index on a specified date at a predetermined price.

Derivatives Risk — Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. In addition, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. An ETF may also terminate if its net assets fall below a certain amount.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Fund-of-Funds Risk. Determinations regarding asset classes or selection of underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in underlying funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in underlying funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.

Interest Rate Risk Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The coronavirus disease 2019 (COVID-19) pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Portfolio Managers. Information about the portfolio managers primarily responsible for overseeing each Acquiring Fund’s investments is shown below. Each Acquiring Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Acquiring Fund shares.

Portfolio Manager	Title	Role with Fund	Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager and Head of Multi Asset Strategy	Lead Portfolio Manager	2010*
Dan Boncarosky, CFA	Senior Portfolio Manager	Portfolio Manager	2017

*	Dr. Bahuguna has managed Columbia Capital Allocation Moderate Aggressive Portfolio since 2009.

Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.

Additional Investment Strategies and Policies. This section describes certain investment strategies and policies that each Acquiring Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.

Investment Guidelines

As a general matter, and except as specifically described in the discussion of an Acquiring Fund’s principal investment strategies in this Combined Proxy Statement/Prospectus or as otherwise required by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Acquiring Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Acquiring Fund’s investment in the security or asset.

Holding Other Kinds of Investments

Each Acquiring Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Acquiring Fund’s SAI. The Acquiring Fund may choose not to invest in certain securities described herein and in the Acquiring Fund’s SAI, although it has the ability to do so. Information on the Acquiring Fund’s holdings can be found in the Acquiring Fund’s shareholder reports or by visiting columbiathreadneedleus.com.

Transactions in Derivatives

Each Acquiring Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as “SOFR”) or the London Interbank Offered Rate (commonly known as “LIBOR”)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit an Acquiring Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Acquiring Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Acquiring Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account.

Other risks arise from an Acquiring Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Acquiring Fund’s derivative positions at times when the Acquiring Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Acquiring Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Acquiring Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the applicable Acquiring Fund’s SAI.

LIBOR Phase-Out Risk. Many derivatives and other financial instruments utilize or are permitted to utilize a floating interest rate based on LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021. The FCA and the ICE Benchmark Administration have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The interest rate benchmark(s) that will replace LIBOR in the capital markets remains uncertain, and the overall economic impact of the transition away from LIBOR cannot yet be determined. Columbia monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s) to LIBOR.

Investing in Affiliated Funds

Columbia or an affiliate serves as investment adviser to mutual funds using the Columbia brand (“Columbia Funds”), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include each Acquiring Fund (collectively referred to in this section as “Underlying Funds”), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and Columbia seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares.

Although Columbia or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when Columbia or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. Columbia or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.

Investing in Money Market Funds

Each Acquiring Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by Columbia or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Each Acquiring Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Acquiring Fund may invest.

Investing Defensively

Each Acquiring Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Acquiring Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Each Acquiring Fund may take such defensive investment positions for as long a period as deemed necessary. Each Acquiring Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Acquiring Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Acquiring Fund performance. See also Investing in Money Market Funds above for more information.

Other Strategic and Investment Measures

Each Acquiring Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Acquiring Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where Columbia believes such positioning is appropriate. Each Acquiring Fund may take such portfolio positions for as long a period as deemed necessary. While the Acquiring Fund is so positioned, derivatives could comprise a substantial portion of the Acquiring Fund’s investments and the Acquiring Fund may not achieve its investment objective. Investing in this manner may adversely affect Acquiring Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Acquiring Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.

Portfolio Holdings Disclosure

The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the applicable Acquiring Fund’s SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the applicable Acquiring Fund’s SAI.

Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund’s website may not always be current.

eDelivery and Mailings to Households

In order to reduce shareholder expenses, each Acquiring Fund may mail only one copy of the Acquiring Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.

Cash Flows

The timing and magnitude of cash inflows from investors acquiring Acquiring Fund shares could prevent the Acquiring Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Acquiring Fund shares could require the Acquiring Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact an Acquiring Fund’s performance.

Understanding Annual Fund Operating Expenses

Each Acquiring Fund invests in Class Inst3 shares of the Columbia-managed underlying funds, which are not subject to distribution fees. Each Acquiring Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Summary sections of this Combined Proxy Statement/Prospectus, generally are based on expenses incurred during an Acquiring Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of an Acquiring Fund’s average net assets during that fiscal year. The expense ratios reflect an Acquiring Fund’s fee arrangements as of the date of this Combined Proxy Statement/Prospectus and, unless indicated otherwise, are based on expenses incurred during an Acquiring Fund’s most recent fiscal year. An Acquiring Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in an Acquiring Fund’s average net assets between the most recently completed fiscal year and the date of this Combined Proxy Statement/Prospectus or a later date. In general, an Acquiring Fund’s expense ratios will increase as its net assets decrease, such that an Acquiring Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. As applicable, any commitment by Columbia and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in an Acquiring Fund’s expense ratios that would otherwise result because of a decrease in an Acquiring Fund’s assets in the current fiscal year. An Acquiring Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

In addition to the total annual Fund operating expenses that an Acquiring Fund bears directly, an Acquiring Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which an Acquiring Fund invests. An Acquiring Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds as of an Acquiring Fund’s fiscal year end. Because acquired funds will have varied expense and fee levels and an Acquiring Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by an Acquiring Fund with respect to such investments will vary.

Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance

FUNDamentalsTM
Other Expenses

“Other expenses” consist of the fees an Acquiring Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Section C – Additional Information Applicable to the Acquiring Funds – Financial Intermediary Compensation.

Columbia and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through the dates indicated below, unless sooner terminated at the sole discretion of the Acquiring Fund’s Board, so that an Acquiring Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Acquiring Fund’s custodian, do not exceed the annual rates as set forth in the tables below. Each Acquiring Fund offers additional classes besides those disclosed in the tables below; however, the tables below only provide information for those classes that are involved in the Reorganizations.

Columbia Capital Allocation Aggressive Portfolio (through May 31, 2023)*	Expense Cap
Class Adv	0.26%
Class Inst3	0.19%
Class A	0.51%
Class R	0.76%

Columbia Capital Allocation Moderate Aggressive Portfolio (through May 31, 2023)*	Expense Cap
Class Adv	0.26%
Class Inst3	0.18%
Class A	0.51%
Class R	0.76%

Columbia Capital Allocation Conservative Portfolio (through May 31, 2023)*	Expense Cap
Class Adv	0.29%
Class Inst3	0.23%
Class A	0.54%
Class R	0.79%

Columbia Capital Allocation Moderate Portfolio (through May 31, 2023)*	Expense Cap
Class Adv	0.29%
Class Inst3	0.24%
Class A	0.54%
Class R	0.79%

*	Columbia and certain of its affiliates have further contractually agreed, effective upon the closing of the Reorganization, to extend these expense caps through May 31, 2024.

Under the agreement, the following fees and expenses are excluded from an Acquiring Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Acquiring Fund, if applicable: management service fee, taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Acquiring Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. Each Acquiring Fund’s returns shown in the Performance Information section of this Combined Proxy Statement/Prospectus reflect the effect of any fee waivers and/or reimbursements of Acquiring Fund expenses by Columbia and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Acquiring Fund’s returns might have been lower.

Primary Service Providers

The Acquiring Funds enter into contractual arrangements (“Service Provider Contracts”) with various service providers, including, among others, Columbia, Columbia Management Investment Distributors, Inc. (the “Distributor”), Columbia Management Investment Services Corp. (the “Transfer Agent”) and the Acquiring Funds’ custodian. Each Acquiring Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, neither an Acquiring Fund’s prospectus, SAI or any Service Provider Contracts are intended to give rise to any agreement, duty, special relationship or other obligation between an Acquiring Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Acquiring Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

Columbia, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial. They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Acquiring Funds and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.

The Investment Manager

Columbia is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Acquiring Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Columbia’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, ETFs and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Acquiring Trust, Columbia manages the day-to-day operations of each Acquiring Fund, determining what securities and other investments each Acquiring Fund should buy or sell and executing portfolio transactions. Columbia may use the research and other capabilities of its affiliates and third parties in managing the Acquiring Funds’ investments. Columbia is also responsible for overseeing the administrative operations of the Acquiring Funds, including the general supervision of each Acquiring Fund’s operations, the coordination of the Acquiring Fund’s other service providers and the provision of related clerical and administrative services.

The SEC has issued an order that permits Columbia, subject to the approval of the Acquiring Trust, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for an Acquiring Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. An Acquiring Fund is required to furnish shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. Columbia and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Acquiring Trust to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia discloses to the Acquiring Trust the nature of any such material relationships. At present, Columbia has not engaged any investment subadviser for any of the Acquiring Funds.

Each Acquiring Fund pays Columbia a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Acquiring Fund and is paid monthly.

A discussion regarding the basis for the Columbia Funds Board’s approval of the renewal of the Acquiring Funds’ management agreement is available in the each Acquiring Funds’ semiannual report to shareholders for the fiscal period ended July 31, 2020.

The Distributor

Shares of each Acquiring Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Acquiring Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Asset Manager Solutions, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Acquiring Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, each Acquiring Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.

Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest Columbia, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Acquiring Funds and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

Columbia and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Acquiring Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of Columbia, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Acquiring Funds.

Conflicts of interest and limitations that could affect an Acquiring Fund may arise from, for example, the following:

•	compensation and other benefits received by Columbia and other Ameriprise Financial affiliates related to the management/administration of an Acquiring Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Acquiring Funds, other funds and accounts advised/managed by Columbia and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of an Acquiring Fund and other funds and accounts advised/ managed by Columbia and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of Columbia and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which an Acquiring Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including Columbia, and an Acquiring Fund.

Columbia and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of each Acquiring Fund’s SAI. Investors should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Acquiring Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Acquiring Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Acquiring Funds. Information regarding certain pending and settled legal proceedings may be found in the Acquiring Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.

Columbia Fund Shares

The Acquiring Funds generally share the same policies and procedures for investor services, as described below. Not all of the Acquiring Funds offer every class of shares. The Acquiring Funds offers share classes as set forth in the Capitalization tables above in “Section A – Proposals 1-5: Reorganization Proposals –Capitalization”.

Acquiring Funds Contact Information. Additional information about the Acquiring Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121- 9104 or (express mail) Columbia Management Investment Services Corp., c/o DST Asset Manager Solutions, Inc., 430 W. 7th Street, Suite 219104, Kansas City, MO 64105-1407.

FUNDamentalsTM
Financial Intermediaries

The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Acquiring Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts

The term “omnibus account” refers to a financial intermediary’s account with an Acquiring Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Acquiring Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Acquiring Fund shareholders invested in the Acquiring Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans

The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Code and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts

Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.

Summary of Share Class Features. Each share class of the Acquiring Funds has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of an Acquiring Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Acquiring Fund shares without any front-end sales charge, contingent deferred sales charge (“CDSC”), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes an Acquiring Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) an Acquiring Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. Each of the Acquiring Funds, the Distributor and the

Transfer Agent do not provide investment advice or make recommendations regarding Acquiring Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.

When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in an Acquiring Fund.

•	The fees (e.g., sales charge or “load”) and expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM
Front-End Sales Charge Calculation

The front-end sales charge is calculated as a percentage of the offering price.

The net asset value (“NAV”) per share is the price of a share calculated by each Acquiring Fund every business day. The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.

The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, each Acquiring Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class – Reductions/Waivers of Sales Charges

FUNDamentalsTM
Contingent Deferred Sales Charge

A contingent deferred sales charge (“CDSC”) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Acquiring Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.

When you place an order to sell shares of a class that has a CDSC, the Acquiring Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Acquiring Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The sales charge reductions and waivers available to investors who purchase and hold their Acquiring Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Acquiring Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.

Sales Charges and Commissions. Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees.

As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in an Acquiring Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). Each Acquiring Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of an Acquiring Fund. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares.

Although the full amount of your purchase price of Class C and Class R shares is invested in an Acquiring Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, note that Class C shares will generally automatically convert to Class A shares of the same Acquiring Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date. Each Acquiring Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Acquiring Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in an Acquiring Fund may increase as a result of the lower operating costs of Class A shares, Class Adv, Class Inst, Class Inst2 and Class Inst3 shares of the Acquiring Fund do not have distribution and/or service fees.

Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in an Acquiring Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below), an Acquiring Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.

Class A Shares — Front-End Sales Charge. Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Acquiring Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class – Reductions/Waivers of Sales Charges and Appendix A.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of an Acquiring Fund directly from the Acquiring Fund (through the Transfer Agent, rather than through a financial intermediary).

The front-end sales charge you will pay on Class A shares:

•	depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies an Acquiring Fund).

The tables below present the front-end sales charge as a percentage of both the offering price and the net amount invested. Target Fund shareholders receiving Class A shares of an Acquiring Fund in the Reorganization will be subject to the front-end sales charges disclosed below in connection with additional purchases of Class A shares of the Acquiring Fund, subject to qualification for any applicable reductions or waivers of the front-end sales charge.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule (Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio).

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price

$0 – $49,999	5.75%	6.10%	5.00%

$50,000 – $99,999	4.50%	4.71%	3.75%

$100,000 – $249,999	3.50%	3.63%	3.00%

$250,000 – $499,999	2.50%	2.56%	2.15%

$500,000 – $999,999	2.00%	2.04%	1.75%

$1,000,000 or more	0.00%	0.00%	0.00%(c)

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your financial intermediary when you buy $1 million or more of Class A shares, see Class A Shares – Commissions below.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule (Columbia Capital Allocation Conservative Portfolio)

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price

$0 – $49,999	4.75%	4.99%	4.00%

$50,000 – $99,999	4.25%	4.44%	3.50%

$100,000 – $249,999	3.50%	3.63%	3.00%

$250,000 – $499,999	2.50%	2.56%	2.15%

$500,000 – $999,999	2.00%	2.04%	1.75%

$1,000,000 or more	0.00%	0.00%	0.00%(c)

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your financial intermediary when you buy $1 million or more of Class A shares, see Class A Shares – Commissions below.

Class A Shares — CDSC. In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.

•

If you purchased Class A shares of any Acquiring Fund without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.

Class A Shares — Commissions. The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares – Front-End Sales Charge above.

The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of a Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):

Class A Shares — Commission Schedule (Paid by the Distributor to Financial Intermediaries) for Acquiring Funds

Purchase Amount	Commission Level* (as a % of net asset value per share)

$1 million – $2,999,999	1.00%

$3 million – $49,999,999	0.50%

$50 million or more	0.25%

*

The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Reductions/Waivers of Sales Charges. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from an Acquiring Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Acquiring Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Acquiring Fund shares directly from the Acquiring Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.

Class A Shares Front-End Sales Charge Reductions. The Acquiring Funds make available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of an Acquiring Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (“ROA”), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Acquiring Fund accounts in the particular class of shares, the Acquiring Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members’ ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (“LOI”)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of an Acquiring Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Acquiring Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible.

Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Acquiring Funds if you hold your account directly with the Acquiring Funds) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.

The sales charge reductions available to investors who purchase and hold their Acquiring Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.

FUNDamentalsTM
Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Group retirement plan accounts are valued at the retirement plan level.

Eligible Accounts. The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Columbia Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C, Class E, Class Inst or Class V shares of a Fund, or non-retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Columbia Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (“IRAs”); Simplified Employee Pension accounts (“SEPs”), Savings Investment Match Plans for Employees of Small Employers accounts (“SIMPLEs”) and Tax Sheltered Custodial Accounts (“TSCAs”); Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.

The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts invested in Class R shares of a Columbia Fund; and retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Columbia Fund.

Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.

Class A Shares Front-End Sales Charge Waivers. There are no front-end sales charges on reinvested Acquiring Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Acquiring Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Acquiring Fund portfolio managers, certain partners and employees of outside legal counsel to the Acquiring Funds or the Acquiring Trust, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Acquiring Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Acquiring Fund. For a more complete description of categories of investors who may purchase Class A shares of the Acquiring Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the applicable Acquiring Fund’s SAI.

In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Acquiring Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of an Acquiring Fund for Class A shares of the Acquiring Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor;

(v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; and (vii) purchases through certain employee benefit plans and certain qualified deferred compensation plans. For a more complete description of these eligible transactions, see Appendix S to the applicable Acquiring Fund’s SAI.

The sales charge waivers available to investors who purchase and hold their Acquiring Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.

CDSC Waivers. You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of an Acquiring Fund. This could happen because of the way in which you originally invested in an Acquiring Fund, because of your relationship with the Acquiring Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares); in connection with an Acquiring Fund’s Small Account Policy (which is described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. An Acquiring Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the applicable Acquiring Fund’s SAI.

The sales charge waivers available to investors who purchase and hold their Acquiring Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.

Repurchases (Reinstatements). You can redeem shares of Class A shares and use such redemption proceeds to buy Class A shares without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Columbia Funds that do not assess a front-end sales charge, unless such shares were purchased via an exchange from Class A shares of a Columbia Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.

Any CDSC paid upon redemption of your Class A shares of an Acquiring Fund will not be reimbursed.

To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary within 90 days after the shares are redeemed. The purchase of the repurchase will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.

Restrictions and Changes in Terms and Conditions. Restrictions may apply to certain accounts and certain transactions. The Acquiring Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Acquiring Fund account is held directly with the Acquiring Fund, you should provide this information to the

Acquiring Fund when placing your purchase or redemption order. Please see Appendix A to this Section C and Appendix S of the applicable Acquiring Fund’s SAI for more information about sales charge waivers.

Distribution and Service Fees. The Acquiring Trust has approved, and the Acquiring Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Acquiring Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Acquiring Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the applicable Acquiring Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total

Class A	—	—	0.25%(a)

Class Adv	None	None	None

Class Inst3	None	None	None

Class R (Series of CFST)	0.50%	—(b)	0.50%

Class R (Series of CFST II)	up to 0.50%	up to 0.25%	0.50%(b)

(a)	The Acquiring Funds pay a combined distribution and service fee.
(b)

Class R shares of series of CFST pay a distribution fee pursuant to a Rule 12b-1 plan. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

The distribution and/or service fees for Class A and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.

For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Acquiring Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of Columbia Funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class R shares, the Distributor begins to pay these fees immediately after purchase.

Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this Combined Proxy Statement/Prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this Combined Proxy Statement/Prospectus.

If you maintain shares of an Acquiring Fund directly with the Acquiring Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the

Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distributions and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. An Acquiring Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Acquiring Funds may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.

Financial Intermediary Compensation. The Distributor, Columbia and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Acquiring Funds (“Marketing Support Payments”). Such payments are generally based upon one or more of the following factors: average net assets of the Acquiring Funds attributable to that financial intermediary; gross sales of the Acquiring Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Acquiring Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of an Acquiring Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Acquiring Funds attributable to the financial intermediary. The Distributor, Columbia and their affiliates may at times make payments with respect to an Acquiring Fund or other Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, Columbia and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.

In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Acquiring Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (“Shareholder Services”). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Acquiring Fund’s shares. Generally, each Acquiring Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a channel-specific or share class-specific cap established by the Board from time to time. Fee amounts in excess of the amount paid by the Acquiring Fund are borne by the Transfer Agent, Columbia and/ or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services and the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.

In addition to the payments described above, the Distributor, Columbia and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the SEC and Financial Industry Regulatory Authority rules and by other applicable laws and regulations.

Amounts paid by the Distributor, Columbia and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Acquiring Funds. You can find further details in the applicable Acquiring Fund’s SAI about the payments made by the Distributor, Columbia and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, Columbia or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.

Your financial intermediary may charge you fees and commissions in addition to those described herein. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending an Acquiring Fund or a particular share class over others.

Share Price Determination. The price you pay or receive when you buy, sell or exchange shares is the Acquiring Fund’s next determined net asset value (or NAV) per share for a given share class. Each Acquiring Fund calculates the NAV per share for each class of shares of the Acquiring Fund at the end of each business day, with the value of the Acquiring Fund’s shares based on the total value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM
NAV Calculation

Each share class of an Acquiring Fund calculates its NAV per share as follows:

NAV per share =	[(Value of assets of the share class) – (Liabilities of the share class)] /
(Number of shares outstanding)

FUNDamentalsTM
Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. An Acquiring Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Acquiring Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Acquiring Trust may approve or ratify. On holidays and other days when the NYSE is closed, each Acquiring Fund’s NAV is not calculated and the Acquiring Fund does not accept buy or sell orders. However, the value of an Acquiring Fund’s assets may still be affected on such days to the extent that the Acquiring Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued primarily using a market-based price obtained from a pricing service, if available. Investments in other open-end funds are valued at their published NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Acquiring Trust.

If a market price is not readily available or is deemed not to reflect market value, an Acquiring Fund will determine the price of a portfolio security based on a determination of the security’s fair value pursuant to a policy approved by the Acquiring Trust. In addition, an Acquiring Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at an Acquiring Fund’s share prices are calculated, and may be closed altogether on days when the Acquiring Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Acquiring Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent an Acquiring Fund has significant holdings of small cap stocks, high-yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Acquiring Fund shares. However, when an Acquiring Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause an Acquiring Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Acquiring Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Acquiring Funds have retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies. The Acquiring Funds, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Acquiring Funds will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.

Order Processing. Orders to buy, sell or exchange Acquiring Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the applicable Acquiring Fund’s applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (i.e., accounts established directly with an Acquiring Fund), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Acquiring Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Acquiring Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of an Acquiring Fund’s investments may change between the time you submit your order and the time the Acquiring Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form.” An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees. The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000;

(ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (“ACH”) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the NYSE Medallion Signature Program (“MSP”). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.

Customer Identification Program. Federal law requires the Acquiring Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (“SSN”) or other taxpayer identification number (“TIN”)). If you fail to provide the requested information, the Acquiring Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the applicable Acquiring Fund is unable to verify your identity after your account is open, the Acquiring Fund reserves the right to close your account or take other steps as deemed reasonable. The Acquiring Funds will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A and Class Inst Share Accounts Below the Minimum Account Balance. The Acquiring Funds generally will automatically sell your shares if the value of your Acquiring Fund account (treating each account of a Fund you own separately from any other account of a Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Columbia Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:

Share Class	Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
IRAs for all classes except those listed below	None
Class Adv, Class Inst2, Class Inst3, and Class R	None

For shares held directly with the Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan (described below). For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent’s contact information (toll-free number and mailing addresses) as well as the Acquiring Funds’ website address can be found at the beginning of the section Choosing a Share Class.

For shares purchased and held for your benefit through a financial intermediary, the Acquiring Funds may instruct the intermediary to automatically sell your Acquiring Fund shares if the transaction can be operationally administered by the intermediary.

Small Account Policy — Class A and Class Inst Share Accounts Minimum Balance Fee. If the value of your Fund account (treating each account of a Fund you own separately from any other account of a Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the applicable Acquiring Fund by any amounts it collects from the assessment of this fee. For Acquiring Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the applicable Acquiring Fund. The Acquiring Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Acquiring Fund shares or for other reasons.

For shares held directly with the Acquiring Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Acquiring Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Acquiring Fund account balance, consolidating your multiple accounts you may have with the Acquiring Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent’s contact information (toll-free number and mailing addresses) as well as the Acquiring Funds’ website address can be found at the beginning of the section Choosing a Share Class.

For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Acquiring Fund shares in your account if instructed by the Acquiring Fund and the transaction can be operationally administered by the intermediary.

Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee. The automatic sale of Acquiring Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Adv, Class Inst2, Class Inst3 and Class R shares; shareholders holding their shares through financial intermediary networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.

Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts. The Acquiring Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share. For shares purchased and held for your benefit through a financial intermediary, the Acquiring Funds may instruct the intermediary to automatically sell your Acquiring Fund shares if the transaction can be operationally administered by the intermediary.

Information Sharing Agreements. As required by Rule 22c-2 under the 1940 Act, the Acquiring Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Acquiring Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from an Acquiring Fund to restrict or prohibit further purchases of applicable Acquiring Fund shares by shareholders who have been identified by the Acquiring Fund as having engaged in transactions that violate the Acquiring Fund’s excessive trading policies and procedures.

Excessive Trading Practices Policy.

Right to Reject or Restrict Share Transaction Orders — The Acquiring Funds are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing)

that is excessive. Investors should transact in Acquiring Fund shares primarily for investment purposes. The Acquiring Trust has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the “Excessive Trading Policies and Procedures”). The Acquiring Funds discourage and do not accommodate excessive trading.

The Acquiring Funds reserve the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Acquiring Funds may in their sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if an Acquiring Fund or its agents determine that accepting the order could interfere with efficient management of the Acquiring Fund’s portfolio or is otherwise contrary to the Acquiring Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.

Specific Buying and Exchanging Limitations — If an Acquiring Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future purchase orders, including exchange purchase orders, involving any Columbia Fund. For these purposes, a “round trip” is a purchase or exchange into an Acquiring Fund followed by a sale or exchange out of the same Acquiring Fund, or a sale or exchange out of the Acquiring Fund followed by a purchase or exchange into the Acquiring Fund. A “material” round trip is one that is deemed by an Acquiring Fund to be material in terms of its amount or its potential detrimental impact on the Acquiring Fund. Independent of this limit, each Acquiring Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974, as amended, or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Acquiring Funds retain the right to modify these restrictions at any time without prior notice to shareholders. In addition, each Acquiring Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund’s Excessive Trading Policies and Procedures.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Acquiring Funds take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, each Acquiring Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Acquiring Fund shares are often not known to the applicable Acquiring Fund.

Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact an Acquiring Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite an Acquiring Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, each Acquiring Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to an Acquiring Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Acquiring Fund’s performance;

•	potential dilution of the value of the Acquiring Fund’s shares;

•

interference with the efficient management of the Acquiring Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Acquiring Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that an Acquiring Fund invests significantly in foreign securities traded on markets that close before the Acquiring Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Acquiring Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Acquiring Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Acquiring Fund’s valuation time. This is often referred to as price arbitrage. The Acquiring Funds have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Acquiring Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of an Acquiring Fund’s shares held by other shareholders.

Similarly, to the extent that an Acquiring Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Acquiring Fund shares in an effort to benefit from their understanding of the value of these securities as of the Acquiring Fund’s valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Acquiring Fund’s portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Acquiring Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Acquiring Fund shares held by non-redeeming shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.

Opening an Account and Placing Orders. We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Acquiring Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.

Not all financial intermediaries offer the Acquiring Funds (or all classes of Acquiring Fund shares) and certain financial intermediaries that offer the Acquiring Funds may not offer all Acquiring Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Acquiring Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Acquiring Fund holdings to that account. In that event, you must either maintain your Acquiring Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.

Financial intermediaries that offer the Acquiring Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Acquiring Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Acquiring Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Acquiring Fund are held. Since the Acquiring Funds (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of an Acquiring Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. Each Acquiring Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

The Acquiring Funds may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Acquiring Funds will be serviced by the Transfer Agent. The Acquiring Funds, the Transfer Agent and the Distributor do not provide investment advice.

Direct-At-Fund Accounts (Accounts Established Directly with an Acquiring Fund). You can hold Acquiring Fund shares through an account established and held through the financial intermediary through which you purchased Acquiring Fund shares or you or your financial intermediary may establish an account directly with an Acquiring Fund, in which case you will receive Acquiring Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). To open a Direct-at-Fund Account, complete an Acquiring Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the applicable Acquiring Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Acquiring Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents. Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Acquiring Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Acquiring Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Acquiring Fund’s express mail address), not the P.O. Box provided for regular mail delivery. You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Acquiring Fund and the other Columbia Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Written Transactions — Direct-at-Fund Accounts. If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the applicable Acquiring Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. Include in your transaction request letter: your name; the name of the Acquiring Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order. Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions — Direct-at-Fund Accounts. For Class A, Class C, Class Inst, Class Inst3 and Class R shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling. You can sell Acquiring Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Acquiring Fund account. You can buy Acquiring Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Acquiring Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone. Telephone orders may not be as secure as written orders. The Acquiring Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Acquiring Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions — Direct-at-Fund Accounts. For Class A, Class C, Class Inst, Class Inst3 and Class R shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the Internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Acquiring Fund account through your online account if you qualify for Internet orders. Wire transactions are not permitted online.

Wire Transactions — Direct-at-Fund Accounts. If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3 and Class R shares of an Acquiring Fund by wiring money from (or to) your bank account to (or from) your Acquiring Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Acquiring Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Acquiring Fund account. Wire transactions are not permitted online.

Electronic Funds Transfer via ACH — Direct-at-Fund Accounts. If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3 and Class R shares of an Acquiring Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Acquiring Fund account subject to a maximum of $100,000 of shares per day, per Acquiring Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.

Buying Shares

Eligible Investors.

•	Class A Shares. Class A shares are available to the general public for investment.

•

Class Adv Shares. Class Adv shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Adv eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, and (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform.

•

Class Inst3 Shares. Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

•

Class R Shares. Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Additional Eligible Investors. In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in the Fund’s prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Acquiring Fund shares in networked or omnibus accounts.

Minimum Initial Investments. The table below shows each Acquiring Fund’s minimum initial investment requirements, which may vary by class and type of account. Each Acquiring Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

	Minimum Initial Investment(a)			Minimum Initial Investment for Accounts with Systematic Investment Plans

For all classes and account types except those listed below		$2,000		$100

Individual Retirement Accounts for all classes except those listed below		$1,000		$100

Group retirement plans		None		N/A

Class Adv and Class Inst	$ $ $	0, 1,000 or 2,000	(b)	$100	(b)

Class Inst2 and Class R		None		N/A

Class Inst3	$ $ $	0, $1,000, 2,000 or 1 million	(c)	$100	(c)

(a)

If your Class A, Class Adv, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.

(b)

The minimum initial investment in Class Adv shares is $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customers, charges the customer a commission for effecting transactions in Acquiring Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform; for all other eligible Class Adv share investors (see Buying Shares – Eligible Investors – Class Adv Shares above), there is no minimum initial investment. The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.

(c)

There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with an Acquiring Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Acquiring Fund shares are held in an omnibus account; health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering

Class Inst3 shares and provided that Acquiring Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Acquiring Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Acquiring Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Acquiring Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

Additional Information about Minimum Initial Investments. The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types. Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Class Inst Shares Minimum Initial Investments. There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third party platform.

•

Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by an Acquiring Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:

•

IRAs on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Acquiring Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an IRA. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:

•

Investors (except investors in IRAs) who purchase Acquiring Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Acquiring Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than IRAs, for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Bank trust departments that assess their clients an asset-based fee.

•	Certain other investors as set forth in more detail in the Acquiring Funds’ SAI.

Systematic Investment Plan. The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to an Acquiring Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. The Systematic Investment Plan is confirmed on your quarterly account statement.

Dividend Diversification. Generally, you may automatically invest Acquiring Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Acquiring Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Acquiring Fund to another Acquiring Fund may not be available to accounts held at all financial intermediaries.

Other Purchase Rules You Should Know.

•

Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Acquiring Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).

•	Once the Acquiring Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.

•	You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class Adv, Class C, Class Inst, Class Inst2, Class Inst3 and Class R shares at NAV per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order request if the Acquiring Fund does not receive payment within two business days of receiving your purchase order request. The Acquiring Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Acquiring Fund receives your money on time.

•	Shares purchased are recorded on the books of the Acquiring Fund. The Acquiring Fund does not issue certificates.

Please also read Appendix A to this Section C and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.

Selling Shares. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.

Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class Adv, Class C, Class Inst, Class Inst2 and Class Inst3 share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Acquiring Fund account is opened. You can choose to receive your withdrawals via check or direct deposit into your bank account. The Acquiring Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Acquiring Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Acquiring Fund is earning, you’ll eventually withdraw your entire investment.

Satisfying Fund Redemption Requests. When you sell your Acquiring Fund shares, the Acquiring Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, an Acquiring Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. An Acquiring Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. An Acquiring Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.

An Acquiring Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Acquiring Fund, from the proceeds of orders to purchase Acquiring Fund shares or from the proceeds of sales of Acquiring Fund holdings effected in the normal course of managing the Fund. However, an Acquiring Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Acquiring Fund’s investments, the Acquiring Fund may be more likely to be forced to sell Acquiring Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Acquiring Fund’s portfolio managers may have to sell Acquiring Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Acquiring Fund’s portfolio managers. The Acquiring Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Acquiring Funds and certain other Columbia Funds are parties or from other Columbia Funds under an inter fund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Acquiring Funds and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the inter fund lending program. As a result, borrowings available to an Acquiring Fund under the credit facility and the inter fund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Acquiring Fund redemption requests. Please see About Fund Investments – Borrowings – Inter fund Lending in the applicable Acquiring Fund’s SAI for more information about the credit facility and inter fund lending program. Each Acquiring Fund is also limited in the total amount it may borrow. Each Acquiring Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.

In addition, each Acquiring Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Acquiring Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event an Acquiring Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Acquiring Fund’s net assets (whichever is less), and if Columbia determines it to be feasible and appropriate, the Acquiring Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.

While an Acquiring Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The applicable Acquiring Fund and the redeeming shareholder will typically agree upon a redemption date. Since the Acquiring Fund’s NAV may fluctuate during this time, the Acquiring Fund’s NAV may be lower on the agreed-upon redemption date than on an earlier date on which the investment could have been redeemed for cash.

Redemption of Newly Purchased Shares. You may not redeem shares for which an Acquiring Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (“Collected Shares”). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Acquiring Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Acquiring Fund.

Other Redemption Rules You Should Know.

•

Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the applicable Acquiring Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	Once an Acquiring Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.

•

The Distributor, in its sole discretion, reserves the right to liquidate Acquiring Fund shares (of any class of the Acquiring Fund) held in an omnibus account of a financial intermediary that clears Acquiring Fund shares through a clearing intermediary or platform that charges certain maintenance fees to the Acquiring Fund if the value of the omnibus account, at the Acquiring Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90-days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Acquiring Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Acquiring Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.

•

If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.

•	If you sell your shares through a financial intermediary, the Acquiring Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.

•	No interest will be paid on uncashed redemption checks.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•

For broker-dealer and wrap fee accounts: Each Acquiring Fund reserves the right to redeem your shares if your account falls below the Acquiring Fund’s minimum initial investment requirement. The Acquiring Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares. You can generally sell shares of your Acquiring Fund to buy shares of another Columbia Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Columbia Fund into which you are exchanging. Although the Columbia Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same- Fund Exchange Privilege below for more information. You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Acquiring Fund shares through certain financial intermediaries, you may have limited exchangeability among the Columbia Funds. Please contact your financial intermediary for more information.

Systematic Exchanges. You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Columbia Fund by exchanging each month from another Columbia Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. Exchanges will continue as long as your balance in the Acquiring Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Acquiring Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.

Other Exchange Rules You Should Know.

•	Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).

•	Once an Acquiring Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.

•

The rules for buying shares of an Acquiring Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Acquiring Fund may not be used on the same day for another exchange or sale.

•

A sales charge may apply when you exchange shares of an Acquiring Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account or any

Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Columbia Funds.

•

If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into a Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Fund in the future, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.

•	You may make exchanges only into an Acquiring Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.

•	You generally may make an exchange only into an Acquiring Fund that is accepting investments.

•	An Acquiring Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Columbia Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Changing your investment to a different Acquiring Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Columbia Fund.

•

Class Inst shares of an Acquiring Fund may be exchanged for Class A or Class Inst shares of another Columbia Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class Inst Shares for details.

Same-Fund Exchange Privilege. Shareholders may be eligible to invest in other classes of shares of the same Acquiring Fund and may exchange their current shares for another share class if deemed eligible and offered by the applicable Acquiring Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A.

Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) by shareholders moving from a commissionable brokerage account to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.

Intermediaries may from time to time determine to exchange shares of their customers for another share class for which such customers are eligible, including Acquisition Shares received in the Reorganizations.

Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same- Fund exchange. You should consult your tax advisor about your particular exchanges.

Distributions and Taxes.

Distributions to Shareholders A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Acquiring Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Acquiring Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. Each Acquiring Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Acquiring Funds will declare and pay distributions of net investment income according to the following schedule:

Fund	Declaration Schedule	Distribution Schedule
Columbia Capital Allocation Conservative Portfolio	Quarterly	Quarterly
Columbia Capital Allocation Moderate Portfolio	Quarterly	Quarterly
Columbia Capital Allocation Moderate Aggressive Portfolio	Quarterly	Quarterly
Columbia Capital Allocation Aggressive Portfolio	Semiannually	Semiannually

Each Acquiring Fund may declare or pay distributions of net investment income more frequently.

Different share classes of an Acquiring Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.

Each Acquiring Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Acquiring Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Acquiring Fund will automatically reinvest distributions in additional shares of the same share class of the Acquiring Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Acquiring Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with an Acquiring Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Acquiring Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Acquiring Fund.

Unless you are a tax-exempt investor or holding Acquiring Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding the purchase of Acquiring Fund shares shortly before the Acquiring Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Acquiring Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

Taxes. You should be aware of the following considerations applicable to each Acquiring Fund:

•

The Acquiring Fund intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Acquiring Fund’s failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Acquiring Fund qualifies for treatment as a regulated investment company, the Acquiring Fund may be subject to federal excise tax on certain undistributed income or gains.

•

Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Acquiring Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.

•

Distributions of the Acquiring Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Acquiring Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Acquiring Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Acquiring Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Acquiring Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Acquiring Fund shares. A return of capital reduces your tax basis in your Acquiring Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•

If you are an individual and you meet certain holding period and other requirements for your Acquiring Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Acquiring Fund’s dividends received from certain U.S. and foreign corporations, as long as the Acquiring Fund meets certain holding period and other requirements for the stock producing such dividends.

•

Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Acquiring Fund, and net gains recognized on the sale, redemption or exchange of shares of the Acquiring Fund.

•

Certain derivative instruments when held in the Acquiring Fund’s portfolio subject the Acquiring Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Acquiring Fund, defer Acquiring Fund losses, cause adjustments in the holding periods of Acquiring Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

•

Generally, an Acquiring Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Acquiring Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the Acquiring Funds’ SAI.

•

Income and proceeds received by the Acquiring Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Acquiring Fund’s assets consists of securities of foreign corporations, and the Acquiring Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Acquiring Fund will make this election for a taxable year, even if it is eligible to do so.

•

A sale, redemption or exchange of Acquiring Fund shares (other than exchanges of one class of Acquiring Fund shares for shares of another class of the same Acquiring Fund) is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Acquiring Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Acquiring Fund shares for more than one year at the time of sale, redemption or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.

•

For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Acquiring Fund generally is required to report to shareholders and the IRS cost basis information with respect to those shares. The Acquiring Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the Acquiring Funds’ SAI, columbiathreadneedleus.com, or contact the Acquiring Funds at 800.345.6611. If you hold Acquiring Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.

•

The Acquiring Funds are required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Acquiring Fund that withholding does not apply, the IRS has notified the Acquiring Fund that the TIN listed on your account is incorrect according to its records, or the IRS informs the Acquiring Fund that you are otherwise subject to backup withholding.

FUNDamentalsTM
Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in an Acquiring Fund. It is not intended as a substitute for careful tax planning. Your investment in an Acquiring Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the Acquiring Funds’ SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in an Acquiring Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

APPENDIX A TO SECTION C

As noted in the Choosing a Share Class section above, the sales charge reductions and waivers available to investors who purchase and hold their Acquiring Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Acquiring Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts or through another financial intermediary. These reductions and/or waivers may apply to purchases, sales, and exchanges of Acquiring Fund shares. A shareholder transacting in Acquiring Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.

The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Acquiring Funds, Columbia and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.

Ameriprise Financial Services, LLC (Ameriprise Financial Services)

The following information has been provided by Ameriprise Financial Services:

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:

Shareholders purchasing Fund shares through an Ameriprise Financial Services brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).

•

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the Fund’s Class C Shares – Conversion to Class A Shares policy (stated outside this Appendix A) provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Robert W. Baird & Co. Incorporated (Baird)

The following information has been provided by Baird:

Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.

Front-End Sales Charge Waivers on Class A Shares Available at Baird:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.

•	Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.

•

Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Class A and Class C Shares Available at Baird:

•	Shares sold due to death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Shares purchased due to returns of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

•	Shares acquired through a right of reinstatement.

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

•	Breakpoints as described in the Fund’s prospectus.

•

Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.

Edward D. Jones & Co., L.P. (Edward Jones)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 15, 2021, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Fund’s prospectus.

Rights of Accumulation (ROA)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (LOI)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Fund’s prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform.

•	A 529 account held on an Edward Jones platform.

•	An account with an active systematic investment plan or LOI.

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in the Fund to Class A shares.

Janney Montgomery Scott LLC (Janney)

The following information has been provided by Janney:

Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.

Front-End Sales Charge* Waivers on Class A Shares Available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•

Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC Waivers on Class A and C Shares Available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Fund’s prospectus.

•

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill Lynch)

The following information has been provided by Merrill Lynch:

Shareholders purchasing Columbia Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

Front-End Load Discounts Available at Merrill Lynch:

Merrill Lynch makes available breakpoint discounts on shares of the Fund through:

•	Breakpoints as described in the Fund’s prospectus.

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible Columbia Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Columbia Funds, through Merrill Lynch, over a 13-month period of time (if applicable).

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch:

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus.

•

Eligible shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A and C Shares Available at Merrill Lynch:

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•	Shares acquired through a right of reinstatement.

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only).

•

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)

The following information has been provided by Morgan Stanley Wealth Management:

Shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•

Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (Raymond James)

The following information has been provided by Raymond James:

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Raymond James:

Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Raymond James:

•	Shares purchased in an investment advisory program.

•	Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and Class C Shares Available at Raymond James:

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:

•	Breakpoints as described in the Fund’s prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Stifel Financial Corp. (Stifel)

The following information has been provided by Stifel:

Effective June 30, 2020, Class C shares of Columbia Funds that were purchased through a Stifel platform or account that maintains an omnibus position with the Fund that are no longer subject to a

CDSC are exchanged to Class A shares of the same Columbia Fund pursuant to Stifel’s policies and procedures. This does not apply to non-omnibus positions.

Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries

Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:

Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:

•

For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

U.S. Bancorp Investments, Inc. (USBI)

The following information has been provided by USBI:

Effective September of 2021, shareholders purchasing Columbia Fund shares through a USBI platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will only be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.

All other sales charge waivers and reductions described elsewhere in the Fund’s prospectus or SAI still apply.

USBI Conversion of Class C shares

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy.

Exhibit A

Financial Highlights

Financial Highlights — Columbia Capital Allocation Aggressive Portfolio

The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. The Information below has been audited by PricewaterhouseCoopers LLP, except for the six months ended July 31, 2021. The auditor is an independent registered public accounting firm whose reports, along with the Fund’s financial statements, are included in the annual report to shareholders.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.49	0.04	1.73	1.77	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.16	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.09	(0.01)	1.67	1.66	—	(0.84)	(0.84)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.42	0.06	1.72	1.78	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.15	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.14	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$14.41	13.11%	0.39	%(c),(d)	0.39	%(c),(d)	0.61	%(c)	6%	$1,318,968
Year Ended 1/31/2021	$13.49	14.61%	0.43	%(d),(e)	0.43	%(d),(e),(f)	1.22%		74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%		0.47	%(f)	1.49%		12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%		0.47	%(f)	1.30%		20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%		0.49	%(f)	1.08%		13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%		0.50	%(f)	1.06%		12%	$582,182
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$14.06	13.31%	0.14	%(c),(d)	0.14	%(c),(d)	0.86	%(c)	6%	$8,941
Year Ended 1/31/2021	$13.16	14.90%	0.17	%(d),(e)	0.17	%(d),(e),(f)	1.68%		74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%		0.22	%(f)	1.60%		12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%		0.22	%(f)	1.58%		20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%		0.23	%(f)	1.10%		13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%		0.25	%(f)	1.27%		12%	$1,242
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.91	12.69%	1.14	%(c),(d)	1.14	%(c),(d)	(0.15	%)(c)	6%	$89,152
Year Ended 1/31/2021	$13.09	13.73%	1.18	%(d),(e)	1.18	%(d),(e),(f)	0.40%		74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%		1.22	%(f)	0.75%		12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%		1.22	%(f)	0.52%		20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%		1.24	%(f)	0.34%		13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%		1.25	%(f)	0.33%		12%	$75,648
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$14.35	13.28%	0.14	%(c),(d)	0.14	%(c),(d)	0.85	%(c)	6%	$44,122
Year Ended 1/31/2021	$13.42	14.86%	0.17	%(d),(e)	0.17	%(d),(e),(f)	1.58%		74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%		0.22	%(f)	1.76%		12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%		0.22	%(f)	1.17%		20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%		0.23	%(f)	1.67%		13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%		0.25	%(f)	1.39%		12%	$3,329

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$14.05	13.32%	0.12	%(c),(d)	0.12	%(c),(d)	0.89	%(c)	6%	$9,699
Year Ended 1/31/2021	$13.15	14.82%	0.16	%(d),(e)	0.16	%(d),(e)	1.48%		74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%		0.20%		1.92%		12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%		0.20%		1.56%		20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%		0.20%		1.44%		13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%		0.18%		1.49%		12%	$1,638
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$14.04	13.34%	0.07	%(c),(d)	0.07	%(c),(d)	0.90	%(c)	6%	$13,422
Year Ended 1/31/2021	$13.14	14.88%	0.13	%(d),(e)	0.13	%(d),(e)	1.41%		74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%		0.15%		1.86%		12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%		0.15%		1.75%		20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%		0.14%		1.40%		13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%		0.13%		1.66%		12%	$2,111

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income		Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.35	0.03	1.71	1.74	(0.00	)(g)	(0.84)	(0.84)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)		(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)		(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)		(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)		(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)		(0.45)	(0.56)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$14.25	13.08%	0.64	%(c),(d)	0.64	%(c),(d)	0.36	%(c)	6%	$3,193
Year Ended 1/31/2021	$13.35	14.23%	0.69	%(d),(e)	0.69	%(d),(e),(f)	0.70%		74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%		0.72	%(f)	1.21%		12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%		0.72	%(f)	1.09%		20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%		0.73	%(f)	0.83%		13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%		0.75	%(f)	1.22%		12%	$2,099

Financial Highlights — Columbia Capital Allocation Moderate Aggressive Portfolio

The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. The Information below has been audited by PricewaterhouseCoopers LLP, except for the six months ended July 31, 2021. The auditor is an independent registered public accounting firm whose reports, along with the Fund’s financial statements, are included in the annual report to shareholders.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.06	1.31	1.37	(0.13)	(1.05)	(1.18)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.18	0.08	1.34	1.42	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.07	0.01	1.32	1.33	(0.08)	(1.05)	(1.13)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.02	0.08	1.31	1.39	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.17	0.08	1.33	1.41	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$12.80	0.08	1.29	1.37	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.24	10.56%	0.40	%(c),(d)	0.40	%(c),(d)	0.92	%(c)	15%	$1,788,835
Year Ended 1/31/2021	$13.05	12.89%	0.50	%(d)	0.50	%(d),(e)	1.22%		76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%		0.50	%(e)	1.77%		10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%		0.49	%(e)	1.59%		18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%		0.49	%(e)	1.35%		9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47	%(f)	0.47	%(e),(f)	1.30%		9%	$1,671,442
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.40	10.82%	0.15	%(c),(d)	0.15	%(c),(d)	1.17	%(c)	15%	$9,808
Year Ended 1/31/2021	$13.18	13.13%	0.24	%(d)	0.24	%(d),(e)	1.61%		76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%		0.25	%(e)	1.80%		10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%		0.24	%(e)	1.90%		18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%		0.24	%(e)	1.86%		9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22	%(f)	0.22	%(e),(f)	1.62%		9%	$2,128
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.27	10.21%	1.14	%(c),(d)	1.14	%(c),(d)	0.16	%(c)	15%	$113,159
Year Ended 1/31/2021	$13.07	12.05%	1.25	%(d)	1.25	%(d),(e)	0.46%		76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%		1.25	%(e)	1.01%		10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%		1.24	%(e)	0.77%		18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%		1.24	%(e)	0.59%		9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22	%(f)	1.22	%(e),(f)	0.55%		9%	$216,271

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.21	10.73%	0.15	%(c),(d)	0.15	%(c),(d)	1.17	%(c)	15%	$113,181
Year Ended 1/31/2021	$13.02	13.21%	0.25	%(d)	0.25	%(d),(e)	1.48%		76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%		0.25	%(e)	2.01%		10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%		0.24	%(e)	1.83%		18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%		0.24	%(e)	1.59%		9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22	%(f)	0.22	%(e),(f)	1.55%		9%	$119,833
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.38	10.77%	0.12	%(c),(d)	0.12	%(c),(d)	1.20	%(c)	15%	$12,793
Year Ended 1/31/2021	$13.17	13.28%	0.21	%(d)	0.21	%(d)	1.53%		76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%		0.20%		2.13%		10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%		0.19%		1.89%		18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%		0.19%		1.80%		9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13	%(f)	0.13	%(f)	1.68%		9%	$5,706
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$12.97	10.79%	0.07	%(c),(d)	0.07	%(c),(d)	1.25	%(c)	15%	$16,421
Year Ended 1/31/2021	$12.80	13.27%	0.16	%(d)	0.16	%(d)	1.55%		76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%		0.15%		2.15%		10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%		0.14%		1.80%		18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%		0.14%		2.47%		9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07	%(f)	0.07	%(f)	1.81%		9%	$1,128

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.03	0.05	1.31	1.36	(0.11)	(1.05)	(1.16)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Class V
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.06	1.31	1.37	(0.13)	(1.05)	(1.18)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)

Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.23	10.52%	0.65	%(c),(d)	0.65	%(c),(d)	0.66	%(c)	15%	$5,638
Year Ended 1/31/2021	$13.03	12.62%	0.75	%(d)	0.75	%(d),(e)	0.98%		76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%		0.75	%(e)	1.46%		10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%		0.74	%(e)	1.37%		18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%		0.74	%(e)	1.14%		9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72	%(f)	0.72	%(e),(f)	1.10%		9%	$3,743
Class V
Six Months Ended 7/31/2021 (Unaudited)	$13.24	10.56%	0.40	%(c),(d)	0.40	%(c),(d)	0.93	%(c)	15%	$88,869
Year Ended 1/31/2021	$13.05	12.89%	0.50	%(d)	0.50	%(d),(e)	1.22%		76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%		0.50	%(e)	1.78%		10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%		0.49	%(e)	1.58%		18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%		0.49	%(e)	1.35%		9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47	%(f)	0.47	%(e),(f)	1.30%		9%	$86,404

Financial Highlights — Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. The Information below has been audited by PricewaterhouseCoopers LLP, except for the six months ended July 31, 2021. The auditor is an independent registered public accounting firm whose reports, along with the Fund’s financial statements, are included in the annual report to shareholders.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$10.62	0.06	0.35	0.41	(0.07)	(0.31)	(0.38)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$10.54	0.08	0.35	0.43	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$10.55	0.02	0.36	0.38	(0.03)	(0.31)	(0.34)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$10.61	0.08	0.36	0.44	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.54	0.08	0.35	0.43	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$10.65	3.93%	0.50	%(c),(d)	0.50	%(c),(d)	1.18	%(c)	9%	$205,866
Year Ended 1/31/2021	$10.62	6.60%	0.55	%(d)	0.55	%(d),(e)	1.66%		63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%		0.57	%(e)	2.09%		13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%		0.55%		2.02%		21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%		0.56%		1.72%		12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%		0.55%		1.51%		24%	$213,725
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$10.57	4.09%	0.25	%(c),(d)	0.25	%(c),(d)	1.43	%(c)	9%	$7,021
Year Ended 1/31/2021	$10.54	6.82%	0.30	%(d)	0.30	%(d),(e)	1.90%		63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%		0.32	%(e)	2.31%		13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%		0.30%		2.30%		21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%		0.30%		2.13%		12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%		0.31%		1.76%		24%	$903
Class C
Six Months Ended 7/31/2021 (Unaudited)	$10.59	3.66%	1.25	%(c),(d)	1.25	%(c),(d)	0.43	%(c)	9%	$19,106
Year Ended 1/31/2021	$10.55	5.73%	1.30	%(d)	1.30	%(d),(e)	0.90%		63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%		1.32	%(e)	1.34%		13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%		1.30%		1.23%		21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%		1.31%		0.97%		12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%		1.30%		0.76%		24%	$42,286
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$10.65	4.16%	0.25	%(c),(d)	0.25	%(c),(d)	1.43	%(c)	9%	$11,627
Year Ended 1/31/2021	$10.61	6.88%	0.30	%(d)	0.30	%(d),(e)	1.92%		63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%		0.32	%(e)	2.34%		13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%		0.30%		2.26%		21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%		0.31%		2.03%		12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%		0.30%		1.79%		24%	$3,974
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.57	4.10%	0.24	%(c),(d)	0.24	%(c),(d)	1.44	%(c)	9%	$1,454
Year Ended 1/31/2021	$10.54	6.84%	0.29	%(d)	0.29	%(d)	1.94%		63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%		0.30%		2.38%		13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%		0.28%		2.35%		21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%		0.28%		2.02%		12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%		0.24%		1.84%		24%	$417

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.52	0.08	0.36	0.44	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$10.61	0.05	0.36	0.41	(0.06)	(0.31)	(0.37)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.56	4.23%	0.19	%(c),(d)	0.19	%(c),(d)	1.49	%(c)	9%	$3,251
Year Ended 1/31/2021	$10.52	6.91%	0.24	%(d)	0.24	%(d)	1.97%		63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%		0.24%		2.43%		13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%		0.23%		2.38%		21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%		0.23%		2.27%		12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%		0.20%		1.86%		24%	$595
Class R
Six Months Ended 7/31/2021 (Unaudited)	$10.65	3.90%	0.75	%(c),(d)	0.75	%(c),(d)	0.93	%(c)	9%	$322
Year Ended 1/31/2021	$10.61	6.34%	0.80	%(d)	0.80	%(d),(e)	1.35%		63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%		0.82	%(e)	1.92%		13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%		0.80%		1.68%		21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%		0.81%		1.54%		12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%		0.80%		1.19%		24%	$355

Financial Highlights — Columbia Capital Allocation Moderate Portfolio

The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. The Information below has been audited by PricewaterhouseCoopers LLP, except for the six months ended July 31, 2021. The auditor is an independent registered public accounting firm whose reports, along with the Fund’s financial statements, are included in the annual report to shareholders.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.91	0.08	0.91	0.99	(0.12)	(0.79)	(0.91)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.73	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.80	0.03	0.90	0.93	(0.08)	(0.79)	(0.87)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.89	0.09	0.92	1.01	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.73	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.74	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.99	8.42%	0.38	%(c),(d)	0.38	%(c),(d)	1.23	%(c)	17%	$1,376,257
Year Ended 1/31/2021	$11.91	11.31%	0.43	%(d)	0.43	%(d),(e)	1.66%		86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%		0.43	%(e)	2.11%		10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%		0.43	%(e)	1.94%		20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%		0.44	%(e)	1.68%		9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%		0.44	%(e)	1.64%		10%	$1,309,998
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.79	8.51%	0.13	%(c),(d)	0.13	%(c),(d)	1.48	%(c)	17%	$4,171
Year Ended 1/31/2021	$11.73	11.48%	0.18	%(d)	0.18	%(d),(e)	1.91%		86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%		0.18	%(e)	2.50%		10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%		0.18	%(e)	2.28%		20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%		0.18	%(e)	2.60%		9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%		0.19	%(e)	1.98%		10%	$355
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.86	7.91%	1.12	%(c),(d)	1.12	%(c),(d)	0.47	%(c)	17%	$108,729
Year Ended 1/31/2021	$11.80	10.56%	1.18	%(d)	1.18	%(d),(e)	0.89%		86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%		1.18	%(e)	1.35%		10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%		1.18	%(e)	1.15%		20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%		1.19	%(e)	0.95%		9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%		1.19	%(e)	0.90%		10%	$186,170
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.97	8.57%	0.13	%(c),(d)	0.13	%(c),(d)	1.48	%(c)	17%	$57,999
Year Ended 1/31/2021	$11.89	11.51%	0.18	%(d)	0.18	%(d),(e)	1.91%		86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%		0.18	%(e)	2.37%		10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%		0.18	%(e)	2.19%		20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%		0.19	%(e)	2.09%		9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%		0.19	%(e)	2.02%		10%	$4,598

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.79	8.52%	0.12	%(c),(d)	0.12	%(c),(d)	1.47	%(c)	17%	$7,436
Year Ended 1/31/2021	$11.73	11.59%	0.17	%(d)	0.17	%(d)	1.92%		86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%		0.17%		2.42%		10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%		0.17%		2.08%		20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%		0.16%		1.95%		9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%		0.14%		1.94%		10%	$5,521
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.80	8.53%	0.08	%(c),(d)	0.08	%(c),(d)	1.51	%(c)	17%	$10,544
Year Ended 1/31/2021	$11.74	11.64%	0.12	%(d)	0.12	%(d)	1.94%		86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%		0.13%		2.42%		10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%		0.13%		2.45%		20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%		0.12%		2.11%		9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%		0.09%		2.15%		10%	$3,459

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.87	0.06	0.91	0.97	(0.11)	(0.79)	(0.90)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable. (c) Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.94	8.22%	0.63	%(c),(d)	0.63	%(c),(d)	0.97	%(c)	17%	$2,961
Year Ended 1/31/2021	$11.87	11.06%	0.68	%(d)	0.68	%(d),(e)	1.40%		86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%		0.68	%(e)	1.79%		10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%		0.68	%(e)	1.72%		20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%		0.69	%(e)	1.46%		9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%		0.69	%(e)	1.48%		10%	$2,282

Exhibit B

Principal Shareholders

Ownership of Target Fund and Acquiring Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of August 31, 2021 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percent of shares held	Percent of combined fund shares held following the Reorganization
BMO Aggressive Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	35.58%	3.69%
	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	31.73%	3.29%
BMO Growth Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	50.91%	3.50%
	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	26.44%	1.82%
BMO Balanced Allocation Fund	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	34.55%	3.60%
BMO Conservative Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	46.46%	6.66%
BMO Moderate Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	25.31%	1.26%
	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	46.70%	2.33%

Fund	Shareholder Account Registration	Percent of shares held	Percent of combined fund shares held following the Reorganization
Columbia Capital Allocation Aggressive Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	73.74%	61.05%
Columbia Capital Allocation Moderate Aggressive Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	57.89%	51.87%
Columbia Capital Allocation Conservative Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	75.51%	64.71%
Columbia Capital Allocation Moderate Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	86.91%	82.59%

As of August 31, 2021, the officers and directors/trustees of each Acquiring Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of August 31, 2021:

Current Ownership of Fund Shares

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization
BMO Aggressive Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	Class R6	5.58%	2.99% (Class Inst3)

	Mac & Co A/C XXXXXX Attn Mutual Fund Ops 500 Grant St Pittsburgh, PA 15219-2502	Class R6	48.88%	26.23% (Class Inst3)

	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	Class I	69.73%	21.74% (Class Adv)

		Class R6	43.59%	23.39% (Class Inst3)

		Class Y	93.10%	1.20% (Class A)

		Class R3	100.00%	61.88% (Class R)

	Mitra & Co FBO 98 Daily Plans C/O Reliance Trust Company WI 4900 West Brown Deer Road Mailcode: BD1N – Attn: MF Milwaukee, WI 53233-2422	Class I	21.91%	8.29% (Class Adv)

BMO Growth Allocation Fund	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	Class Y	6.41%	0.01% (Class A)

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	Class R6	7.89%	3.24% (Class Inst3)

	Mac & Co A/C XXXXXX Attn Mutual Fund Ops 500 Grant St Pittsburgh, PA 15219-2502	Class R6	60.55%	24.88% (Class Inst3)

	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	Class I	93.72%	26.40% (Class Adv)

		Class R6	31.44%	12.92% (Class Inst3)

		Class Y	74.97%	0.13% (Class A)

		Class R3	99.96%	29.93% (Class R)

	Timothy L. Olson TTEE Peyton L. Olson Irrevocable Trust U/A dtd. 12/14/2017 2507 Glen Abbey Dr Green Bay, WI 54311	Class Y	5.16%	0.01% (Class A)

BMO Balanced Allocation Fund	Mac & Co A/C XXXXXX Attn Mutual Fund Ops 500 Grant St Pittsburgh, PA 15219-2502	Class R6	34.95%	31.40% (Class Inst3)

	Matrix Trust Co Cust FBO Certified Supply Inc 401k Plan PO Box 52129 Phoenix, AZ 85072-2129	Class Y	11.69%	0.29% (Class A)

	Matrix Trust Co Cust FBO Fletcher Farms Inc P/S PO Box 52129 Phoenix, AZ 85072-2129	Class Y	5.64%	0.14% (Class A)

	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	Class I	33.62%	27.14% (Class Adv)

		Class R6	59.25%	53.23% (Class Inst3)

		Class Y	78.86%	1.95% (Class A)

		Class R3	52.72%	39.62% (Class R)

	Mitra & Co FBO 98 C/O Reliance Trust Company WI 4900 West Brown Deer Road Mailcode: BD1N – Attn: MF Milwaukee, WI 53233-2422	Class I	46.60%	37.62% (Class Adv)

		Class R3	46.18%	34.70% (Class R)

	Mitra & Co FBO 98 Daily Plans C/O Reliance Trust Company WI 4900 West Brown Deer Road Mailcode: BD1N – Attn: MF Milwaukee, WI 53233-2422	Class I	9.72%	7.85% (Class Adv)

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

BMO Conservative Allocation Fund	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	Class R6	6.25%	5.60% (Class Inst3)

	Mac & Co A/C XXXXXX Attn Mutual Fund Ops 500 Grant St Pittsburgh, PA 15219-2502	Class R6	64.63%	57.87% (Class Inst3)

	Matrix Trust Co Cust FBO Capitol Sales Company Inc 401k PO Box 52129 Phoenix, AZ 85072-2129	Class I	92.73%	20.64% (Class Adv)

	Matrix Trust Co Cust FBO Fleet Farm Wholesale Supply Co. LLC PO Box 52129 Phoenix, AZ 85072-2129	Class Y	60.70%	2.57% (Class A)

	Matrix Trust Co Cust FBO Janesville Medical Center Inc. 401(k) PO Box 52129 Phoenix, AZ 85072-2129	Class R3	73.73%	46.51% (Class R)

	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	Class R6	28.12%	25.18% (Class Inst3)

		Class Y	26.08%	1.11% (Class A)

		Class R3	26.27%	16.57% (Class R)

BMO Moderate Allocation Fund	Hossley Lighting Associates Inc. 1202 Dragon St Ste 100 Dallas, TX 75207-4021	Class I	60.43%	37.26% (Class Adv)

	Mac Co. Acct XXXXXX Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh, PA 15219-2502	Class R6	6.03%	5.19% (Class Inst3)

	Mac & Co A/C XXXXXX Attn Mutual Fund Ops 500 Grant St Pittsburgh, PA 15219-2502	Class R6	32.45%	27.95% (Class Inst3)

	Matrix Trust Co Cust FBO Certified Supply Inc 401k Plan PO Box 52129 Phoenix, AZ 85072-2129	Class Y	23.40%	0.04% (Class A)

	Matrix Trust Co Cust FBO PHX-OneAmerica (WI Office) PO Box 52129 Phoenix, AZ 85072-2129	Class I	38.85%	23.96% (Class Adv)

		Class R6	60.35%	51.58% (Class Inst3)

		Class Y	59.89%	0.10% (Class A)

		Class R3	99.97%	75.74% (Class R)

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

Columbia Capital Allocation Aggressive Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	Class A	76.84%	75.71%

		Class C	80.80%	80.80%

		Class Inst	26.99%	26.99%

	Ascensus Trust Company FBO PO Box 10757 Fargo, ND 58106-0757	Class R	9.04%	0.74%

	Charles Schwab & Co. Inc. Cust A/C for the Exclusive Benefit Attention Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	Class Inst2	11.23%	11.23%

		Class R	17.49%	1.43%

	Great-West Trust Company LLC FBO Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	Class Inst2	17.56%	17.56%

	LPL Financial 9785 Towne Centre Dr San Diego, CA 92121-1968	Class Adv	9.86%	3.84%

		Class Inst	5.26%	5.26%

	Matrix Trust Company Cust FBO 717 17th St Ste 1300 Denver, CO 80202-3304	Class Inst2	8.02%	8.02%

		Class R	15.22%	1.24%

	Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Class A	9.38%	9.25%

		Class Adv	62.29%	24.26%

		Class Inst	28.72%	28.72%

	Mid Atlantic Trust Company FBO General Stamping & Metalworks 401(K) 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.02%	0.26%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Mid Atlantic Trust Company FBO Great Lakes Forest Products, Inc. 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	10.86%	0.57%

	Mid Atlantic Trust Company FBO Groundwork 401(K) Profit Sharing 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class R	11.05%	0.90%

	Mid Atlantic Trust Company FBO USA Logistics, Inc. 401(K) Plan 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	14.15%	0.74%

	National Financial Services LLC FEBO Customers Mutual Funds 200 Liberty Street 1WFC New York, NY 10281-1015	Class Adv	19.74%	7.69%

		Class Inst2	33.66%	33.66%

		Class Inst3	16.08%	0.84%

	Penchecks Trust Company of America Pitts Automotive Group Nicholas P Camarota 324 Stathams Way Warner Robins, GA 31088-7563	Class R	5.79%	0.47%

	Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	Class Inst2	9.52%	9.52%

		Class R	6.53%	0.53%

	Raymond James FBO Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	Class C	7.59%	7.59%

		Class Inst	11.32%	11.32%

	TD Ameritrade Inc. For The Exclusive Benefit of Customers PO Box 2226 Omaha, NE 68103-2226	Class Inst2	15.27%	15.27%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

Columbia Capital Allocation Moderate Aggressive Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	Class A	63.58%	62.01%

		Class C	84.42%	84.42%

		Class Inst	10.55%	10.55%

	Ascensus Trust Company FBO PO Box 10577 Fargo, ND 58106-0757	Class R	5.69%	1.41%

	Charles Schwab & Co. Inc. Cust A/C for the Exclusive Benefit Attention Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	Class Inst	5.27%	5.27%

		Class Inst2	16.57%	16.57%

	Charles Schwab Bank Cust 2423 E Lincoln Dr Phoenix, AZ 85016-1215	Class R	21.66%	5.38%

	Great-West Trust Company LLC FBO Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	Class Inst2	35.74%	35.74%

	Matrix Trust Company Cust FBO Manito Super 1 Foods Inc 717 17th St Ste 1300 Denver, CO 80202-3304	Class R	45.74%	11.37%

	Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Class A	12.29%	11.98%

		Class Adv	42.94%	8.27%

		Class Inst	13.40%	13.40%

		Class Inst3	28.20%	2.87%

		Class V	13.46%	13.46%

	Mid Atlantic Trust Company FBO Great Lakes Forest Products, Inc. 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	7.80%	0.79%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Mid Atlantic Trust Company FBO Dimensional Foam Products, LLC 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	10.33%	1.05%

	Mid Atlantic Trust Company FBO Vantage Systems Inc. 401(K) 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class R	5.75%	1.43%

	National Financial Services LLC FEBO Customers Mutual Funds 200 Liberty Street 1WFC New York, NY 10281-1015	Class Adv	33.77%	6.51%

		Class Inst2	9.00%	9.00%

		Class Inst3	13.00%	1.32%

		Class R	5.79%	1.44%

	Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	Class Adv	17.11%	3.30%

	Raymond James FBO Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	Class Inst	8.06%	8.06%

	SEI Private Trust Company C/O Johnson Trust Company 1 Freedom Valley Dr Oaks, PA 19456-9989	Class Inst2	16.68%	16.68%

	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	Class Inst2	16.77%	16.77%

Columbia Capital Allocation Conservative Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	Class A	81.57%	78.11%

		Class C	81.96%	81.96%

		Class Inst	38.48%	38.48%

	Ascensus Trust Company FBO PO Box 10577 Fargo, ND 58106-0757	Class R	40.62%	15.00%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Charles Schwab & Co. Inc. Cust A/C for the Exclusive Benefit Attention Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	Class R	35.22%	13.00%

	Great-West Trust Company LLC FBO Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	Class Inst2	29.95%	29.95%

	ICMA Retirement Corporation 777 N Capitol St NE Ste 600 Washington, DC 20002-4240	Class Inst3	17.80%	1.86%

	LPL Financial 9785 Towne Centre Dr San Diego, CA 92121-1968	Class Inst	12.01%	12.01%

	Matrix Trust Company as Agent for Advisor Trust, Inc. State of Hawaii Dept of Edu 403(b) 717 17th St Ste 1300 Denver, CO 80202-3304	Class R	16.04%	5.92%

	Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Class Adv	39.42%	30.64%

		Class Inst	18.30%	18.30%

	Mid Atlantic Trust Company FBO A & I Indiana 401(K) Plan 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	15.34%	1.60%

	Mid Atlantic Trust Company FBO Cass Hudson Company, Inc. 401(K) 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.12%	0.53%

	Mid Atlantic Trust Company FBO Clean Seal, Inc. 401(K) Plan 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.88%	0.61%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Mid Atlantic Trust Company FBO MAC Engineering & Equipment Company 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	16.96%	1.77%

	Mid Atlantic Trust Company FBO Rieth-Riley Construction Co., Inc 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.52%	0.58%

	National Financial Services LLC FEBO Customers Mutual Funds 200 Liberty Street 1WFC New York, NY 10281-1015	Class Adv	40.72%	31.66%

		Class Inst2	40.09%	40.09%

	Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	Class Adv	17.06%	13.27%

	Raymond James FBO Omnibus for Mutual Funds House Acct Firm Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	Class C	5.92%	5.92%

		Class Inst	9.00%	9.00%

	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	Class Inst2	13.74%	13.74%

Columbia Capital Allocation Moderate Portfolio	American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	Class A	90.48%	90.33%

		Class C	89.83%	89.83%

		Class Inst	35.70%	35.70%

	Ascensus Trust Company FBO PO Box 10577 Fargo, ND 58106-0757	Class R	10.41%	2.52%

	Charles Schwab & Co. Inc. Cust A/C for the Exclusive Benefit Attention Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	Class R	18.95%	4.59%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Deborah Usdin FBO Mulberry Technologies Inc 401(k) PR 17 West Jefferson Street Rockville, MD 20850-4214	Class Adv	6.24%	2.39%

	Great-West Trust Company LLC FBO Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	Class Inst2	59.62%	59.62%

	Matrix Trust Company Cust FBO Lifetime Care 717 17th St Ste 1300 Denver, CO 80202-3304	Class R	18.35%	4.45%

	Matrix Trust Company Cust FBO Walter Williams Prty Mgmt Inc 717 17th St Ste 1300 Denver, CO 80202-3304	Class R	5.26%	1.27%

	Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Class Adv	13.60%	5.22%

		Class Inst	37.02%	37.02%

	Mid Atlantic Trust Company FBO Ancon Employee Stock Ownership and 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	6.74%	0.94%

	Mid Atlantic Trust Company FBO Clean Seal, Inc. 401(K) Plan 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.94%	0.82%

	Mid Atlantic Trust Company FBO Curtis Products, Inc. 401(K) Plan 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	9.69%	1.34%

	Mid Atlantic Trust Company FBO General Stamping & Metalworks 401(K) 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	7.29%	1.01%

Fund	5% Owners	Share Class	Percent of shares held	Percent of combined fund shares held following the Reorganization

	Mid Atlantic Trust Company FBO Groundwork 401(K) Profit Sharing 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class R	21.13%	5.12%

	Mid Atlantic Trust Company FBO Michiana Spine Sports & Occupational 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.44%	0.76%

	Mid Atlantic Trust Company FBO North American Signs, Inc Deferred 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.88%	0.82%

	Mid Atlantic Trust Company FBO Rieth-Riley Construction Co., Inc 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	5.09%	0.71%

	Mid Atlantic Trust Company FBO The Commodore Corporation 401(K) 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Class Inst3	17.54%	2.43%

	National Financial Services LLC FEBO Customers Mutual Funds 200 Liberty Street 1WFC New York, NY 10281-1015	Class Adv	12.52%	4.80%
		Class Inst2	22.55%	22.55%

	Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	Class Adv	64.58%	24.76%

	Raymond James FBO Omnibus for Mutual Funds House Acct Firm Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	Class Inst	8.14%	8.14%

	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	Class Inst2	10.49%	10.49%

	UBS WM USA Spec Cdy A/C Excl Ben Cust UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086-6761	Class Inst	5.80%	5.80%

Exhibit C

Comparison of Organizational Documents

Each proposed reorganization described in the accompanying Combined Proxy Statement/Prospectus involves BMO Funds, Inc. (the “Target Company”), a Wisconsin corporation, on behalf of its identified series (each, a “Target Fund”) and either Columbia Funds Series Trust (“CFST”), a Delaware statutory trust, or Columbia Funds Series Trust II (“CFST II” and together with CFST, the “Acquiring Trusts” or each, an “Acquiring Trust”), a Massachusetts business trust, on behalf of its respective identified series. Consequently, pursuant to the terms of each proposed reorganization, if the reorganization is approved, shareholders of a Target Fund will no longer be subject to relevant provisions of the Target Company’s Articles of Incorporation, Bylaws and Wisconsin law and, instead, will be subject to relevant provisions of the Acquiring Trust’s Declaration of Trust, Bylaws and either the laws of the State of Delaware (with respect to CFST) or those of the Commonwealth of Massachusetts (with respect to CFST II). In light of the foregoing, the chart below has been included to highlight the similarities and differences between the terms of the Target Company’s Articles of Incorporation, Bylaws and Wisconsin law on the one hand, and the applicable Acquiring Trust’s Declaration of Trust, Bylaws and Delaware or Massachusetts law, on the other hand, with respect to shareholder rights.

Domicile	Company/Trust and Fund(s)
Delaware	Columbia Funds Series Trust Columbia Capital Allocation Moderate Aggressive Portfolio

Massachusetts	Columbia Funds Series Trust II Columbia Capital Allocation Aggressive Portfolio Columbia Capital Allocation Conservative Portfolio Columbia Capital Allocation Moderate Portfolio

Wisconsin	BMO Funds, Inc. BMO Aggressive Allocation Fund BMO Growth Allocation Fund BMO Balanced Allocation Fund BMO Conservative Allocation Fund BMO Moderate Allocation Fund

	Acquiring Trust	Acquiring Trust	Target Company
Policy	(Delaware)	(Massachusetts)	(Wisconsin)
Shareholder Liability

Shareholders are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held	Under the Wisconsin Business Corporation Law (“WBCL”), the shareholders of the Company are not liable to the Company or its creditors with respect to their shares except to pay the consideration for which the shares were authorized to be issued. In addition, the WBCL provides that the shareholders are not personally liable for the acts or debts of the Company.

	Acquiring Trust	Acquiring Trust	Target Company
Policy	(Delaware)	(Massachusetts)	(Wisconsin)
	having been a shareholder, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.	personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Shareholder Voting Rights

Shareholders have only the powers to vote on matters as the Board may consider desirable and so authorize, and those voting powers expressly granted under the 1940 Act or under the law of Delaware applicable to statutory trusts.

Shares may be voted in person or by proxy or in any manner authorized by the Trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the Trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of Trustees.

The shareholders have the power to vote (i) for the election of Trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the Bylaws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may

Shareholders are entitled to one vote per full share of common stock and a fractional vote per fractional share.

Each share of a series gives the shareholder one vote in the election of directors and other matters submitted to shareholders for vote.

All holders of shares of stock vote as a single series or class except with respect to any matter which affects only one or more series or class of stock, in which case only the holders of shares of the series or class affected are entitled to vote.

	Acquiring Trust	Acquiring Trust	Target Company
Policy	(Delaware)	(Massachusetts)	(Wisconsin)
consider necessary or desirable. If authorized by the trustees, shareholders shall be entitled to vote cumulatively in the election of trustees.

Any fractional share of a series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including rights with respect to voting.

Shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected.

Shareholder Meetings

The Trust is not required to hold annual meetings of shareholders.

Meetings of the shareholders may be called by the Trustees for the purpose of electing Trustees and for other purposes as may be prescribed by law or by the Declaration of Trust.

The Trust is not required to hold annual meetings of shareholders.

Meetings of the shareholders may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may by prescribed by law, the Declaration of Trust, the Bylaws, or in discretion of the Trustees.

The Company is not required to hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the 1940 Act: (i) election of Directors; (ii) approval of the Company’s investment advisory contract; (iii) ratification of the Company’s public accountants; (iv) approval of the Company’s distribution agreement.

The WBCL permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.

The Company holds meetings of shareholders as required by the 1940 Act, the Articles of Incorporation, as amended, and/or the By-laws.

	Acquiring Trust	Acquiring Trust	Target Company
Policy	(Delaware)	(Massachusetts)	(Wisconsin)
A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Company’s outstanding voting shares.

Shareholder Quorum

Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the Trust is to vote as a single class separate from any other shares, thirty-three and one-third percent (33 1/3%) of the shares of each such series or classes entitled to vote constitutes a quorum at a shareholders meeting of that series.

A meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the meeting, either in person or by proxy. If a meeting is adjourned, notice does not need to be given of the adjourned meeting date unless a new record date for the adjourned meeting is set or unless the adjourned meeting is to take place more than sixty (60) days from the date set for the original meeting, in which case the Board would be required to set a new record date.

The presence in person or by proxy of 10% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 10% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

The presence in person or by proxy of the holders of one-third of the shares of capital stock of the Company entitled to vote without regard to series or class shall constitute a quorum at any meeting of the shareholders, except with respect to a meeting of one or more series or classes of stock, in which case the presence in person or by proxy of the holders of one-third of the shares of stock of each series or class entitled to vote on the matter shall constitute a quorum.

A meeting may be adjourned at any time, including after action on one or more matters, by a majority of shares represented, even if less than a quorum.

Preemptive Rights	Shareholders have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any series.	Shareholders have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.	Shareholders are not entitled to any preemptive, appraisal or conversion rights.

	Acquiring Trust	Acquiring Trust	Target Company
Policy	(Delaware)	(Massachusetts)	(Wisconsin)

Shareholder Meeting Demand Procedure	—	If a meeting of shareholders has not been held during the immediately preceding fifteen (15) months for the purpose of electing trustees, a shareholder or shareholders holding three percent (3%) or more of the voting power of all shares entitled to vote may demand a meeting of shareholders for the purpose of electing trustees by written notice of demand given to the trustees.(1)	—

Trustee Power to Amend Organizational Document	The Trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust to modify any provisions relating to the shares; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the Trustees at their discretion.

The Trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then Trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The Trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The Board may amend the Articles of Incorporation without shareholder vote, except that no amendment to the Articles of Incorporation shall affect any right of any person under the Articles of Incorporation without a shareholder vote.

(1)

Within thirty (30) days after receipt of such demand, the trustees shall call and give notice of a meeting of shareholders for the purpose of electing trustees. If the trustees shall fail to call such meeting or give notice thereof, then the shareholder or shareholders making the demand may call and give notice of such meeting at the expense of the trust. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee of the trust when requested to do so in writing by shareholders holding not less than ten percent (10%) of the shares then outstanding. If the trustees shall fail to call or give notice of any meeting of shareholders for a period of thirty (30) days after written application by shareholders holding at least ten percent (10%) of the shares then outstanding requesting that a meeting be called for any purpose requiring action by the shareholders as provided in the Declaration of Trust or the By-laws, then shareholders holding at least ten percent (10%) of the shares then outstanding may call and give notice of such meeting.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	D59514-S30329	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors unanimously recommends that shareholders vote FOR the proposal.				For	Against	Abstain

1.

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc., on behalf of its series BMO Aggressive Allocation Fund (the “Target Fund”), Columbia Funds Series Trust II, on behalf of its series Columbia Capital Allocation Aggressive Portfolio (the “Acquiring Fund”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund.

				☐	☐	☐

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear(s) on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing. If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Special Meeting of Shareholders and the Proxy Statement is available at:

www.proxyvote.com.

D59515-S30329

BMO FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS

This Proxy is Solicited on Behalf of the Board of Directors

The undersigned shareholder of the fund referenced on the reverse of this card (the “Fund”), a series of BMO Funds, Inc., a Wisconsin corporation (the “Corporation”), hereby appoints John M. Blaser and Timothy M. Bonin, or either of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Corporation (the “Meeting”) to be held at 790 North Water Street, Milwaukee, Wisconsin 53202 on November 8, 2021 at 9:00 a.m. Central Time, and at any adjournment or postponement thereof and otherwise represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. This proxy shall be voted on the proposal described in the Notice of Special Meeting of Shareholders and accompanying Proxy Statement as specified on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If the undersigned signs, dates and returns this Proxy Card, but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	D59516-S30329	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors unanimously recommends that shareholders vote FOR the proposal.				For	Against	Abstain

2.

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc., on behalf of its series BMO Growth Allocation Fund (the “Target Fund”), Columbia Funds Series Trust II, on behalf of its series Columbia Capital Allocation Aggressive Portfolio (the “Acquiring Fund”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund.

				☐	☐	☐

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear(s) on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing. If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Special Meeting of Shareholders and the Proxy Statement is available at:

www.proxyvote.com.

D59517-S30329

BMO FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS

This Proxy is Solicited on Behalf of the Board of Directors

The undersigned shareholder of the fund referenced on the reverse of this card (the “Fund”), a series of BMO Funds, Inc., a Wisconsin corporation (the “Corporation”), hereby appoints John M. Blaser and Timothy M. Bonin, or either of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Corporation (the “Meeting”) to be held at 790 North Water Street, Milwaukee, Wisconsin 53202 on November 8, 2021 at 9:00 a.m. Central Time, and at any adjournment or postponement thereof and otherwise represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. This proxy shall be voted on the proposal described in the Notice of Special Meeting of Shareholders and accompanying Proxy Statement as specified on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If the undersigned signs, dates and returns this Proxy Card, but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	D59518-S30329	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors unanimously recommends that shareholders vote FOR the proposal.				For	Against	Abstain

3.

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc., on behalf of its series BMO Balanced Allocation Fund (the “Target Fund”), Columbia Funds Series Trust, on behalf of its series Columbia Capital Allocation Moderate Aggressive Portfolio (the “Acquiring Fund”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund.

				☐	☐	☐

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear(s) on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing. If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Special Meeting of Shareholders and the Proxy Statement is available at:

www.proxyvote.com.

D59519-S30329

BMO FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS

This Proxy is Solicited on Behalf of the Board of Directors

The undersigned shareholder of the fund referenced on the reverse of this card (the “Fund”), a series of BMO Funds, Inc., a Wisconsin corporation (the “Corporation”), hereby appoints John M. Blaser and Timothy M. Bonin, or either of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Corporation (the “Meeting”) to be held at 790 North Water Street, Milwaukee, Wisconsin 53202 on November 8, 2021 at 9:00 a.m. Central Time, and at any adjournment or postponement thereof and otherwise represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. This proxy shall be voted on the proposal described in the Notice of Special Meeting of Shareholders and accompanying Proxy Statement as specified on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If the undersigned signs, dates and returns this Proxy Card, but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	D59520-S30329	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors unanimously recommends that shareholders vote FOR the proposal.				For	Against	Abstain

4.

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc., on behalf of its series BMO Conservative Allocation Fund (the “Target Fund”), Columbia Funds Series Trust II, on behalf of its series Columbia Capital Allocation Conservative Portfolio (the “Acquiring Fund”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund.

				☐	☐	☐

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear(s) on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing. If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Special Meeting of Shareholders and the Proxy Statement is available at:

www.proxyvote.com.

D59521-S30329

BMO FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS

This Proxy is Solicited on Behalf of the Board of Directors

The undersigned shareholder of the fund referenced on the reverse of this card (the “Fund”), a series of BMO Funds, Inc., a Wisconsin corporation (the “Corporation”), hereby appoints John M. Blaser and Timothy M. Bonin, or either of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Corporation (the “Meeting”) to be held at 790 North Water Street, Milwaukee, Wisconsin 53202 on November 8, 2021 at 9:00 a.m. Central Time, and at any adjournment or postponement thereof and otherwise represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. This proxy shall be voted on the proposal described in the Notice of Special Meeting of Shareholders and accompanying Proxy Statement as specified on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If the undersigned signs, dates and returns this Proxy Card, but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	D59522-S30329	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors unanimously recommends that shareholders vote FOR the proposal.				For	Against	Abstain

5.

To approve the Agreement and Plan of Reorganization by and among BMO Funds, Inc., on behalf of its series BMO Moderate Allocation Fund (the “Target Fund”), Columbia Funds Series Trust II, on behalf of its series Columbia Capital Allocation Moderate Portfolio (the “Acquiring Fund”), BMO Asset Management Corp., and Columbia Management Investment Advisers, LLC, pursuant to which (A) the Target Fund will transfer that portion of its assets attributable to each class of its shares to the corresponding class of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund as set forth in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Target Fund’s shareholders of the corresponding class in complete liquidation of the Target Fund, and (B) the articles of incorporation of the Target Company will be amended to dissolve and terminate each such Target Fund.

				☐	☐	☐

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear(s) on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing. If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Special Meeting of Shareholders and the Proxy Statement is available at:

www.proxyvote.com.

D59523-S30329

BMO FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS

This Proxy is Solicited on Behalf of the Board of Directors

The undersigned shareholder of the fund referenced on the reverse of this card (the “Fund”), a series of BMO Funds, Inc., a Wisconsin corporation (the “Corporation”), hereby appoints John M. Blaser and Timothy M. Bonin, or either of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Corporation (the “Meeting”) to be held at 790 North Water Street, Milwaukee, Wisconsin 53202 on November 8, 2021 at 9:00 a.m. Central Time, and at any adjournment or postponement thereof and otherwise represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. This proxy shall be voted on the proposal described in the Notice of Special Meeting of Shareholders and accompanying Proxy Statement as specified on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If the undersigned signs, dates and returns this Proxy Card, but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

STATEMENT OF ADDITIONAL INFORMATION

October 5, 2021

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (each a “Reorganization” and together the “Reorganizations”):

1.

Reorganization of BMO Aggressive Allocation Fund (a “Target Fund”), a series of BMO Funds, Inc. (the “Target Company”) into Columbia Capital Allocation Aggressive Portfolio (an “Acquiring Fund”), a series of Columbia Funds Series Trust II (“CFST II” or the “Acquiring Company”).

2.	Reorganization of BMO Growth Allocation Fund (a “Target Fund”), a series of the Target Company into Columbia Capital Allocation Aggressive Portfolio (an “Acquiring Fund”), a series of CFST II.

3.

Reorganization of BMO Balanced Allocation Fund (a “Target Fund”), a series of the Target Company into Columbia Capital Allocation Moderate Aggressive Portfolio (an “Acquiring Fund”), a series of Columbia Funds Series Trust (“CFST” or the “Acquiring Company”).

4.	Reorganization of BMO Conservative Allocation Fund (a “Target Fund”), a series of the Target Company into Columbia Capital Allocation Conservative Portfolio (an “Acquiring Fund”), a series of CFST II.

5.	Reorganization of BMO Moderate Allocation Fund (a “Target Fund”), a series of the Target Company into Columbia Capital Allocation Moderate Portfolio (an “Acquiring Fund”), a series of CFST II.

This SAI contains information which may be of interest to shareholders of the Target Funds but which is not included in the Combined Proxy Statement/Prospectus dated October 5, 2021 (the “Combined Proxy Statement/Prospectus”) which relates to the Reorganizations. This SAI is not a prospectus and should be read in conjunction with the Combined Proxy Statement/Prospectus. As described in the Combined Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange for shares of a corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund reflected in the Fund’s Statement of Assets and Liabilities prepared in accordance with generally accepted accounting principles and any director indemnification obligation of the Target Fund, in each case as described in the Agreement and Plan of Reorganization. Each Target Fund would distribute pro rata the Acquiring Fund shares of each class to the Target Fund’s shareholders of the corresponding class of shares in complete liquidation of the Target Fund. The Combined Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge at columbiathreadneedleus.com, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, Missouri 64121-9104 or (express mail) Columbia Management Investment Services Corp., c/o DST Asset Manager Solutions, Inc., 430 W. 7th Street, Suite 219104, Kansas City, Missouri 64105-1407.

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this SAI by reference:

Columbia Capital Allocation Aggressive Portfolio (SEC File nos. 333-131683 and 811-21852)

•	the Statement of Additional Information of Columbia Capital Allocation Aggressive Portfolio, dated August 1, 2021, as supplemented to date;

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Aggressive Portfolio for the fiscal year ended January 31, 2021;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Capital Allocation Aggressive Portfolio for the period ended July 31, 2021;

Columbia Capital Allocation Moderate Aggressive Portfolio (SEC File nos. 333-89661 and 811-09645)

•	the Statement of Additional Information of Columbia Capital Allocation Moderate Aggressive Portfolio, dated August 1, 2021, as supplemented to date;

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Moderate Aggressive Portfolio for the fiscal year ended January 31, 2021;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Capital Allocation Moderate Aggressive Portfolio for the period ended July 31, 2021;

Columbia Capital Allocation Conservative Portfolio (SEC File nos. 333-131683 and 811-21852)

•	the Statement of Additional Information of Columbia Capital Allocation Conservative Portfolio, dated August 1, 2021, as supplemented to date;

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Conservative Portfolio for the fiscal year ended January 31, 2021;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Capital Allocation Conservative Portfolio for the period ended July 31, 2021;

Columbia Capital Allocation Moderate Portfolio (SEC File nos. 333-131683 and 811-21852)

•	the Statement of Additional Information of Columbia Capital Allocation Moderate Portfolio, dated August 1, 2021, as supplemented to date;

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Moderate Portfolio for the fiscal year ended January 31, 2021;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Capital Allocation Moderate Portfolio for the period ended July 31, 2021.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The board of trustees of the Acquiring Company (the “Columbia Funds Board”), including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, of the Columbia Funds Board, has selected PricewaterhouseCoopers LLP (“PwC”), located at 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402, to act as the independent registered public accounting firm for each Acquiring Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings.

The audited financial statements for each Acquiring Fund included in their respective Annual Reports to Shareholders and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting. The audited financial statements for each Target Fund incorporated by reference into the Combined Proxy Statement/Prospectus have been so included and incorporated in reliance upon the reports of KPMG LLP, given their authority as experts in auditing and accounting.

1

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of each Target Fund and the respective Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the applicable Reorganization, is included in the “Section A—Proposals 1-5: Reorganization Proposals—Summary—Fees and Expenses” section of the Combined Proxy Statement/Prospectus.

Each Reorganization will not result in a material change to the applicable Target Fund’s investment portfolio due to the investment restrictions of its Acquiring Fund. As a result, schedules of investments of the Target Funds modified to show the effects of the Reorganizations are not required and are not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of its Reorganization as described in the Combined Proxy Statement/Prospectus.

Each Acquiring Fund will be the accounting survivor of the Reorganization of its applicable Target Fund. There are no material differences in accounting policies of the Acquiring Funds as compared to those of the Target Funds.

2